     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2013

                                                             FILE NO. 333-180756

                                                                       811-07271

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 1                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 79                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                  SUN-JIN MOON
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                                NEWARK, NJ 07102

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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                        NOTICE TO EXISTING POLICY OWNERS

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2013. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD LEADERS VUL LIBERTY 2012


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL II OR


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
ADMINISTERED BY:
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
751 BROAD STREET
NEWARK, NJ 07102


TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 1, 2013


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information You should know before You purchase the Hartford Leaders VUL Liberty 2012 insurance Policy (Policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to Your Policy to identify which Policy You own. Please read it carefully before You purchase Your variable life insurance Policy. Some Policy features may not be available in some states.



Hartford Leaders VUL Liberty 2012 is a contract between You and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of Your Policy for the name of the issuing company. The issuing company referred to in this prospectus as the Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to Your beneficiary. The Policy is a flexible premium variable life insurance Policy. It is:


X Flexible premium, because generally, You may decide when to make premium payments and in what amounts.

X Variable, because the value of Your life insurance Policy will fluctuate with the performance of the Sub-Accounts You select and the Fixed Account.

The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.

AIM VARIABLE INSURANCE FUNDS

  Invesco V.I. Balanced Risk Allocation Fund -- Series I
  Invesco V.I. Core Equity Fund -- Series I
  Invesco V.I. Global Real Estate Fund -- Series I
  Invesco V.I. International Growth Fund -- Series I
  Invesco V.I. Mid Cap Core Equity Fund -- Series I
  Invesco V.I. Small Cap Equity Fund -- Series I

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

  AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class B AllianceBernstein VPS International Value Portfolio -- Class B AllianceBernstein VPS Real Estate Investment Portfolio -- Class B AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B

AMERICAN FUNDS INSURANCE SERIES

  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Bond Fund -- Class 2
  American Funds Global Growth and Income Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

  Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2010 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2030 Portfolio -- Service Class 2 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2 Fidelity(R) VIP Strategic Income Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Flex Cap Growth Securities Fund -- Class 2
  Franklin Income Securities Fund -- Class 2
  Franklin Rising Dividends Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1
  Mutual Global Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 1
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2

HARTFORD HLS SERIES FUND II, INC.

  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford U.S. Government Securities HLS Fund -- Class IA

HARTFORD SERIES FUND, INC.

  Hartford Capital Appreciation HLS Fund -- Class IA
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Global Growth HLS Fund -- Class IA
  Hartford Global Research HLS Fund -- Class IA
  Hartford Growth HLS Fund -- Class IA
  Hartford High Yield HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA
  Hartford Value HLS Fund -- Class IA

LORD ABBETT SERIES FUND, INC.

  Lord Abbett Bond-Debenture Portfolio -- Class VC
  Lord Abbett Fundamental Equity Portfolio -- Class VC
  Lord Abbett Growth and Income Portfolio -- Class VC

MFS(R) VARIABLE INSURANCE TRUST

  MFS(R) Growth Series -- Initial Class
  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) Research Bond Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class

PUTNAM VARIABLE TRUST

  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Investors Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from Your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before You invest or send money.

This life insurance Policy IS NOT:

-   a bank deposit or obligation;

-   federally Insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                           PAGE
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SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     6
  Hartford Life Insurance Company                                              6
  Harford Life and Annuity Insurance Company                                   9
ABOUT US                                                                      16
  The Companies                                                               16
  The Separate Accounts                                                       16
  The Funds                                                                   16
  The Fixed Account                                                           22
CHARGES AND DEDUCTIONS                                                        22
YOUR POLICY                                                                   24
PREMIUMS                                                                      46
DEATH BENEFITS AND POLICY VALUES                                              48
MAKING WITHDRAWALS FROM YOUR POLICY                                           49
LOANS                                                                         50
LAPSE AND REINSTATEMENT                                                       50
FEDERAL TAX CONSIDERATIONS                                                    51
LEGAL PROCEEDINGS                                                             57
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        57
ILLUSTRATIONS OF POLICY BENEFITS                                              58
FINANCIAL INFORMATION                                                         58
GLOSSARY OF SPECIAL TERMS                                                     59
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT
VALUES AND CASH SURRENDER VALUES                                              62
WHERE YOU CAN FIND MORE INFORMATION                                           67

4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the Policy and the principal risks of purchasing the Policy. It is only a summary and You should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is Insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct Policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The Policy is designed to be flexible to meet Your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums You pay.

DEATH BENEFIT -- While the Policy is in force and when the Insured dies, we pay a death benefit to Your beneficiary. You have three death benefit options available. Options A, B and C are available when You purchase Your Policy. Your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

- OPTION A (LEVEL OPTION): The death benefit is the current Face Amount. For policies with the LongevityAccess Rider, the death benefit option must be Death Benefit Option A on and after the Policy Anniversary closest to the Insured's 90th birthday in order to exercise the rider benefits.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date of the Insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $10 million.

The death benefit is reduced by any money You owe us, such as outstanding loans, loan interest, or unpaid charges. You may change Your death benefit option under certain circumstances. You may increase or decrease the Face Amount on Your Policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within Your Policy, from the available investment options and a Fixed Account. You may transfer money among Your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how You pay premiums. You can choose a planned premium when You purchase the Policy. You may change Your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the Policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender Your Policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may use this Policy as collateral to obtain a loan from Us.

NO-LAPSE GUARANTEE -- Generally, Your death benefit coverage will last as long as there is enough value in Your Policy to pay for the monthly charges we deduct. Since this is a variable life Policy, values of Your Policy will fluctuate based on the performance of the underlying investment options You have chosen. Without the No-Lapse Guarantee, Your Policy will lapse if the value of Your Policy is insufficient to pay Your monthly charges. If the No-Lapse Guarantee is available and Your Policy Value is insufficient to pay Your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the Policy will not lapse, regardless of the investment performance of the underlying funds. If You take a loan on Your Policy, the No-Lapse Guarantee will not protect the Policy from lapsing if there is Policy Indebtedness. Therefore, You should carefully consider the impact of taking Policy loans during the No-Lapse Guarantee Period. (See "Lapse and Reinstatement" for more information).

SETTLEMENT OPTIONS -- You or Your beneficiary may choose to receive the proceeds of the Policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, You are not taxed on earnings until You take earnings out of the Policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but Your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to Your Policy by selecting from the following Riders: Guaranteed Minimum Accumulation Benefit Rider, Guaranteed Paid-Up Death Benefit Rider, DisabilityAccess Rider, Waiver of Specified Amount Disability Benefit Rider, Term Insurance Rider, Accidental Death Benefit Rider, Deduction Amount Waiver Rider, Cost of Living Adjustment Rider, Child Insurance Rider, LifeAccess Accelerated Benefit Rider, Accelerated Death Benefit Rider for Terminal Illness, Overloan Protection Rider and LongevityAccess Rider. For a complete description of all policy riders, refer to the "Other Benefits" section of Your prospectus. Additional charges may apply for some Riders and may be subject to underwriting approval.

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ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect Your own particular circumstances. These hypothetical illustrations may help You to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help You to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the Policy.

INVESTMENT PERFORMANCE -- The value of Your Policy will fluctuate with the performance of the investment options You choose. Your investment options may decline in value, or they may not perform to Your expectations. Your Policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on Policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The Policy is designed for long term financial planning. You should not purchase the Policy if You will need the premium payment in a short time period.

RISK OF LAPSE -- Your Policy could terminate if the value of the Policy becomes too low to support the policy's monthly charges. If this occurs, we will notify You in writing. You will then have a 61-day grace period to pay additional amounts to prevent the Policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce Your Policy's death benefit, may increase the risk of Policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among Your investment options and the Fixed Account.

LOANS -- Using Your Policy as collateral to obtain a loan from Us may increase the risk that Your Policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if You receive any loans, withdrawals or other amounts from the Policy, and You may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the Policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this Policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

6

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. The first table describes the maximum fees and expenses that You will pay at the time that You buy the Policy, surrender the Policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Front-end sales load  When You pay premium.                     Maximum Charge
                                                                5.75% of premium.
Front-end sales load  When You pay premium.                     Maximum Charge
when the Extended                                               1.50% of premium.
Value Option is
elected
Tax Charge on         When You pay premium.                     A percent of premium which varies by Your state and municipality of
Premium Payments                                                residence. The range of premium tax charge is generally between 0%
                                                                and 4%.
                                                                This rate will change if Your state or municipality changes its premium tax charges. It may change if You change Your state or municipality of residence.
Surrender Charge      If You surrender Your Policy:             Minimum Charge
(1)(2)                - During the first 9 Policy years;        $3.00 per $1,000 of initial Face Amount for a 0 year-old female
                      - Within 9 Policy years of an             standard nicotine in the first year.
                      unscheduled increase in Your Face         Maximum Charge
                      Amount; or                                $37.00 per $1,000 of initial Face Amount for a 67-year-old female
                      - Within 9 Policy years of an increase    non- nicotine in the first year.
                      in Your Face Amount under the Cost of     Charge for a representative Insured
                      Living Adjustment Rider, if elected.      $6.00 per $1,000 of initial Face Amount for a 39-year-old male in the first year.
Surrender Charge      If You surrender Your Policy:             Minimum Charge
when the Extended     - During the first 19 Policy years;       $10.15 per 1,000 of Initial Face Amount for a 0 year-old female in
Value Option is       - Within 19 Policy years of an            the first year
elected (1)(2)        unscheduled increase in Your Face         Maximum Charge
                      Amount; or                                $39.68 per 1,000 of Initial Face Amount for a 59 year-old male
                      - Within 19 policy years of an increase   preferred plus non-nicotine in the first year
                      in Your Face Amount under the Cost of     Charge for a representative Insured
                      Living Adjustment Rider, if elected.      $14.31 per 1,000 of Initial Face Amount for a 39 year-old male preferred plus non-nicotine in the first year
Transfer Fees         When You make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When You take a withdrawal.               Maximum Charge: $10 per withdrawal.*


*   Not currently being assessed.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.097128 per 1,000 of net amount at risk charged monthly at a rate of $0.008094 for a 6 year-old female in the first year
                                                                Maximum Charge
                                                                $106.353600 per 1,000 of net amount at risk charged monthly at a rate of $8.862800 for a 85 year-old male in the first year
                                                                Charge for a representative Insured
                                                                $0.189000 per 1,000 of net amount at risk charged monthly at a rate of $0.015750 for a 39 year-old male in the first year
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(3)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10 per month.
Charge



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. You may obtain more information about the charge that would apply to You by contacting Your financial representative for a personalized illustration.


(2) The Modification of Cash Surrender Value Endorsement may be available at Policy purchase, which provides for a waiver of surrender charges for a limited time. There is no additional charge for the endorsement. See "Modification of Cash Surrender Value Endorsement" section for more information.

(3) The current mortality and expense risk charge is 0.65% per Policy year during Policy years 1-10, and 0% per year thereafter.

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       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
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Monthly per $1,000    Monthly.                                             Minimum Charge
Charge (1)            - During the first 5 Policy years;                   $1.968 per 1,000 of Initial Face Amount charged
                      - Within 5 Policy years of an unscheduled increase   monthly at a rate of $0.164 a 18 year-old female
                      in Your Face Amount; or                              preferred plus non-nicotine in the first year
                      - Within 5 policy years of an increase in Your Face  Maximum Charge
                      Amount under the Cost of Living Adjustment Rider,    $25.20 per 1,000 of Initial Face Amount charged
                      if elected.                                          monthly at a rate of $2.10 for a 75 year-old male
                                                                           preferred nicotine in the first year
                                                                           Charge for a representative Insured
                                                                           $2.448000 per 1,000 of Initial Face Amount charged
                                                                           monthly at a rate of $0.204000 for a 39 year-old
                                                                           male preferred plus non-nicotine in the first year
Loan Interest Rate    Monthly if You have taken a loan on Your Policy.     Maximum Charge: 5% annually
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first Policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first Policy year.
                                                                           Charge for a representative Insured
                                                                           12.6% of the monthly deduction amount for a
                                                                           39-year-old male in the first Policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.48 per $1,000 of specified amount charged
Benefit Rider (1)                                                          monthly at a rate of $0.04 for a 20 year-old male
                                                                           in Policy year 1
                                                                           Maximum Charge
                                                                           $1.284 per $1,000 of specified amount charged
                                                                           monthly at a rate of $0.107 for a 59 year-old
                                                                           female in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.504000 per $1,000 of specified amount charged
                                                                           monthly at a rate of $0.042000 for a 39 year-old
                                                                           male in Policy year 1
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.996 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.083 for a 10 year-old in
                                                                           Policy year 1
                                                                           Maximum Charge
                                                                           $2.16 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.18 for a 60 year-old in
                                                                           Policy year 1
                                                                           Charge for a representative Insured
                                                                           $1.020000 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.085000 for a 39 year-old in
                                                                           Policy year 1
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.18 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.015 for a 5 year-old female
                                                                           in Policy year 1
                                                                           Maximum Charge
                                                                           $116.5704 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $9.7142 for a 85 year-old male
                                                                           standard nicotine in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.189000 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.015800 for a 39 year-old
                                                                           preferred plus non-nicotine in Policy year 1
Child Insurance       Monthly.                                             The fee is $6.00 per $1,000 of coverage charged
Rider                                                                      monthly at a rate of $0.50 for all policies.
Overloan Protection   If You elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider (2)             from Account Value when You exercise the rider
                      benefit.
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.0040 per $1,000 of benefits net amount at risk
Rider (1)                                                                  charged monthly at a rate of $0.00033 for a 30
                                                                           year-old female preferred plus non-nicotine in
                                                                           Policy year 1
                                                                           Maximum Charge
                                                                           $35.3585 per $1,000 of benefits net amount at risk
                                                                           charged monthly at a rate of $2.9465 for a 80
                                                                           year-old male standard nicotine in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.094500 per $1,000 of benefit net amount at risk
                                                                           charged monthly at a rate of $0.007875 for a 39
                                                                           year-old male preferred plus non-nicotine in Policy
                                                                           year 1


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. You may obtain more information about the charge that would apply to You by contacting Your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information You should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

8

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       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Accelerated Death     When You exercise the benefit.            Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(2)
Guaranteed Minimum    Monthly.                                  Maximum Charge
Accumulation Benefit                                            0.90% of Separate Account Value per year charged monthly at a rate
Rider (GMAB)                                                    of .075% during the GMAB Period
Guaranteed Paid-Up    Monthly.                                  Maximum Charge
Death Benefit Rider                                             0.75% of Separate Account Value per year charged monthly at a rate
(GMDB)                                                          of .0625% during the GMDB Period
DisabilityAccess      Monthly.                                  Minimum Charge
Rider -- Monthly                                                $9.192 per $100 of monthly benefit charged monthly at a rate of
Charge (1)(3)                                                   $0.766 for a 18 year-old male non-nicotine in Policy year 1
                                                                Maximum Charge
                                                                $80.412 per $100 of monthly benefit charged monthly at a rate of
                                                                $6.701 for a 60 year-old male nicotine in Policy year 1
                                                                Charge for a representative Insured
                                                                $15.84 per $100 of monthly benefit charged monthly at a rate of
                                                                $1.32 for a 39 year-old male non-nicotine in Policy year 1
DisabilityAccess      Monthly for the first twelve Monthly      Maximum Charge: $10.00
Rider -- FIRST YEAR   Activity Dates following the Rider Issue
MONTHLY RIDER ISSUE   Date
FEE


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. You may obtain more information about the charge that would apply to You by contacting Your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information You should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

(3) This Rider can be continued each year until the Rider Termination Date stated in the Policy (this is generally known as "guaranteed renewable."). The Rider Termination Date is the Policy anniversary date closest to the Insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide You notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

-------------------------------------------------------------------------------

FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. The first table describes the maximum fees and expenses that You will pay at the time that You buy the Policy, surrender the Policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of Your Policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When You pay premium.                     Maximum Charge
                                                                5.75% of premium.
Front-end sales load  When You pay premium.                     Maximum Charge
when the Extended                                               1.50% of premium.
Value Option is
elected
Tax Charge on         When You pay premium.                     A percent of premium which varies by Your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if Your state or municipality changes its tax charges. It may change if You change Your state or municipality of residence.
Surrender Charge      If You surrender Your Policy:             Minimum Charge
(1)(2)                - During the first 9 Policy years;        $2.09 per $1,000 of the initial Face Amount for a 0-year-old female
                      - Within 9 Policy years of an             standard non-nicotine in the first year.
                      unscheduled increase in Your Face         Maximum Charge
                      Amount; or                                $43.18 per $1,000 of the initial Face Amount for a 67-year-old
                      - Within 9 Policy years of an increase    female standard non-nicotine in the first year.
                      in Your Face Amount under the Cost of     Charge for representative Insured
                      Living Adjustment Rider, if elected.      $7.26 per $1,000 of the initial Face Amount for a 40-year-old male in the first year.
Surrender Charge      If You surrender Your Policy:             Minimum Charge
when the Extended     - During the first 19 Policy years;       $10.53 per 1,000 of Initial Face Amount for a 0 year-old female in
Value Option is       - Within 19 Policy years of an            the first year
elected (1)(2)        unscheduled increase in Your Face         Maximum Charge
                      Amount; or                                $47.16 per 1,000 of Initial Face Amount for a 68 year-old female
                      - Within 19 policy years of an increase   preferred plus non-nicotine in the first year
                      in Your Face Amount under the Cost of     Charge for a representative Insured
                      Living Adjustment Rider, if elected.      $20.33 per 1,000 of Initial Face Amount for a 40 year-old male preferred plus non-nicotine in the first year
Transfer Fees         When You make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When You take a withdrawal.               Maximum Charge: $10 per withdrawal.*


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. You may obtain more information about the charge that would apply to You by contacting Your financial representative for a personalized illustration.

(2) The Modification of Cash Surrender Value Endorsement may be available at Policy purchase, which provides for a waiver of surrender charges for a limited time. There is no additional charge for the endorsement. See "Modification of Cash Surrender Value Endorsement" section for more information.

*   Not currently being assessed.

10

-------------------------------------------------------------------------------

The next table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges                                                         $0.097128 per 1,000 of net amount at risk charged monthly at a rate of $0.008094 for a 25 year-old female preferred plus non-nicotine in the first year
                                                                Maximum Charge
                                                                $106.353600 per 1,000 of net amount at risk charged monthly at a rate of $8.862800 for a 85 year-old male in the first year
                                                                Charge for a representative Insured
                                                                $0.198264 per 1,000 of net amount at risk charged monthly at a rate of $0.016522 for a 40 year-old male in the first year
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (1)(3)         - During the first 5 Policy years;        $1.968 per 1,000 of Initial Face Amount charged monthly at a rate of
                      - Within 5 Policy years of an             $0.164 a 18 year-old female preferred plus non-nicotine in the first
                      unscheduled increase in Your Face         year
                      Amount; or                                Maximum Charge
                      - Within 5 policy years of an increase    $25.20 per 1,000 of Initial Face Amount charged monthly at a rate of
                      in Your Face Amount under the Cost of     $2.10 for a 75 year-old male preferred nicotine in the first year
                      Living Adjustment Rider, if elected.      Charge for a representative Insured
                                                                $2.368800 per 1,000 of Initial Face Amount charged monthly at a rate of $0.197400 for a 40 year-old male preferred plus non-nicotine in the first year
Loan Interest Rate    Monthly if You have taken a loan on Your  Maximum Charge: 5.0% annually
                      Policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. You may obtain more information about the charge that would apply to You by contacting Your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge for Policy years 1 - 10 is equal to 0.65% per Policy year and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 Policy years.

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first Policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first Policy year.
                                                                           Charge for a representative Insured
                                                                           14.9% of the monthly deduction amount for a
                                                                           40-year-old male in the first Policy year
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.48 per $1,000 of specified amount charged
Benefit Rider (1)                                                          monthly at a rate of $0.04 for a 20 year-old male
                                                                           in Policy year 1
                                                                           Maximum Charge
                                                                           $1.284 per $1,000 of specified amount charged
                                                                           monthly at a rate of $0.107 for a 59 year-old
                                                                           female in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.564000 per $1,000 of specified amount charged
                                                                           monthly at a rate of $0.04700 for a 40 year-old
                                                                           male in Policy year 1
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.996 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.083 for a 10 year-old in
                                                                           Policy year 1
                                                                           Maximum Charge
                                                                           $2.16 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.18 for a 60 year-old in
                                                                           Policy year 1
                                                                           Charge for a representative Insured
                                                                           $1.152000 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.096000 for a 40 year-old in
                                                                           Policy year 1
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.18 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.015 for a 5 year-old female
                                                                           in Policy year 1
                                                                           Maximum Charge
                                                                           $116.5704 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $9.7142 for a 85 year-old male
                                                                           standard nicotine in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.214800 per $1,000 of net amount at risk charged
                                                                           monthly at a rate of $0.017900 for a 40 year-old
                                                                           preferred plus non-nicotine in Policy year 1
Child Insurance       Monthly.                                             The fee is $6.00 per $1,000 of coverage charged
Rider                                                                      monthly at a rate of $0.50 for all policies.
Overloan Protection   If You elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider (2)             when You exercise the rider benefit.
Accelerated Death     When You exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(2)
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.0040 per $1,000 of benefits net amount at risk
Rider (1)                                                                  charged monthly at a rate of $0.00033 for a 30
                                                                           year-old female preferred plus non-nicotine in
                                                                           Policy year 1
                                                                           Maximum Charge
                                                                           $35.3585 per $1,000 of benefits net amount at risk
                                                                           charged monthly at a rate of $2.9465 for a 80
                                                                           year-old male standard nicotine in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.063864 per $1,000 of benefit net amount at risk
                                                                           charged monthly at a rate of $0.005322 for a 40
                                                                           year-old male preferred plus non-nicotine in Policy
                                                                           year 1
Guaranteed Minimum    Monthly.                                             Maximum Charge
Accumulation Benefit                                                       0.90% of Separate Account Value per year charged
Rider (GMAB)                                                               monthly at a rate of .075% during the GMAB Period
Guaranteed Paid-Up    Monthly.                                             Maximum Charge
Death Benefit Rider                                                        0.75% of Separate Account Value per year charged
(GMDB)                                                                     monthly at a rate of .0625% during the GMDB Period

12

-------------------------------------------------------------------------------


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
DisabilityAccess      Monthly.                                             Minimum Charge
Rider -- Monthly                                                           $9.192 per $100 of monthly benefit charged monthly
Charge (3)                                                                 at a rate of $0.766 for a 18 year-old male
                                                                           non-nicotine in Policy year 1
                                                                           Maximum Charge
                                                                           $80.412 per $100 of monthly benefit charged monthly
                                                                           at a rate of $6.701 for a 60 year-old male nicotine
                                                                           in Policy year 1
                                                                           Charge for a representative Insured
                                                                           $23.52 per $100 of monthly benefit charged monthly
                                                                           at a rate of $1.96 for a 40 year-old male
                                                                           non-nicotine in Policy year 1
DisabilityAccess      Monthly.for the first twelve Monthly Activity Dates  Maximum Charge: $10.00
Rider -- FIRST YEAR   following the Rider Issue Date
MONTHLY RIDER ISSUE
FEE
LongevityAccess       Monthly                                              Minimum Charge
Rider (1)(4)                                                               $0.0828 per $1,000 of benefits net amount at risk
                                                                           charged monthly at a rate of $0.0069 for a 18
                                                                           year-old male standard nicotine in Policy year 1
                                                                           Maximum Charge
                                                                           $12.612 per $1,000 of benefits net amount at risk
                                                                           charged monthly at a rate of $1.051 for a 75
                                                                           year-old female preferred plus non- nicotine in
                                                                           Policy year 1
                                                                           Charge for a representative Insured
                                                                           $0.452700 per $1,000 of benefits net amount at risk
                                                                           charged monthly at a rate of $0.037725 for a 40
                                                                           year-old male preferred plus non-nicotine in Policy
                                                                           year 1


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. You may obtain more information about the charge that would apply to You by contacting Your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information You should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

(3) This Rider can be continued each year until the Rider Termination Date stated in the Policy (this is generally known as "guaranteed renewable."). The Rider Termination Date is the Policy anniversary date closest to the Insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide You notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

(4) If You apply for an underwriting class improvement the cost for Your rider will increase.

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding Underlying Fund at net asset value. The net asset value of an Underlying Fund reflects the investment advisory fees and other expenses of the Underlying Fund that are deducted from the assets in that Underlying Fund. These Underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2012.



                                                                MINIMUM            MAXIMUM
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.33%              1.35%
[expenses that are deducted from Underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each Underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2012. Actual fees and expenses for the Underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each Underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                             DISTRIBUTION
                                                                AND/OR
                                           MANAGEMENT      SERVICE (12B-1)         OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation        0.92%                N/A              0.23%
  Fund -- Series I
 Invesco V.I. Core Equity Fund --             0.61%                N/A              0.29%
  Series I
 Invesco V.I. Global Real Estate Fund         0.75%                N/A              0.39%
  -- Series I
 Invesco V.I. International Growth            0.71%                N/A              0.30%
  Fund -- Series I
 Invesco V.I. Mid Cap Core Equity Fund        0.73%                N/A              0.32%
  -- Series I
 Invesco V.I. Small Cap Equity Fund --        0.74%              0.32%                N/A
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth        0.55%              0.25%              0.10%
  Strategy Portfolio -- Class B
 AllianceBernstein VPS International          0.75%              0.25%              0.06%
  Value Portfolio --Class B
 AllianceBernstein VPS Real Estate            0.55%              0.25%              0.30%
  Investment Portfolio --Class B
 AllianceBernstein VPS Small/Mid Cap          0.75%              0.25%              0.07%
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund         0.29%              0.25%              0.02%
  -- Class 2
 American Funds Blue Chip Income and          0.41%              0.25%              0.02%
  Growth Fund --Class 2
 American Funds Bond Fund --Class 2           0.37%              0.25%              0.02%
 American Funds Global Bond Fund --           0.53%              0.25%              0.03%
  Class 2
 American Funds Global Growth and             0.60%              0.25%              0.02%
  Income Fund -- Class 2
 American Funds Global Growth Fund --         0.53%              0.25%              0.03%
  Class 2

                                                             CONTRACTUAL         TOTAL ANNUAL
                                          TOTAL ANNUAL        FEE WAIVER        FUND OPERATING
                                           OPERATING        AND/OR EXPENSE      EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT         FEE WAIVER
--------------------------------------  --------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation        1.17%              0.37%               0.80%  (1)
  Fund -- Series I
 Invesco V.I. Core Equity Fund --             0.90%                N/A               0.90%  (2)
  Series I
 Invesco V.I. Global Real Estate Fund         1.14%                N/A               1.14%  (2)
  -- Series I
 Invesco V.I. International Growth            1.01%                N/A               1.01%
  Fund -- Series I
 Invesco V.I. Mid Cap Core Equity Fund        1.05%                N/A               1.05%  (2)
  -- Series I
 Invesco V.I. Small Cap Equity Fund --        1.06%                N/A               1.06%  (2)
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth        0.90%                N/A               0.90%
  Strategy Portfolio -- Class B
 AllianceBernstein VPS International          1.06%                N/A               1.06%
  Value Portfolio --Class B
 AllianceBernstein VPS Real Estate            1.10%                N/A               1.10%
  Investment Portfolio --Class B
 AllianceBernstein VPS Small/Mid Cap          1.07%                N/A               1.07%
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund         0.56%                N/A               0.56%
  -- Class 2
 American Funds Blue Chip Income and          0.68%                N/A               0.68%
  Growth Fund --Class 2
 American Funds Bond Fund --Class 2           0.64%                N/A               0.64%
 American Funds Global Bond Fund --           0.81%                N/A               0.81%
  Class 2
 American Funds Global Growth and             0.87%                N/A               0.87%
  Income Fund -- Class 2
 American Funds Global Growth Fund --         0.81%                N/A               0.81%
  Class 2

14

-------------------------------------------------------------------------------


                                                             DISTRIBUTION
                                                                AND/OR
                                           MANAGEMENT      SERVICE (12B-1)         OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
----------------------------------------------------------------------------------------------
 American Funds Global Small                  0.71%              0.25%              0.04%
  Capitalization Fund -- Class 2
 American Funds Growth Fund --Class 2         0.33%              0.25%              0.02%
 American Funds Growth-Income Fund --         0.27%              0.25%              0.02%
  Class 2
 American Funds International Fund --         0.50%              0.25%              0.04%
  Class 2
 American Funds New World Fund --             0.74%              0.25%              0.05%
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity(R) VIP Contrafund(R)                0.56%              0.25%              0.08%
  Portfolio -- Service Class 2
 Fidelity(R) VIP Freedom 2010                   N/A              0.25%                N/A
  Portfolio -- Service Class 2
 Fidelity(R) VIP Freedom 2020                   N/A              0.25%                N/A
  Portfolio -- Service Class 2
 Fidelity(R) VIP Freedom 2030                   N/A              0.25%                N/A
  Portfolio -- Service Class 2
 Fidelity(R) VIP Mid Cap Portfolio --         0.56%              0.25%              0.09%
  Service Class 2
 Fidelity(R) VIP Strategic Income             0.56%              0.25%              0.13%
  Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities          0.65%              0.25%              0.29%
  Fund -- Class 2
 Franklin Income Securities Fund - -          0.45%              0.25%              0.02%
  Class 2
 Franklin Rising Dividends Securities         0.61%              0.25%              0.02%
  Fund -- Class 2
 Franklin Small Cap Value Securities          0.51%              0.25%              0.16%
  Fund -- Class 2
 Franklin Small-Mid Cap Growth                0.51%              0.25%              0.29%
  Securities Fund -- Class 2
 Franklin Strategic Income Securities         0.35%                N/A              0.24%
  Fund -- Class 1
 Mutual Global Discovery Securities           0.80%              0.25%              0.19%
  Fund -- Class 2
 Mutual Shares Securities Fund --             0.60%              0.25%              0.11%
  Class 2
 Templeton Developing Markets                 1.10%                N/A              0.25%
  Securities Fund -- Class 1
 Templeton Foreign Securities Fund --         0.64%              0.25%              0.15%
  Class 2
 Templeton Global Bond Securities Fund        0.46%              0.25%              0.09%
  -- Class 2
 Templeton Growth Securities Fund --          0.74%              0.25%              0.04%
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS            0.61%                N/A              0.04%
  Fund -- Class IA
 Hartford U.S. Government Securities          0.45%                N/A              0.03%
  HLS Fund -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS            0.63%                N/A              0.04%
  Fund -- Class IA
 Hartford Disciplined Equity HLS Fund         0.71%                N/A              0.04%
  -- Class IA
 Hartford Dividend and Growth HLS Fund        0.64%                N/A              0.03%
  -- Class IA
 Hartford Global Growth HLS Fund --           0.75%                N/A              0.07%
  Class IA
 Hartford Global Research HLS Fund --         0.90%                N/A              0.14%
  Class IA

                                                             CONTRACTUAL         TOTAL ANNUAL
                                          TOTAL ANNUAL        FEE WAIVER        FUND OPERATING
                                           OPERATING        AND/OR EXPENSE      EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT         FEE WAIVER
--------------------------------------  --------------------------------------------------------
 American Funds Global Small                  1.00%                N/A               1.00%
  Capitalization Fund -- Class 2
 American Funds Growth Fund --Class 2         0.60%                N/A               0.60%
 American Funds Growth-Income Fund --         0.54%                N/A               0.54%
  Class 2
 American Funds International Fund --         0.79%                N/A               0.79%
  Class 2
 American Funds New World Fund --             1.04%                N/A               1.04%
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity(R) VIP Contrafund(R)                0.89%                N/A               0.89%
  Portfolio -- Service Class 2
 Fidelity(R) VIP Freedom 2010                   N/A                N/A               0.81%
  Portfolio -- Service Class 2
 Fidelity(R) VIP Freedom 2020                   N/A                N/A               0.84%
  Portfolio -- Service Class 2
 Fidelity(R) VIP Freedom 2030                   N/A                N/A               0.90%
  Portfolio -- Service Class 2
 Fidelity(R) VIP Mid Cap Portfolio --         0.90%                N/A               0.90%
  Service Class 2
 Fidelity(R) VIP Strategic Income             0.94%                N/A               0.94%
  Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities          1.19%              0.26%               0.93%  (3)
  Fund -- Class 2
 Franklin Income Securities Fund - -          0.72%                N/A               0.72%  (4)
  Class 2
 Franklin Rising Dividends Securities         0.88%                N/A               0.88%  (4)
  Fund -- Class 2
 Franklin Small Cap Value Securities          0.92%                N/A               0.92%
  Fund -- Class 2
 Franklin Small-Mid Cap Growth                1.05%                N/A               1.05%
  Securities Fund -- Class 2
 Franklin Strategic Income Securities         0.60%              0.01%               0.59%  (5)
  Fund -- Class 1
 Mutual Global Discovery Securities           1.24%                N/A               1.24%
  Fund -- Class 2
 Mutual Shares Securities Fund --             0.96%                N/A               0.96%
  Class 2
 Templeton Developing Markets                 1.35%                N/A               1.35%
  Securities Fund -- Class 1
 Templeton Foreign Securities Fund --         1.04%                N/A               1.04%
  Class 2
 Templeton Global Bond Securities Fund        0.80%                N/A               0.80%  (4)
  -- Class 2
 Templeton Growth Securities Fund --          1.03%                N/A               1.03%  (4)
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS            0.65%                N/A               0.65%
  Fund -- Class IA
 Hartford U.S. Government Securities          0.48%                N/A               0.48%
  HLS Fund -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS            0.67%                N/A               0.67%
  Fund -- Class IA
 Hartford Disciplined Equity HLS Fund         0.75%                N/A               0.75%
  -- Class IA
 Hartford Dividend and Growth HLS Fund        0.67%                N/A               0.67%
  -- Class IA
 Hartford Global Growth HLS Fund --           0.82%                N/A               0.82%
  Class IA
 Hartford Global Research HLS Fund --         1.04%                N/A               1.04%
  Class IA

-------------------------------------------------------------------------------


                                                             DISTRIBUTION
                                                                AND/OR
                                           MANAGEMENT      SERVICE (12B-1)         OTHER
UNDERLYING FUND:                              FEES               FEES             EXPENSES
----------------------------------------------------------------------------------------------
 Hartford Growth HLS Fund --Class IA          0.79%                N/A              0.04%
 Hartford High Yield HLS Fund --Class         0.69%                N/A              0.06%
  IA
 Hartford Index HLS Fund -- Class IA          0.30%                N/A              0.03%
 Hartford International Opportunities         0.68%                N/A              0.06%
  HLS Fund -- Class IA
 Hartford Money Market HLS Fund --            0.40%                N/A              0.02%
  Class IA
 Hartford Small Company HLS Fund --           0.69%                N/A              0.03%
  Class IA
 Hartford Total Return Bond HLS Fund          0.46%                N/A              0.04%
  -- Class IA
 Hartford Value HLS Fund -- Class IA          0.73%                N/A              0.03%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio         0.50%                N/A              0.43%
  -- Class VC
 Lord Abbett Fundamental Equity               0.75%                N/A              0.44%
  Portfolio -- Class VC
 Lord Abbett Growth and Income                0.50%                N/A              0.41%
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class        0.75%                N/A              0.07%
 MFS(R) Investors Trust Series --             0.75%                N/A              0.07%
  Initial Class
 MFS(R) Research Bond Series --               0.50%                N/A              0.06%
  Initial Class
 MFS(R) Total Return Series --Initial         0.75%                N/A              0.05%
  Class
 MFS(R) Value Series -- Initial Class         0.72%                N/A              0.06%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - -             0.49%              0.25%              0.15%
  Class IB
 Putnam VT Investors Fund --Class IB          0.57%              0.25%              0.17%
 Putnam VT Voyager Fund -- Class IB           0.57%              0.25%              0.15%

                                                             CONTRACTUAL         TOTAL ANNUAL
                                          TOTAL ANNUAL        FEE WAIVER        FUND OPERATING
                                           OPERATING        AND/OR EXPENSE      EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT         FEE WAIVER
--------------------------------------  --------------------------------------------------------
 Hartford Growth HLS Fund --Class IA          0.83%                N/A               0.83%
 Hartford High Yield HLS Fund --Class         0.75%                N/A               0.75%
  IA
 Hartford Index HLS Fund -- Class IA          0.33%                N/A               0.33%
 Hartford International Opportunities         0.74%                N/A               0.74%
  HLS Fund -- Class IA
 Hartford Money Market HLS Fund --            0.42%                N/A               0.42%
  Class IA
 Hartford Small Company HLS Fund --           0.72%                N/A               0.72%
  Class IA
 Hartford Total Return Bond HLS Fund          0.50%                N/A               0.50%
  -- Class IA
 Hartford Value HLS Fund -- Class IA          0.76%                N/A               0.76%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio         0.93%              0.03%               0.90%  (6)
  -- Class VC
 Lord Abbett Fundamental Equity               1.19%              0.04%               1.15%  (7)
  Portfolio -- Class VC
 Lord Abbett Growth and Income                0.91%                N/A               0.91%
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class        0.82%                N/A               0.82%
 MFS(R) Investors Trust Series --             0.82%                N/A               0.82%
  Initial Class
 MFS(R) Research Bond Series --               0.56%                N/A               0.56%
  Initial Class
 MFS(R) Total Return Series --Initial         0.80%              0.03%               0.77%  (8)
  Class
 MFS(R) Value Series -- Initial Class         0.78%                N/A               0.78%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - -             0.92%                N/A               0.92%
  Class IB
 Putnam VT Investors Fund --Class IB          0.99%                N/A               0.99%
 Putnam VT Voyager Fund -- Class IB           0.97%                N/A               0.97%



NOTES



(1) The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.78% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.



(2) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 2.00% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2014. This waiver is separate from the waiver related to the Sweep Money Fund.



(4)  The Fund administration fee is paid indirectly through the management fee.



(5) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in the column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2014.



(6) For the period May 1, 2013 through April 30, 2014, Lord Abbett has contractually agreed to waive its fees and to reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(7) For the period May 1, 2013 through April 30, 2014, Lord Abbett has contractually agreed to waive its fees and to reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(8) Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2014.

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ABOUT US

Your Policy will indicate which company issued Your Policy. The company that issues Your Policy is primarily determined by the state where You purchased the Policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies. Prudential is a New Jersey domiciled life insurance company with offices located in Newark, New Jersey. Prudential's mailing address is 213 Washington Street, Newark, NJ 07102. Prudential is ultimately controlled by Prudential Financial, Inc.


THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that You buy through Your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet Your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each Underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of Your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation Fund -- Series I  Total return with a low to moderate  Invesco Advisers, Inc.
                                                         correlation to traditional
                                                         financial market indices
 Invesco V.I. Core Equity Fund -- Series I               Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Global Real Estate Fund -- Series I        Total return through growth of       Invesco Advisers, Inc. Invesco
                                                         capital and current income           Asset Management Limited

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth Fund -- Series I      Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Mid Cap Core Equity Fund -- Series I       Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Small Cap Equity Fund -- Series I          Seeks long-term growth of capital    Invesco Advisers, Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth Strategy          Maximize total return consistent     AllianceBernstein, L.P.
  Portfolio -- Class B                                   with Adviser's determination of
                                                         reasonable risk
 AllianceBernstein VPS International Value Portfolio --  Seeks long-term growth of capital    AllianceBernstein, L.P.
  Class B
 AllianceBernstein VPS Real Estate Investment Portfolio  Seeks total return from long-term    AllianceBernstein, L.P.
  -- Class B                                             growth of capital and income
 AllianceBernstein VPS Small/Mid Cap Value Portfolio --  Seeks long-term growth of capital    AllianceBernstein, L.P.
  Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund -- Class 2         Seeks high total return, including   Capital Research and Management
                                                         income and capital gains,            Company
                                                         consistent with the preservation of
                                                         capital over the long term.
 American Funds Blue Chip Income and Growth Fund --      Seeks to produce income exceeding    Capital Research and Management
  Class 2                                                the average yield on U.S. stocks     Company
                                                         generally and to provide an
                                                         opportunity for growth of principal
                                                         consistent with sound common stock
                                                         investing.
 American Funds Bond Fund -- Class 2                     Seeks a high level of current        Capital Research and Management
                                                         income as is consistent with         Company
                                                         preservation of capital.
 American Funds Global Bond Fund -- Class 2              Seeks a long term high level of      Capital Research and Management
                                                         total return consistent with         Company
                                                         prudent investment management.
 American Funds Global Growth and Income Fund -- Class   Seeks to provide long-term growth    Capital Research and Management
  2                                                      of capital while providing current   Company
                                                         income.
 American Funds Global Growth Fund -- Class 2            Seeks long-term growth of capital    Capital Research and Management
                                                                                              Company
 American Funds Global Small Capitalization Fund --      Seeks growth of capital over time    Capital Research and Management
  Class 2                                                by investing primarily in stocks of  Company
                                                         smaller companies located around
                                                         the world.
 American Funds Growth Fund -- Class 2                   Seeks to provide growth of capital   Capital Research and Management
                                                                                              Company
 American Funds Growth-Income Fund -- Class 2            Seeks long-term growth of capital    Capital Research and Management
                                                         and income                           Company
 American Funds International Fund -- Class 2            Seeks long-term growth of capital    Capital Research and Management
                                                                                              Company
 American Funds New World Fund -- Class 2                Seeks long-term capital              Capital Research and Management
                                                         appreciation                         Company
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R) Portfolio -- Service      Seeks long-term capital              Fidelity Management & Research
  Class 2                                                appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates

18

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Freedom 2010 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital    Fidelity Management & Research
                                                                                              Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Strategic Income Portfolio -- Service   Seeks a high level of current        Fidelity Investments Money
  Class 2                                                income. The fund may also seek       Management
                                                         capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth Securities Fund -- Class 2     Seeks capital appreciation           Franklin Advisers, Inc.
 Franklin Income Securities Fund -- Class 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital    Sub-advised by Templeton Investment
                                                         appreciation                         Counsel, LLC
 Franklin Rising Dividends Securities Fund -- Class 2    Seeks long-term capital              Franklin Advisory Services, LLC
                                                         appreciation with preservation of
                                                         capital as an important
                                                         consideration
 Franklin Small Cap Value Securities Fund -- Class 2     Seeks long-term total return         Franklin Advisory Services, LLC
 Franklin Small-Mid Cap Growth Securities Fund -- Class  Seeks long-term capital growth       Franklin Advisers, Inc.
  2
 Franklin Strategic Income Securities Fund -- Class 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal
 Mutual Global Discovery Securities Fund -- Class 2      Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 Mutual Shares Securities Fund -- Class 2                Seeks capital appreciation, with     Franklin Mutual Advisers, LLC
                                                         income as a secondary goal
 Templeton Developing Markets Securities Fund -- Class   Seeks long-term capital              Templeton Asset Management Ltd.
  1                                                      appreciation
 Templeton Foreign Securities Fund -- Class 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 Templeton Global Bond Securities Fund -- Class 2        Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration
 Templeton Growth Securities Fund -- Class 2             Seeks long-term capital growth       Templeton Global Advisors Limited

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund -- Class IA      Seeks capital appreciation           Hartford Funds Management Company,
                                                                                              LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford U.S. Government Securities HLS Fund -- Class   Seeks to maximize total return       Hartford Funds Management Company,
  IA                                                     while providing shareholders with a  LLC
                                                         high level of current income         Sub-advised by Wellington
                                                         consistent with prudent investment   Management Company, LLP
                                                         risk
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS Fund -- Class IA      Seeks growth of capital              Hartford Funds Management Company,
                                                                                              LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Disciplined Equity HLS Fund -- Class IA        Seeks growth of capital              Hartford Funds Management Company,
                                                                                              LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class IA       Seeks a high level of current        Hartford Funds Management Company,
                                                         income consistent with growth of     LLC
                                                         capital                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Global Growth HLS Fund -- Class IA             Seeks growth of capital              Hartford Funds Management Company,
                                                                                              LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Global Research HLS Fund -- Class IA           Seeks long-term capital              Hartford Funds Management Company,
                                                         appreciation                         LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Growth HLS Fund -- Class IA                    Seeks long-term capital              Hartford Funds Management Company,
                                                         appreciation                         LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford High Yield HLS Fund -- Class IA                Seeks to provide high current        Hartford Funds Management Company,
                                                         income, and long-term total return   LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Index HLS Fund -- Class IA                     Seeks to provide investment results  Hartford Funds Management Company,
                                                         which approximate the price and      LLC
                                                         yield performance of publicly        Sub-advised by Hartford Investment
                                                         traded common stocks in the          Management Company
                                                         aggregate.
 Hartford International Opportunities HLS Fund -- Class  Seeks long-term growth of capital    Hartford Funds Management Company,
  IA                                                                                          LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Money Market HLS Fund -- Class IA*             Seeks maximum current income         Hartford Funds Management Company,
                                                         consistent with liquidity and        LLC
                                                         preservation of capital              Sub-advised by Hartford Investment
                                                                                              Management Company

20

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Small Company HLS Fund -- Class IA             Seeks growth of capital              Hartford Funds Management Company,
                                                                                              LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA         Seeks a competitive total return,    Hartford Funds Management Company,
                                                         with income as a secondary           LLC
                                                         objective                            Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Value HLS Fund -- Class IA                     Seeks long-term total return         Hartford Funds Management Company,
                                                                                              LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -- Class VC        Seeks high current income and the    Lord, Abbett & Co. LLC
                                                         opportunity for capital
                                                         appreciation to produce a high
                                                         total return
 Lord Abbett Fundamental Equity Portfolio -- Class VC    Seeks long-term growth of capital    Lord, Abbett & Co. LLC
                                                         and income without excessive
                                                         fluctuations in market value
 Lord Abbett Growth and Income Portfolio -- Class VC     Seeks long-term growth of capital    Lord, Abbett & Co. LLC
                                                         and income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class                   Seeks capital appreciation           MFS Investment Management
 MFS(R) Investors Trust Series -- Initial Class          Seeks capital appreciation           MFS Investment Management
 MFS(R) Research Bond Series -- Initial Class            Seeks total return with an emphasis  MFS Investment Management on current income, but also
                                                         considering capital appreciation
 MFS(R) Total Return Series -- Initial Class             Seeks total return                   MFS Investment Management
 MFS(R) Value Series -- Initial Class                    Seeks capital appreciation           MFS Investment Management
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class IB                Capital growth and current income    Putnam Investment Management, LLC
 Putnam VT Investors Fund -- Class IB                    Long-term growth of capital and any  Putnam Investment Management, LLC increased income that results from
                                                         this growth
 Putnam VT Voyager Fund -- Class IB                      Capital appreciation                 Putnam Investment Management, LLC



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Underlying Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

-------------------------------------------------------------------------------

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which You have invested as of the record date, we will notify You of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send You proxy materials and instructions for You to provide voting instruction. We will arrange for the handling and tallying of proxies received from You or other policy owners. If You give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that You may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each Sub-Account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the Policy Owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under Your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to Your interest in a Fund will not be made until we have the approval of the SEC and we have notified You of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through Your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds You select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2012, and are not expected to exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance,

22

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assuming that You invested in a Fund that paid us the maximum fees and You maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $10.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 2.0% per year. We are not obligated to, but may, credit more than 2.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit not more than 2.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before Your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from Your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called Your Net Premium.

FRONT-END SALES LOAD

HARTFORD LIFE INSURANCE COMPANY AND HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium You pay. The current front-end sales load for all premiums is 4.25% in the first 5 Policy years and 0.25% in Policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%. Under the Extended Value Option, The current front-end sales load is reduced to zero and the maximum is reduced to 1.50%.


TAX CHARGE -- We deduct a premium tax charge from each premium You pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entities. The range of such charge generally is between 0% and 4%.


DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from Your Account Value to pay for the benefits provided by Your Policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless You choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of Your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If You do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits.

The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each Policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in Your Policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the Insured's substandard rating.

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Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because Your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on Your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of Your Policy. The current monthly administrative charge is $7.50 per month for initial face amounts of $100,000 and above. The current charge for initial face amounts below $100,000 is $10 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE

HARTFORD LIFE INSURANCE COMPANY AND HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from Your Account Value. During the first 10 Policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of Your Account Value in the Sub-Accounts. After the 10th Policy year there is no mortality and expense risk charge on a current basis. During Policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of Your Account Value in the Sub-Accounts in Policy years 21 plus.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from Your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain Policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on Your initial Face Amount and certain subsequent increases in Your Face Amount. The charge can be deducted for a period of up to:

-   5 years after You purchase Your Policy; and

- 5 years after an unscheduled increase in Your Face Amount, and each increase under the Cost of Living Adjustment Rider.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the Insured's initial Face Amount, Death Benefit option issue age or age at time of a Face Amount increase, sex and insurance class. The charge is on the Policy Specification pages of the contract. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from Your Account Value if You surrender Your Policy:

-   During the first 9 Policy years;

-   Within 9 years of an unscheduled increase in Your Face Amount; or

- Within 9 years of an increase in Your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three Policy years if You add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

- Under the Extended Value Option, the Surrender Charge period is increased from 9 to 19 years.

RIDER CHARGE -- If Your Policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as Your Policy is in force, You may exercise all rights under the Policy while the Insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person You name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us in writing. If no beneficiary is living when the Insured dies, the death benefit will be paid to You, if living; otherwise, it will be paid to Your estate.

INSURED -- The Insured is the person on whose life the Policy is issued. You name the Insured in the application of the Policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the Policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance Policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the Policy is issued. If there is not a valid insurable interest, the Policy will not provide the intended benefits. Through our underwriting process, we will determine whether the Insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of Your health.

ASSIGNMENT -- You may assign Your Policy. Until You notify us in writing, no assignment will be effective against Your Policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send You a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since Your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of Your Policy; and

- any other information required by the Insurance Department of the state where Your Policy was delivered.

CHANGE OF ADDRESS -- It is important that You notify us if You change Your address. If Your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third parties, including the US Postal Service, to update Your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on Your life Policy being considered abandoned property under state law, and remitted to the applicable state.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return Your Policy for cancellation. You may deliver or mail the Policy to us or to the agent from whom it was purchased any time during Your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:


Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If You properly exercise Your free look, the Policy will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account, less applicable federal and state income tax withholding.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:


Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If You properly exercise Your free look, the Policy will be rescinded and We will pay You an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account, less applicable federal and state income tax withholding. The state in which the Policy is issued determines the free look period. You should refer to Your Policy for information.



ISSUE FIRST(R) -- The Issue First(R) life insurance submission process can provide immediate insurance coverage provided the proposed Primary Insured ("Insured") meets all of the Conditions for Coverage described in the Issue First(R) Binding Premium Receipt. Once all of the Conditions for Coverage are met and eligibility for Issue First(R) is confirmed, we will issue the Policy at the rate class applied for and mail it directly to You. Hartford will then complete full underwriting and You will receive a Policy Endorsement that reflects the final rate class, at which time You may accept the final approved rate class (additional premium may be necessary) or exercise Your free look and receive a full refund of premiums. Your free look period ends 10 days after (or longer in some states) You receive the Policy Endorsement with Your final rate class. The variable investment options will become available at the end of the free look period. Issue First(R) is only available on new

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policies, and does not apply to Face Amount increases or decreases. There is no charge for this feature.

CONDITIONS FOR COVERAGE

Coverage will become effective under the Issue First(R) Binding Premium Receipt when each and every condition set forth below is satisfied, and the Binding Premium Receipt ("Receipt") is signed by the owner (and Insured, if different).

1.   Answers "No" to each of the questions 1 through 8 on the Receipt;

2.   All answers to each question are correct, complete and true;


3. The total death benefit amount as applied for in the application together with the total death benefit amount under any other policies applied for or in-force with Us or any affiliate company on the life of the Primary Insured, is less than $2,000,000; ($1,000,000) for Proposed Insureds age 66 or older on his/her birthday nearest the date this receipt is signed;


4. A standard long form application and illustration have been completed as of the same date the Receipt and signed;

5. The applied for Policy is not an "employer-owned life insurance contract" under Internal Revenue Code Section 101(j);

6. We receive no less than the first Modal Premium for the mode selected on the Application.

If death of the Insured occurs while the Binding Premium Receipt is in effect, we will pay the death benefit to the designated beneficiary according to Policy provisions (deaths occurring during the first two Policy years are subject to routine contestability reviews).

LIMITATIONS OF COVERAGE UNDER THE BINDING PREMIUM RECEIPT

1. The Binding Premium Receipt provides coverage only for the Primary Insured. It does not provide coverage for any other proposed Insureds, including, but not limited to, other proposed Insureds under term insurance riders and child riders;

2. For survivorship policies, the Binding Premium Receipt only provides coverage upon the death of the last surviving Insured;


3. The Binding Premium Receipt does not provide coverage if a Proposed Insured is age 71 or older on his/her birthday nearest the date the Receipt is signed;


4. The Binding Premium Receipt provides coverage in the event of death of the Primary Insured. It does not provide any coverage for other benefits which may be applied for, including but not limited to, accelerated death benefits, disability income benefits, or accidental death benefits;

5. There is no coverage under the Binding Premium Receipt if the Primary Insured dies by suicide. In such event, Our liability will be limited to a refund of the total premium paid for the Policy; and

6. Material misrepresentations or fraud in the answers to the questions in the Receipt or in the Application or if We determine that insufficient insurable interest exists in the life of the Insured based on Our underwriting guidelines, will invalidate the Receipt and may be the basis for denial of benefits under, or rescission of, the Receipt and the applied for Policy. In this event, Our liability will be limited to a refund of the total premium paid for the Policy.

BENEFITS WILL NOT BE PAID BOTH UNDER THE BINDING PREMIUM RECEIPT AND UNDER THE APPLIED FOR POLICY. IF BENEFITS ARE PAYABLE UNDER THIS BINDING PREMIUM RECEIPT, THEN NO BENEFIT RELATING TO THE DEATH OF THE PRIMARY INSURED WILL BE PAYABLE UNDER THE APPLIED FOR POLICY.

WHEN THE BINDING PREMIUM RECEIPT TERMINATES

If the Binding Premium Receipt becomes effective, coverage under the Receipt will terminate on the earliest of the following to occur:

1. the date the Policy takes effect, in which case Your initial premium payment will be applied to the Policy as of the policy's effective date;

2. the date of death of the covered Primary Insured, in which case We will pay the death benefit to the beneficiary designated in the Application;

3. the date We mail a notice of termination of this Receipt to the Proposed Policy Owner at the address set forth in the Application;

4. the date We receive Your written request to terminate coverage under this Receipt; or

5.   14 days after the date this Receipt is signed by You.

In the case of 3, 4, and 5 above, Our liability will be limited to a refund of the total premium paid for the Policy.

On the Date of Issue of the Policy, coverage under the Binding Premium Receipt will terminate. In addition, our underwriting review of the Insured has not yet been completed by Us and any Riders for other benefits applied for on the Application for Life Insurance ("Application") and not shown in the Additional Benefits and Riders section of the Policy have not yet been issued by Us.

FINAL UNDERWRITING DETERMINATION

Upon completion of Our underwriting review, if We have not terminated Your Policy, We will issue a Policy Endorsement reflecting the Insured's final Insurance Class. The Policy Owner is charged for coverage based on the final underwriting determination starting from the date coverage began. The Policy Endorsement will reflect any other changes to the Policy that are required based on our final underwriting determination, including but not limited to, Cost of Insurance

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and other Policy charges, Initial Face Amount, Death Benefit Option, and any No Lapse Guarantee Premium. The Policy Endorsement will also include any other changes in coverage from that applied for on the Application as requested by You, such as changes in Planned Premium, Initial Face Amount, or Death Benefit Option. In addition, any applied-for Riders approved by Us and not shown in the Additional Benefits and Riders section of the Policy will be issued by Us at this time. Additional premium may be required upon delivery of the Policy Endorsement.

OTHER POLICY TRANSACTIONS

Policy Loans, Withdrawals or any option to continue the Policy as reduced paid up will not be available during Our underwriting review until the date We receive in Good Order Your acceptance of the Policy Endorsement described above and all other necessary delivery requirements. The variable investment options become available at the end of the free look period.

POLICY TERMINATION

The Policy will terminate on the earliest of the following events:

1. 120 days after the Policy's Date of Issue if a required and requested medical exam, lab test, application interview, medical report, or any other requested underwriting requirement, has not been received by Us;

2. the date We mail You a Policy termination notice due to Our determination that insufficient insurable interest exists in the life of the Insured;

3.   the date the Right To Examine Policy provision is exercised by You;

4.   Your surrender of the Policy;

5. the end of the Policy Grace Period when premiums sufficient to keep the Policy from terminating are not paid;

6. forty-five days after We send to You the Policy Endorsement described in this Amendment if we have not received Your signed acceptance of such Endorsement; or

7.   the date the Insured dies.

In the case of Policy Termination as described in 1, 2 and 6 above, Our liability will be limited to a refund of the total premiums paid for the Policy. In the case of Policy Termination as described in 3 above, Our liability will be limited as described in the Right to Examine Policy provision on Page 1 of the Policy Amendment.

No insurance producer or other company representative may waive or modify the answer to any question in the Application or modify the terms or conditions of this Receipt.

REPLACEMENTS

A "replacement" occurs when a new Policy is purchased and, in connection with the sale, an existing Policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance Policy or annuity contract involves the use of money obtained from the values of an existing life insurance Policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing Your existing life insurance Policy can benefit You. However, there are many circumstances where a replacement will not be in Your best interest. You should carefully review the costs, benefits and features of Your existing life insurance Policy against a proposed Policy to determine whether a replacement is in Your best interest.

OTHER POLICY PROVISIONS

INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.

Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.

The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.

SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.

If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by Your authorized agent of record or by other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

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CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by You that involves reallocating part or all of Your Account Value among the underlying Funds available in Your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, Your request will be processed on the following Valuation Day. We will send You a confirmation when we process Your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that Underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price You pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an Underlying Fund rather than buy new shares or sell shares of the Underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer You make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, You cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer You make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day You transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however You chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day You transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however You chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if You have $10,000 in Account Value distribution among 10 different Sub-Accounts and You request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, You cannot transfer the same Account Value more than once in one day. That means if You have $10,000 in a Money Market Fund Sub-Account and You transfer all $10,000 into a Stock Fund Sub-Account, on that same day You could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH POLICY YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once You have reached the maximum number of Sub-Account transfers, You may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to,

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notify You when You are in jeopardy of approaching these limits. For example, we may send You a letter after Your 10th Sub-Account transfer to remind You about the Transfer Rule. After Your 20th transfer request, our computer system will not allow You to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send Your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate Your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an Underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if You want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if You plan to engage in "market timing," which includes frequent transfer activity into and out of the same Underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an Underlying Fund. Even if You do not engage in market timing, certain restrictions may be imposed on You, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, You are subject to Underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading Policy. In certain instances, we have agreed to assist an Underlying Fund, to help monitor compliance with that Fund's trading Policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading Policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning You from making Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading Policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of Policy. This type of Policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular Underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an Underlying Fund as a result of increased transaction costs and lost investment

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opportunities typically associated with maintaining greater cash positions. This can adversely impact Underlying Fund performance and, as a result, the performance of Your Policy. This may also lower the Death Benefit paid to Your Beneficiary.

Separate Account investors could be prevented from purchasing Underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an Underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading Policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each Policy anniversary, and, the maximum amount transferred may not exceed the greater of: a) $1,000, b) 20% of the accumulated value in the Fixed Account on the transfer date, or c) the amount transferred from the Fixed Account in the prior year. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time You may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance Policy, as long as the Policy is in effect. A non-variable paid-up life insurance Policy is a life insurance Policy (that is not variable universal life insurance) where the cash value in the Policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment Policy of the Separate Account and You object to the change. Lastly, You may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after Your Policy is issued, if Your Policy is in effect (Hartford Life Insurance Company Policies
Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay You interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay You interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the Policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where You can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, You must transfer these amounts into Your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select Your EDCA Target Investment Options when You enroll in the program. The EDCA Target Investment Options may be the same as Your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when You purchased Your Policy and/or enrolled in the program. You may elect to terminate Your participation in the Enhanced Rate DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless Your notify us with alternative allocation instructions.

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Please consult Your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows You to regularly transfer an amount You select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with Your allocation instructions. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Account Value allocated to the Dollar Cost Averaging program is less than the amount You have elected to transfer, Your DCA program will terminate.

You may cancel Your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows You to take advantage of market fluctuations. Since the same dollar amount is transferred to Your selected investment options at set intervals, the DCA program allows You to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows You to select Your portfolio of Funds based on Your risk tolerance, time horizon and investment objectives. Based on these factors, You can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under Your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help You select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for You.

You choose how much of Your Account Value You want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) You choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over Your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate Your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting Your Financial Professional. Investment alternatives other than these model portfolios are available that may enable You to invest You Account Value with similar risk and return characteristics. When considering a model portfolio for Your individual situation, You should consider Your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which You customize Your Sub-Accounts to meet Your investment needs. You select the Sub-Accounts and the percentages You want allocated to each Sub-Account. Based on the frequency You select, Your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from You, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the Policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to Your Policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the Insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider. The guarantees and benefits under the Policy are based on the claims paying ability of the insurance company. Policy Owners should consult with their financial representative before purchasing optional supplemental benefits.

EXTENDED VALUE OPTION -- If You elect this option You can expect to have higher account values than You would have had for a given level of premium because Your sales load will be reduced. However, Your cash surrender values will be less because the surrender charges will be increased and the period that the surrender charges apply will be increased from 9 years to 19 years. The Extended Value Option can only be elected at Policy issue, once elected it cannot be removed from the Policy. Election of the Extended Value Option impacts the amount of sales commission Your agent gets paid.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day

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of the GMAB Period (Benefit Date), will be at least equal to Your premiums paid (as adjusted for withdrawals and face decreases). The Benefit Date is typically the last day of Your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount. The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in Your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to Your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, Your Cash Surrender Value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and FACE AMOUNT decreases) as of the Benefit Date. The rider has no cash value.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in Your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in Your Policy Specifications Page.

This rider is generally only available at Policy issue to Insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to Insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial Face Amount between $100,000 and $5,000,000. If You purchase the Guaranteed Minimum Accumulation Benefit Rider, then the Guaranteed Minimum Death Benefit Rider will not be available for purchase.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide You notification if Your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to You.

- Withdrawals (does not include Policy Loans) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and Face Amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that You allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations. Restrictions apply to all policyholders that hold the rider.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify You of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the Insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Rider fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GMDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a Policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of Your No-Lapse Guarantee Period. The Paid-Up Policy will have a Death Benefit at least equal to the greater of:

- Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and decreases, or

- A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness, 2001 CSO, and 5% interest.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in Your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

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The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in Your Policy Specifications Page.

This rider is generally only available at Policy issue to Insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to Insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial Face Amount between $100,000 and $10,000,000. If You purchase the Guaranteed Minimum Death Benefit Rider, then the Guaranteed Minimum Accumulation Benefit Rider will not be available for purchase.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide You notification if Your rider fails this test and the amount of premium required to prevent the rider from terminating.

- Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and Face Amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that You allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify You of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the Insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Rider fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

- We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

- If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will AUTOMATICALLY continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

- The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value, minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

- Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACE AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GMDB RIDERS.

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

WITHDRAWALS

RIDERBENEFITREDUCTION(t) = [Gross Withdrawal amount / (Account Value(t) - Indebtedness(t))] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total Face Amount in force for the primary Insured, including initial Face Amount, increases, and any term insurance rider in force on the life of the primary Insured.

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REDUCTIONS

RIDERBENEFITREDUCTION(t) = (Decrease Amount / TotalFace) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total Face Amount in force for the primary Insured, including initial Face Amount, increases, and any term insurance rider in force on the life of the primary Insured.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total Face Amount in force for the primary Insured, including initial Face Amount, increases, and any term insurance rider in force on the life of the primary Insured.

Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial Face Amount of $1,000,000 with death benefit option A and the following assumptions:

- GMAB is selected, with an annual premium requirement of 15,312 (1,276 monthly).

-   Paid 15,320 annually for 20 years

-   Decrease transaction: year 3, month 6 / decrease = 200,000

-   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000

Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768

Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80
Withdrawal in year 4, month 6

Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14

Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04

DISABILITYACCESS RIDER (A DISABILITY INCOME RIDER) -- This Rider will pay a Monthly Disability Benefit if the Insured is Totally Disabled from Sickness or Injury and is receiving Care from a Health Care Provider for such condition and otherwise satisfies the conditions in the Rider.

There is a Monthly Rider Charge (the charge is a dollar amount per $100 of monthly rider benefit) and a First Year Monthly Rider Issue Fee. This Rider is guaranteed renewable to the Policy anniversary date closest to the Insured's 65th birthday. We have the right to change (increase) the Monthly Rider Charge at anytime (we will notify You before the change takes place). Any such change will be filed and approved where required by the appropriate state insurance departments. Any change we make will be applied on a uniform basis for Insureds of the same Issue Age, Sex, Rider Insurance Class and the length of time coverage has been in-force, without regard to any change in the health status of the Insured. The maximum amount of benefits that may be paid under the Rider is called the Maximum Lifetime Disability Benefit and this amount will be shown in the Policy (the amount is generally equal to two years of monthly payments). This Rider is only available at Policy issuance.

Totally Disabled means the Insured, while Gainfully Working, suffered a disability resulting from Sickness or Injury and, as a result of such disability, the Insured is prevented from performing the Substantial and Material Duties of his or her Own Occupation. A Sickness is a physical or mental condition which first manifests itself while the Rider is in force. An Injury is a bodily Injury that results from an accident that occurs while the Rider is in force. Care means regular (in accordance with accepted medical practices) and personal treatment from a licensed Health Care Provider which is appropriate for the Injury or Sickness according to generally accepted medical standards. A Health Care Provider is a legally licensed physician or doctoral level psychologist acting within the scope of his or her license in the state of licensure. It cannot be You, the Insured, or Your or the Insured's family member, business partner or associate. Gainfully Working means being employed or self employed for monetary gain or reward in any type of business, trade or occupation (does not include hobbies). Substantial and Material Duties means those duties that are normally required to be performed at the Insured's Own Occupation and which can't be reasonably modified or omitted. Own Occupation is the Insured's usual Gainful Work which he/she was engaged in or performing for wage or salary, immediately prior to the date Total Disability began.

We will NOT pay a Monthly Disability Benefit for a Total Disability resulting from:

    1.   attempted suicide, or self-inflicted Injury, while sane or insane;

    2.   any act or incident of insurrection or war, declared or undeclared;

    3. participation in, or attempting to participate in, a riot or insurrection;

    4. service in the military forces full-time. Periods of military training of not more than 30 days will not be considered full time military service;

    5. commission of, or participation in the commission of, a felony or engaging in an illegal activity or occupation;

    6. flight in any aircraft if the Insured is a pilot or crew member, or a student pilot or crew member;

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    7. normal childbirth or pregnancy except for Total Disability due to complications of pregnancy. A complication of pregnancy means any disease, disorder, emergency non-elective cesarean section or condition whose diagnosis is distinct from pregnancy but is adversely affected by or caused by pregnancy and which requires physician-prescribed supervision. Conditions which are not complications include, but are not limited to, conditions, occurrences and procedures such as morning sickness; false labor; and physician-prescribed rest during the period of pregnancy; and similar conditions, occurrences and procedures associated with the management of a difficult pregnancy which do not constitute a categorically distinct complication of pregnancy;

    8. a Pre-Existing Condition if Total Disability starts during the first 2 years from this Rider's Issue Date, unless it is fully disclosed in the application and is not excluded from coverage by name or specific description;

    9. a condition or avocation which is excluded from coverage by Amendment to this Rider by name or specific description; or

    10. an injury or sickness incurred while the Insured is incarcerated in a penal or correctional institution.

  In addition, this Rider does not provide a Monthly Disability Benefit if the Insured or his/her Health Care Provider reside outside of the United States.

A Pre-Existing Condition is:

    1. a physical or mental condition for which the Insured was diagnosed or received (or was recommended to receive) medical or mental health care advice, care, or treatment within the 2 year period preceding the Rider Issue Date; or

    2. a physical or mental condition which produced symptoms which would cause an ordinary prudent person to seek diagnosis, medical mental health care advice, care, or treatment during the 2 year period preceding the Rider Issue Date.

The Monthly Disability Benefit is an amount that we will pay You at the end of each Month if the Insured is Totally Disabled from Sickness or Injury subject to the Maximum Lifetime Disability Benefit. The rider requires that the Insured be totally disabled and not engaged in any gainful work for 90 days prior to being eligible for benefit payments. This is the Waiting Period. The Waiting Period begins when the Insured is first treated by or has a consultation with a qualified health care provider for the sickness or injury causing the Total Disability. The 90 days of Total Disability do not have to be consecutive, but the Waiting Period must be satisfied within 120 days from when it began. Monthly benefit payments are not available nor do they accrue during the Waiting

We may require the Insured to be examined by a licensed Health Care Provider of Our choosing as often as is reasonable while a claim is pending or while You are receiving Monthly Disability Benefits under this Rider. We will pay the cost of any examinations that We require.

WHEN BENEFIT PAYMENTS END

We will continue to pay a Monthly Disability Benefit under this Rider until the first of the following to occur:

    1.   the Insured is no longer Totally Disabled;

    2.   the death of the Insured;

    3. total Monthly Disability Benefits paid under the Rider equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications;

    4. We fail to receive from You Proof of Continued Total Disability in accordance with the provisions of this Rider; or

    5. the Rider terminates in accordance with any of the conditions listed in the Rider Termination provision.

However, if an Accumulation Period begins, or the Insured suffers a Recurrent and Continuous Disability, within one year immediately prior to the Rider Termination Date, the Insured will be eligible for Monthly Disability Benefits (provided the Conditions for Eligibility of Benefit Payments have been met) until the earlier of (a) the end of 12 months from the First Benefit Day (or the date the Monthly Disability Benefit resumes and begins to accrue for a Recurrent and Continuous Disability); or (b) until any of the events described in 1. through 4. above occur.

RECURRENT AND CONTINUOUS DISABILITY

If, within six months following the end of a previously covered Total Disability, the Insured becomes Totally Disabled due to the same or related Sickness or Injury that caused the (Continued) previous Total Disability, We will consider the previous Total Disability to be continuous. If this occurs, the Waiting Period will be deemed to be satisfied and the Monthly Disability Benefit will resume and begin to accrue as of the day the Insured was first treated by or had a consultation with a Health Care Practitioner for the Sickness or Injury causing the subsequent, but continuous, Total Disability. This provision will not apply beyond the Rider Termination Date.

CONCURRENT DISABILITY

If a Monthly Disability Benefit is being paid for a Concurrent Disability, the following will apply:

    1. such benefit will continue to be paid provided the Insured remains Totally Disabled due to at least one of the Injuries or Sicknesses causing the Concurrent Disability and none of the events described under When Benefits End has occurred;

    2. the Monthly Disability Benefit will be paid as if there is only one Injury or Sickness; and

    3. in no event will the Insured be considered to have more than one Total Disability at the same time.

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RIDER TERMINATION

This Rider will terminate on the first of the following to occur:

    1.   the date We receive Your request, In Writing, to terminate it;

    2. total Monthly Disability Benefits paid equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications

    3.   the date the Policy matures or terminates;

    4.   the Rider Termination Date shown in the Policy Specifications; and

    5. the date on which all additional benefits provided by Rider are deemed to have terminated in accordance with any provision of the Policy.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the Insured becomes totally disabled You may have a difficult time paying the life insurance premiums. Under this rider, we will credit the Policy with an amount specified in Your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on Yourself as a base Insured or on Your family members. Under this Rider, we will pay the term life insurance benefit when the covered Insured dies, according to the terms of Your Policy and the Rider. You may elect this Rider when You purchase Your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If Your Policy offers a No Lapse Guarantee, the Face Amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base Insured, You should consider the following factors regarding Your Policy's costs and benefits. If You choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base Insured, the Rider provides additional temporary coverage at a cost that may be lower than if You purchased this term life insurance through a separate term life Policy and the policy's Cash Surrender Value available to You may be higher because there are no surrender charges associated with the Rider. Some Policy monthly charges do not apply to the Face Amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base Insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to Your representative may be lower when the Term Insurance Rider is included as part of Your total coverage than when Your total coverage does not include the Term Insurance Rider.

You may wish to ask Your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coveragein various combinations for Your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case You die by accident. Under this rider we will pay a specified amount when the Insured dies under accidental circumstances. You choose the level of coverage when You select the rider. The rider terminates following the Insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of Your Policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the Insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep Your Policy inforce. Rider benefits are not available if Insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See Policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want Your life insurance coverage to keep pace with inflation. Under this rider, we will increase Your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If You do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the Insured under the Policy. We will pay the term life insurance death benefit amount You elect under this rider upon receipt of due proof of death of an Insured child. To receive a death benefit, an Insured child must be more than 16 days old but not yet 25 years old. Requirements to become an Insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the Insured children. This rider may not be available in all policies.

LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit to the owner up to 100% of the Death Benefit and any term amount. At Your request, the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including the Written Certification from a Licensed Health Care Practitioner. The certification must also state that the Insured is in need of services under a plan of care and that such services are likely to be needed for the rest of the Insured's life. THERE MAY BE ADVERSE TAX CONSEQUENCES IF YOU RECEIVE THE RIDER'S ACCELERATED DEATH BENEFIT. PLEASE REFER TO THE SECTION OF YOUR PROSPECTUS, SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER FOR MORE DETAILS.

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Insured will mean the person Insured by the Policy to which this Rider is attached whose Death Benefit is being accelerated.

Chronically Ill means an Insured has been certified by a Licensed Health Care Practitioner as the following:

1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living ("ADLs") for a period of at least 90 days due to a loss of functional capacity; or

2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a severe Cognitive Impairment; AND

3. needing services pursuant to a Licensed Health Care Practitioner's Plan of Care as set forth in Written Certification or Re-certification.

Activities for Daily Living refer to basic human functional abilities which measure the Insured's ability for self care and to live independently without substantial assistance from another individual. These include bathing, continence, dressing, eating, toileting and transferring.

We may require the Insured to be re-examined at Our expense, by a licensed Health Care Provider of Our choosing prior to or during a Benefit Period to ensure that the Insured is Chronically Ill.

We will NOT provide an Accelerated Benefit when the Insureds' Chronic Illness is a result of any one of the events listed below:

-   attempted suicide or intentional self-inflicted injury while sane or insane,

-   any act or incident of insurrection or war, declared or undeclared,

- the Insured's participation in, or attempting to participate in, a felony, riot or insurrection,

-   alcoholism or drug addiction, or

- if the Insured's Licensed Health Care Practitioner resides outside of the United States.

Annual Lump Sum Option

You may elect to receive Your Monthly Benefit Amount as an annual lump sum prior to the start of each Benefit Period. The amount of the annual lump sum payment will equal the present value of the Monthly Benefit Amount payable for each month in the twelve-month period following (a) the date the first monthly benefit payment would otherwise be payable; or (b) the date of each subsequent Benefit Period. Each Monthly Benefit Amount payable will be discounted by a monthly rate, such rate derived from an annual interest rate, never to exceed the greater of (a) the current yield on ninety-day treasury bills; or (b) the current maximum statutory adjustable Policy loan interest rate. Such discount will apply prior to any pro-rata adjustment to the Monthly Benefit Amount payable for loan repayments. Only one annual lump sum payment will be made in any one twelve-month period.

Conditions for Eligibility of Benefit Payments

You are eligible to receive an Accelerated Benefit if the Policy and Rider are in force when all of the following requirements are met:

1.   We receive Your request, In Writing, for an Accelerated Benefit;

2. We receive from You Written Certification or Written Re-Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill individual;

3. We complete, at Our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Provider of Our choice; and We receive copies of any relevant medical records from a health care provider involved in the Insured's care;

4. We receive consent, In Writing, of any assignee of record named under the Policy or any irrevocable beneficiary named under the Policy;


5. You fulfill requirements, if any, regarding limitations on the availability of certain Sub-Accounts while receiving benefit payments; and


6.   the Insured is living at the time all of the above requirements are met.

When Benefit Payments End

We will continue to pay Accelerated Benefits under this Rider until the first of the following occur:

1. while the Insured is living, when the Insured no longer meets any one of the conditions for eligibility for benefit payments,

2.   we are notified to discontinue Accelerated Benefit payments,

3.   if any events listed under the Rider Termination occur.

Rider Termination

This Rider will terminate on the first of the following dates:

-   the date We receive Your request, In Writing, to terminate it,

-   the date You make a Withdrawal under the Policy during a Benefit Period,

-   the date the Policy terminates,

-   the date We receive notification, In Writing, of the death of the Insured,

-   the date the Lifetime Benefit Amount is exhausted, or

- the date on which all additional benefits provided by rider are deemed to have terminated according to the terms of any Termination and Maturity Date provision, Continuation

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  Beyond the Insured's Age 100 provision, or any other like provision of the Policy to which this rider is attached, unless You are receiving benefit payments under this Rider.

- For Hartford Life Insurance Company policies, the date We approve a request, In Writing, from You to accelerate the Death Benefit for reason of terminal illness of the Insured as may be provided under an accelerated death benefit rider attached to the Policy,

IN ADDITION, AS A CONDITION OF ELIGIBILITY FOR BENEFITS UNDER THE RIDER, WE MAY IMPOSE RESTRICTIONS OR LIMITATIONS ON THE AVAILABILITY OF CERTAIN INVESTMENT OPTIONS. WE WILL PROVIDE YOU PRIOR WRITTEN NOTICE OF ANY SUCH RESTRICTIONS OR LIMITATIONS AND YOU MAY TERMINATE THIS RIDER AT ANYTIME. THIS RIDER IS ONLY AVAILABLE AT POLICY ISSUANCE AND THERE IS A CHARGE FOR THIS RIDER.

Impact of Rider Benefits on Policy and Rider

Accelerating the Death Benefit under this Rider will impact the benefits and values under the Policy and Rider as described below.

After each benefit payment, the Lifetime Benefit Amount in effect immediately prior to such payment will be reduced by each Monthly Benefit Amount payable prior to any pro-rata reduction for loan repayments. In addition, each benefit payment will reduce the values and any no lapse guarantee premium in effect at the time of such payment when such values are multiplied by the following Reduction Ratio:

Reduction Ratio = 1 - (A / B)

Where:

A   =   is the monthly benefit payment, and
B   =   is the Eligible Amount immediately prior to a benefit payment.

The Policy's current values that are reduced by each benefit payment based on the Reduction Ratio are:

Face Amount

Amount of any term Insurance rider on the Insured

Account Value

Surrender Charges

Indebtedness

Monthly No Lapse Guarantee Premium

Cumulative No Lapse Guarantee Premium

Cumulative Premiums (paid to date)


On variable life Policies, We will reduce amounts in the Fixed Account and each Sub-Account based on the proportion of the Account Value in the Fixed Account and each Sub-Account to the amount accelerated.


ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event the Specified Insured has a Diminished Life Expectancy of 12 months (24 months in some states) or less, You may request in writing, that we pay a single sum accelerated death benefit to You, subject to certain limitations and proof of eligibility. This accelerated payment of the death benefit can be any amount between $2,500 and $500,000, not to exceed the Benefit Percentage times the Eligible Amount. The sum of the Benefit You may request under this and any other policies issued by us on the life of an Insured may not exceed $500,000. Each request for payment must be accompanied by Proof of Diminished Life Expectancy. The maximum charge for this rider is $300 (one time charge when rider exercised).

Specified Insured will mean the Insured as shown in the Policy specification.

Your option to accelerate benefits under this Rider will be suspended while the death benefit is being so accelerated in accordance with any other accelerated death benefit rider that may be attached to the Policy. Any Policy benefit that is not payable in a single sum or that is payable due to accidental bodily injury or death is not subject to this Rider or to the calculation of the Benefit. Your option to accelerate benefits under this Rider will continue during any nonforfeiture, reduced paid-up or extended term period.

We will waive the cost of insurance and expense charges applicable to the Specified Insured's accelerated benefit. This accelerated payment of the death benefit is subject to the rights of any assignee of record or of any irrevocable beneficiary. They must consent, In Writing, before We will pay the Benefit.

The requested portion of the Eligible Amount will be subject to the following adjustments:

1. A 12-month discount, based on the Discount Rate, will apply to the requested portion of the Eligible Amount. This discount reflects the early payment of the proceeds under Your Policy.

2. If, on the date We approve Your request, there is a Policy loan outstanding and the acceleration relates to insurance on the life of the Insured under the base Policy, a reduction to the requested portion of the Eligible Amount will apply. This reduction serves to repay the Policy loan.

3. A deduction will be made for the administrative charge if We approve Your request.

The Benefit payable to You will be equal to the requested portion of the Eligible Amount as may be reduced by the maximums and limitations of this Rider minus 1, 2 and 3 above. Rather than having Your Benefit reduced by 3 above, You may elect to pay this amount directly to Us.

We reserve the right to obtain an independent medical examination and We retain the right to make final determination regarding eligibility for benefits.

Policy Lien

Accelerated death benefit payments made under this Rider are an advance of the Specified Insured's death benefit. We will establish a lien against that Specified Insured's death benefits if We pay benefits under this Rider. Upon payment of any accelerated death benefit, access to the portion of the Policy's cash value attributable to the Specified Insured is restricted to the excess of that cash value over the sum of any outstanding

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Indebtedness, applicable Surrender Charge and this lien. The amount of the lien will be equal to all benefits paid under this Rider. The lien will be removed once We pay the death benefit or on the Policy Adjustment Date. If You lapse or surrender the Policy before the Policy Adjustment Date, Your cash value will be reduced by the amount of the lien which applies to the cash value.

We will charge interest on the lien. Interest will accrue from the date of the accelerated payment to the earlier of the date the Policy terminates or the Policy Adjustment Date. We will add accrued interest to the lien at the time of Policy adjustment. The rate of interest charged will be equal to the Discount Rate.

Policy Adjustment

On the Policy Adjustment Date, We will adjust the Policy in order to satisfy the lien created by the accelerated death benefit payment. We will adjust the death benefit of the Specified Insured. The adjusted death benefit will be the death benefit before adjustment, less the amount of Policy lien, including interest created by the accelerated payment. Any Cash Value, Policy Value or Surrender Charge will be reduced in the same proportion that the Death Benefit was reduced. These reductions will be made on the Policy Adjustment Date.

If the Specified Insured is the Base Policy Insured and the lien equals 100% of the Death Benefit, the Policy will terminate, and any riders attached to the Policy that provide insurance on the life of any other person will be administered according to the rider provisions regarding the death of the Base Policy Insured. If the Specified Insured is an additional person Insured by a rider on the base Policy and the lien equals 100% of the Face Amount of the rider, the rider coverage applicable to the Specified Insured will terminate.

Exclusions

This Rider does not provide accelerated death benefits if the Specified Insured or his/her Physician reside outside the United States of America.

Rider Termination

This Rider will terminate at earliest of the following:

1.   when We receive Your request, in Writing, to cancel it;

2.   when the Policy terminates;

3.   on the Policy Adjustment Date.

OVERLOAN PROTECTION RIDER -- This rider gives You the option to continue Your Policy at a reduced death benefit with no further Monthly Deduction Amounts in the event Your Policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the Policy will not go into default or terminate due to excessive Indebtedness. At the time You elect the benefit under the rider, a transaction charge will be deducted from Your Account Value. The maximum transaction charge is 7% of the Account Value.

There is a risk that the Internal Revenue Service could assert that the Policy has been effectively terminated when You exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed Cash Surrender Value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the Cash Surrender Value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

Riders may not be available in all states. This rider is only available at Policy issuance.

LONGEVITYACCESS RIDER (FOR HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES
ONLY) -- This rider is available at policy issue for Insureds between the ages of 18 and 75 with initial face amounts of $2,000,000 or less. There is an additional charge for this rider. This rider provides You with 3 benefits beginning on Your policy anniversary closest to the Insured's 90th birthday if You pass the Benefit Eligibility Test. The 3 benefits are:

1. A guarantee that You can take monthly withdrawals equal to 1% of Your lowest policy Face Amount since policy issue for 100 months regardless of what Your actual policy account value is. This benefit is called the Guaranteed Minimum Withdrawal Benefit (GMWB);

2. A guarantee that Your total death benefit will be at least equal to 10% of Your lowest policy Face Amount since policy issue regardless of the reductions to the Face Amount due to monthly GMWB withdrawals. This benefit is called the Residual Death Benefit; and

3. A guarantee that Your policy will not lapse regardless of what Your actual policy account value is. This benefit is called the Waiver of Cost Benefit.

BENEFIT ELIGIBILITY TEST -- The Test is met and the benefits provided by the rider are available if, on the date it is performed:

1.   The Account Value equals or exceeds the then current GMWB Target Value;

2. The Death Benefit Option is Death Benefit Option A (Level). If Your Death Benefit Option is not Option A You can change it to Option A in order to meet the test;

3.   There is no Indebtedness under the Policy;

4. 100% of the Account Value is allocated to the Fixed Account. If a portion of Your Account Value is allocated to a Sub-Account, You can transfer it to the fixed account in order to meet the test. The purpose of this investment restriction is to reduce volatility in investment performance once You begin receiving rider benefits. This investment restriction may reduce the returns on investments;

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5. No benefits resulting from chronic illness of the Insured under any accelerated death benefit rider or long term care rider attached to the Policy are owed to You or being processed by Us on that date; and

6. the date is not within a benefit period covered under an annual lump sum payment made to You as a result of chronic illness of the Insured under any accelerated death benefit rider attached to the Policy

The Benefit Eligibility Test will be performed for the first time on the policy anniversary closest to the Insured's 90th birthday and on subsequent Monthly Activity Dates until the test is met or the Rider terminates.

Once the test met, the benefits provided by the rider will continue to be available unless You request one of the following policy transactions:

1. You change Your Death Benefit option to something other than Death Benefit Option A (Level);

2.   You take a loan;

3.   You take cumulative withdrawals in a Policy Month that exceed the monthly
     GMWB.

4. We process a request to accelerate benefits due to the Insured's chronic illness under an accelerated death benefit rider or long term care rider attached to the Policy; or

5. We receive Your instructions to transfer all or a portion of the Account Value from the Fixed Account

If benefits become unavailable, We will perform the Benefit Eligibility Test on each subsequent Monthly Activity date, to see if benefits become available again, until the Test is met or the Rider terminates.

IMPORTANT DEFINITIONS USED IN THE RIDER:

BENEFIT ELIGIBILITY DATE: the first date on which Rider benefits may become available and the first date that the Benefit Eligibility Test is performed. The Benefit Eligibility Date is the Policy Anniversary closest to the Insured's 90th birthday.

BENEFIT BALANCE: the total amount of future withdrawals that are guaranteed to be available. At policy issue it is set equal to the initial Face Amount. Prior to the Benefit Eligibility Date, if the Face Amount is reduced then the Benefit Balance will be set equal to the reduced Face Amount. After the Benefit Eligibility Date, the Benefit Balance is the lesser of:

1. The Benefit Balance as of the prior Monthly Activity Date less any withdrawals taken under the Policy during the Policy Month; or

2.   The then current Face Amount.

GMWB TARGET VALUE: the minimum Account Value that is required in order to qualify for benefits under this Rider. The GMWB Target Value on the Benefit Eligibility Date is shown in the Policy.

IMPACT OF POLICY TRANSACTIONS ON RIDER

Certain transactions under the Policy prior to and on or after the Benefit Eligibility Date will impact the Rider as described below. We will send You new Policy Specification pages, or a Policy endorsement, which will reflect any changes that are affected by the requested transaction.

PRIOR TO THE BENEFIT ELIGIBILITY DATE:

FACE AMOUNT INCREASES OR DECREASES

Face Amount increases under the Policy will result in an increase in the GMWB Target Value. Face Amount decreases will result in a decrease in the GMWB Target Value and will cause the Benefit Balance to be reduced to the Policy's then current Face Amount on any Monthly Activity Date the Benefit Balance exceeds the Face Amount.

REQUESTED UNDERWRITING CLASS CHANGES

Underwriting class changes will result in an increase in future monthly rider rates and a decrease to the GMWB Target Value. Any change is based on such factors as the Insured's age, gender and insurance class at the time of the class change.

For example a policy issued with an underwriting class of standard non-nicotine on a male age 40 with a Face Amount of $100,000 and the LongevityAccess Rider. The table below demonstrates the increase in monthly maximum rider charge and decrease in GMWB Target Value for a representative Insured, if the Policy Owner applied for and received an underwriting class change to preferred plus non-nicotine in policy year 3.

                                                                      MONTHLY
                                                                      MAXIMUM           GMWB
$100,000 POLICY WITH THE                                               RIDER           TARGET
LONGEVITYACCESS RIDER                                                 CHARGE           VALUE
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At policy issue for a standard non-nicotine underwriting               0.0166          $55,000
 class
After the underwriting class change to preferred plus                  0.0353          $51,000
 non-nicotine

RIDERS ON POLICY

Acceleration of a portion of the Death Benefit due to the Insured's chronic illness under any accelerated death benefit rider or long term care rider that may be attached to the Policy will cause the Benefit Balance to be reduced to the Policy's then current Face Amount on any Monthly Activity Date the Benefit Balance exceeds the Face Amount.

If other riders are added to the Policy or there are increases to benefits provided by riders attached to the Policy, the GMWB Target Value will increase if the charges for such riders extend beyond the Benefit Eligibility Date. If other riders are removed from the Policy or there are decreases to benefits provided by riders attached to the Policy the GMWB Target Value will decrease if the charges for such riders extend beyond the Benefit Eligibility Date.

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ON OR AFTER THE BENEFIT ELIGIBILITY DATE:

MONTHLY WITHDRAWALS LESS THAN THE GMWB

While the benefits are available, You may withdraw less than the GMWB in a policy month, subject to Our minimum rules then in effect. Withdrawing a lesser amount could extend the period for which You can take monthly withdrawals.

MONTHLY WITHDRAWALS IN EXCESS OF THE GMWB

While the benefits are available, You may withdraw more than the GMWB in a policy month. However, withdrawing a greater amount will cause the monthly GMWB to be reset as described below and will require the Benefit Eligibility Test to be performed and met in order for the Benefits provided by the rider to be available in the future.

GMWB RESET

The monthly GMWB will be reset on a Monthly Activity Date after the Benefit Eligibility Date when any of the following occur in the previous Policy Month:

1.   Cumulative withdrawals in a Policy Month exceed the monthly GMWB;

2. Withdrawals are taken in a Policy Month that the rider benefits are not available;

3.   The Policy's Face Amount is decreased at Your request; or

4. A portion of the Death Benefit is accelerated under any accelerated death benefit rider or long term care rider that may be attached to the Policy.

The new monthly GMWB will equal 1% of the then current Benefit Balance

If the monthly GMWB exceeds the then current Benefit Balance, the monthly GMWB will be reset to equal the then current Benefit Balance. The Benefit Eligibility Test will be performed after the GMWB is reset and the eligibility test must be met in order for the benefits to be available.

GMWB TARGET VALUE RESET

The GMWB Target Value will be reset on a Monthly Activity Date when cumulative withdrawals in the previous Policy Month exceed the GMWB. The new GMWB Target Value will equal:

1.   The GMWB Target Value shown in Your Policy Specifications; divided by

2.   The Benefit Balance shown in Your Policy; multiplied by

3.   The current Benefit Balance after the withdrawal.

In Policy Months in which the rider benefits are available, the withdrawal benefit available under the policy is modified such that:

1.   the minimum withdrawal allowed is the lesser of $500 or the GMWB amount;

2. the Face Amount of the Policy will be reduced by the amount of any withdrawals taken; and

3.   no charge will be assessed on withdrawals.

RESIDUAL DEATH BENEFIT -- If You take all the withdrawals available under this rider, it is likely that Your Policy's Face Amount will be reduced to zero. The Residual Death Benefit assures that Your Policy will still have a Death Benefit under this Rider. The Policy's Death Benefit will never be less than the Residual Death Benefit. The Residual Death Benefit will be established on the first Monthly Activity Date that the Benefit Eligibility Test is met and before a monthly GMWB withdrawal is taken. The Residual Death Benefit is equal to 10% of the Benefit Balance. If on the Benefit Eligibility Date, benefits due to the Insured's chronic illness are owed to You or are being processed by Us on that date under any accelerated death benefit rider or long term care rider attached to the Policy; or the date is within a benefit period covered under an annual lump sum payment made based on the Insured's chronic illness under any accelerated death benefit rider attached to the Policy, a Residual Death Benefit will be established on that date provided the Account Value exceeds the GMWB Target Value and there is no Indebtedness.

RIDER TERMINATION

This Rider will terminate on the earliest of the following dates:

1.   The date the Policy terminates;

2.   The date We receive Your request to cancel it; or

3. The date we approve a request, In Writing, from You to accelerate the Death Benefit for reason of diminished life expectancy of the Insured as may be provided under an accelerated death benefit rider attached to the Policy.

MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, You may add an endorsement to Your Policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If You add the endorsement and You fully surrender Your Policy within three (3) years after purchase, we will not deduct a Surrender Charge from Your Cash Surrender Value. There is no additional charge for the endorsement. However, if You choose to add this endorsement, the No-Lapse Guarantee of the Policy is not offered and is removed from Your Policy.

POLICY SETTLEMENT OPTIONS

Proceeds from Your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in Your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, the Policy Owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the Policy Owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.

SAFE HAVEN PROGRAM OPTION -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed

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by the claims paying ability of the Company; however, it is not a bank account and is not Insured by Federal Deposit Insurance Corporation (FDIC). The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. Any interest paid to the Beneficiary (Accountholder) will be taxable to the Beneficiary (Accountholder) in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns Investment income from the proceeds under the program. The Investment income earned is likely more than the amount of interest we credit to the Beneficiary (Accountholder) and Hartford may make a profit from the difference.



The minimum amount that may be placed under the following settlement options is $5,000, subject to our then-current rules. If You select the Second Option or Third Option, each is irrevocable and You may not fully or partially commute the settlement option for a lump sum. The following payment options are available to You or Your beneficiary. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time You may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The Policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in Your Policy and is the last date on which You may elect to make premium payments. Unless You elect to continue the Policy beyond this date, the Policy will terminate and any Cash Surrender Value will be paid to You.

If elected, the Policy may continue in force after the scheduled maturity date if (a) the Policy was in force on the scheduled maturity date; and (b) the owner of the Policy (including any assignee of record) agrees in writing to this continuation.

If You elect to continue the Policy beyond the Scheduled Maturity Date:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the Policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the Policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have

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been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions as described below. Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of Policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option You choose and the issue age, gender and underwriting class of the Insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.00%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since Policy inception, exceed the target premium for Policy year 1. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 27% of Target Premium and 3% on premiums above the Target Premium.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target Premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option You choose and the issue age, gender and underwriting class of the Insured. During the first Policy Year, the maximum commission we pay is 120.5% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the Policy, depending on the particular arrangements between Your Financial Professional and their Financial Intermediary. We are not involved in determining Your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the Policy terminates prior to the policy's thirteenth month-a-versary.

Check with Your Financial Professional to verify whether Your account is a brokerage account or an advisory account. Your interests may differ from ours and Your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure You understand Your rights and any potential conflicts of interest. If You are an advisory client, Your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both You and by us based on what You buy. Therefore, profits, and Your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at Your Financial Intermediary with whom You can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for Your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

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ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2012, Hartford and its affiliates paid approximately $3,700,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2012, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of December 31, 2012, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: 1st Global Capital Corporation, A F Crissie & Co. Ltd, AIA Insurance Agents Inc., A-Advantage Insurance Service Inc., AIA Insurance Agency Ltd, AIM Insurance, AXA Network LLC, Accurate Insurance Inc., Adirondack Trading Group LLC, Adkins Insurance Solutions LLC, Adler Belmont Dye Insurance Services Inc., Advance Insurance Agency, Advanced Advisor Group LLC, Advanced Insurance Resources, Agency Two Insurance Marketing Group, All American Insurance Inc., All Nebraska Insurance, AllPro Insurance Agency LLC, Allabout Insurance, Allegheny Investments Ltd, Allen Financial Advisors, Alliance Insurance Services Inc., Allstate Financial Services LLC, American Business & Professional Program, American Financial & Auto Service, American Health Insurance Inc., American Portfolios Financial Services, Americu Services, Ameriprise Financial Services Inc., Ameritas Investment Corp., Amtmann & Associates, Anderson Insurance Associates LLC, Anderson and Green Insurance, Andrew Garrett Inc., Armada Advisors Inc., Arvest Asset Management, Associated Insurance Brokers Inc., Associated Services Insurance Inc., Associates of Clifton Park, Association & Society, Atchison Insurance Agency Inc., Auerbach & Gussin Insurance, Austin Reilley & Doud Insurance Services, Axa Advisors LLC, Axios Advisory Group Ltd, B & K Associates Inc., B & M Financial Systems Inc., BC Ziegler and Company, BB&T Insurance Services Inc., BBVA Compass Insurance Agency Inc., BC Insurance LLC, BK Insurance Group LLC, BPU Investment Group Inc., Bamboo Financial LLC, Bancwest Investment Services Inc., Bank Of America, Battles Insurance Agency Inc., Beaconsfield Financial Services, Bearence Management Group LLC, Beaumont & Stork Inc., Beckett Taylor Insurance LLC, BenTrust Financial, Beneficial Services Inc., Benefits By Design Inc., Benefits Plus Inc., Benjamin F Edwards & Co. Inc., Berkfield & Co. Ltd, Berthel Fisher & Co Financial Services, Best Insurance Brokerage LLC, Betty Davis Insurance Agency LLC, Blake Barnes Insurance Services, Blakeslee & Blakeslee, Boca Benefits Consulting Group, Boda Financial Group Inc., Bomford Couch & Wilson, Bosc Inc., Brase Insurance Agency Inc., Brasher Insurance Group, BrokersXpress LLC, Brown & Brown of Florida Inc., Brown Brown & Gomberg, Brown-Hiller-Clark & Associates, Brownlie Braden Parrish & Rei, Bryanmark Financial Group Inc., Burgess Demarco & Flick Insurance, Burnley Wilson Associates, Burns Brooks & Mcneil, Burt Moss & Assoc Inc., Business Financial Group LLC, Byron Udell & Associates Inc., CT Lowndes & Company, CBIZ Insurance Services Inc., CCO Investment Services Corp., CES Insurance Agency Inc., CFP Inc., CIA Insurance Agency Inc., CIG Securities Inc., CLA USA Inc., CMS National Services LLC, CP Smith Enterprises Inc., CPS Insurance Services, CSC Insurance Professionals Inc., CT Solutions Ltd, Cadaret Grant & Co. Inc., Calderwood Financial Strategies, Cambridge Financial Services Inc., Caminiti Insurance Group LLC, Cantella & Co Inc., Capital Advisors, Capital Analysts Inc., Capital Financial Services Inc., Capital Guardian LLC, Capital Investment Group Inc. Capital One Agency LLC, Capital One Investment Services Corp., Capital Strategies Group Inc., Capital Synergy Partners, Carlisle Fields & Co LLC, Carter Terry & Company Inc., Cary Street Partners LLC, Cassedy Insurance Agency Inc., Cbiz Special Risk Insurance Services Inc., Centaurus Financial Inc.,

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Center Street Securities Inc., Central FL Wealth Mgmt Inc., Central Ridge Insurers LLC, Central Trust Co., Central Washington Insurance, Century Securities Assoc Inc., Certus NW Inc., CFPLLC LLC, Chap Arnold Insurance Agency Inc., Charles James Cayias Insurance, Charles L Crane Agency, Chase Investment Services, Citigroup Global Markets Inc., Citizens Bank & Trust, Clarity Wealth Development, Clarke & Sampson Inc., Clay Paul Insurance Agency Inc., Coaching Financial Concepts Inc., Coburn & Meredith Inc., Coda Insurance Group LLC, Colonial Insurance Agency Inc., Comerica Securities Inc., Commerce Brokerage Services Inc., Commercial Insurance Brokers LLC, Commonwealth Financial Network, Community Brokers Insurance Group, Community Insurance Agency, Comp Consulting Companies LLC, Compass Financial & Insurance Services Inc., Comprehensive Asset Management Services, Consolidated Life Producers, Consumer Insurance Advocates Inc., Contessa Insurance, Copeland Agency LLC, Cornerstone Financial Group, Costanza Agency Inc., Costello Insurance Agency Inc., Crest Insurance Group LLC, Cross Limited Partnership, Crown Capital Securities, Crump Life Insurance Services Inc., Cuna Brokerage Service, Cuso Financial Services, Cynsam Inc., DL Downs Inc., D Lasman Insurance Services Inc., DML Jr. Inc., DA Davidson & Co Inc., DH Hill Securities LLP, DMA Insurance Services Inc., DSA Risk Management LLC, Daniel & Henry CO, Daniel Inc., David Insurance Agency Inc., David Lerner Associates Inc., Davis Insurance Agency Inc., Davis Life Insurance Agency, Delta Trust Investments Inc., Dennis J Gilbert Inc., Dewitt Insurance Agency, Dinser Financial Group, Disbennett Financial Services LLC, Dobbs & Brinkman Inc., Domler Fletcher Insurance Agency LLC, Donahue Thomas P & Associates LLC, Donna Frazier LLC, Donnelly Steen & Co., Dorsey & Company Inc., EJ Berriz & Assoc Insurance Service Inc., EDI Financial, Inc., ELS & Associates Inc., Eamon Walsh Inc., Earl G Chesson Inc., Eastern Financial of WV, Eckenrode Financial Group, Edelman Wealth Management Group, Edward D Jones & Co., Edward Watkins & Associates, Ehlert Financial Group Inc., Eichlitz Dennis Wray & Westheimer Agency, Elite One Insurance Services, Employers Benefit Group LLC, Equity Services Inc., Essex National Securities Inc., Etoms Inc., Exclusive Marketing Org. Inc., Executive Insurance Agecy of OH, F & I Insurance Service, FSC Securities Corp., Falconsure Inc., Farris Insurance, Fenstra Insurance, Fiducia Financial & Insurance Services Inc., Fifth Third Securities Inc., Financial Architects, Financial Independence Group Inc., Financial Network Investment Corp., Financial Planning Consultants, Finns JM & J Insurance Agency, Fintegra LLC, First Allied Securities, First American Insurance, First Brokerage America LLC, First Choice Insurance Services Inc., First Dakota Inc., First Financial Group Inc., First Heartland Capital Inc., First Heartland Corp., First Investors Corporation, First South Financial Services, First Southeast Investment Services, First Tennessee Brokerage, First Western Securities Inc., Fitts Agency Inc., Forest Financial Group Inc., Foresters Equity Services Inc., Forney Financial Solutions LLC, Fortune Insurance Group LLC, Founders Financial Securities, LLC, Fowler Insurance Agency Inc., Freeman Financial Services Inc., Freundt & Associates Insurance Services, Frost Brokerage Services Inc., Fulcrum Securities Inc., Futurecare Financial Group Inc., GBS Insurance and Financial Services, GFS Inc., GSTLG Advisors LLC, Gallagher Benefit Services Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gerald S Jamgochian LLC, Gibson Insurance, LLC, Gilroy Kernan & Gilroy, Girard Securities Inc., Glenn Harris & Associates, Global Insurance Agency Inc., Golden Circle Insurance Agency, Great Nation Investment Corp., Gruber & Assoc Ltd, H & H Insurance Agency Inc., H Beck Inc., H C & C Inc., HD Vest Investment Services., HSBC Securities USA Inc., Hadel Financial Advisors Inc., Halo Group LLC, Hanasab Insurance Services Inc., Hancock Insurance Agency, Harrison Insurance & Financials Ltd, Harvest Capital LLC, Hawkins Insurance Services Inc., Hazlett Burt & Watson, Healthplan Services Inc., Hecht & Hecht L&H Insurance Agency Inc., Hendrickson Insurance Services Inc., Hester Heitel & Associates, High and Associates Inc., Hightower Securities, LLC, Hoffman Insurance Agency Inc., Hoover & Assoc Financial Services Inc., Hornor Townsend Kent Inc., Howard W Phillips & Co., Hub Int'l Midwest Limited, Huntington Investment Co., IBN Financial Services Inc., IFA Benefits LLC, ILG First Meridian LLC, ING Financial Partners Inc., INS Group, IWC Benefit Insurance Services Corporation, Idaho Financial Group Inc., Independent Agents Inc., Infinex Investments Inc., Innovative Wealth Strategies, Ins. Benefits Network LLC, Ins Center Inc., Ins Guys Insurance Services Inc., Ins Smith Agency LLC, Insurance Land Insurance Service, Insurance Pro Agencies, Insurance Shop LLC, Integrated Insurance Solutions, Intervest International Equities Corp., Invest Financial Corp., Investment Centers Of America, Investment Planners Inc., Investment Professionals Inc., Investors Capital Corp., J J B Hilliard W L Lyons LLC, J M Barry & Assoc LLC, J W Cole Financial Inc., J.P. Perry Insurance, JMJ Consulting Inc., Jackson Dieken and Associates Agency Inc., Jackson Financial, James E Campbell Jr. Inc., James F Hurley Insurance Agency Corp., Jamieson Capital LLC, Jesan Financial Group, Jesse Trevino Insurance Agency, Jim Morrison Financial Services Inc., John C Eichler & Associates, Johnson & Strachan & Corp., Jonathan Hind Financial Group, Joshua Holdings Agency Corp., KPLL Private Wealth Inc., Kansas City Insurance Agency, Keister & Keister Agency Inc., Kerxton Insurance Agency Inc., Key Investment Services LLC, Keybanc Capital Markets Inc., Keycorp Insurance Agency USA Inc., Kiefer Financial Group, Kirnco Insurance Group, Koefod Insurance Agency, Kollas Inc., Kovack Securities Inc., LDS Wealth Advisors LTD, LM Kohn & Company, LPL Financial Corporation, Laginess Insurance Agency Inc., Lambent Risk Management Services Inc., Landolt Securities Inc., Landwehr Insurance Services Inc., Laredo Insurance Agency Inc., Larry Gustafson & Assoc LLC, Larry Murphy Insurance Agency, Lasalle St. Securities LLC, Lecain Family Insurance & Financial, Lee & Associates, Inc., Legacy Insurance Group LLC, Legend Equities Corp., Leigh Baldwin & Co. LLC, Lesko Securities Inc., Liberty Bank, Liberty Benefits Group LLC, Liberty Partners Financial Services Inc., Life & Legacy Group LLC, Life Brokerage Network LLC, Lifemark Securities Corp., Ligouri & Associates, Lincoln Financial Advisors, Lindsey Financial & Insurance Services, Linsco Private Ledger Insurance, Linton and

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Associates LLC, Lockton Companies LLC, Loesel Schaaf Insurance Agency, Louis Blosch Agency LLC, Luhn Mccain Insurance Agency, M & M Insurance Group Inc., M & T Securities Inc., M D Sutton Insurance Agency Inc., M Holdings Securities, Inc., M&T Bank National Association, MML Investors Services Inc., MRM Assurance Services Inc., MSF Insurance Group Inc., MWA Financial Services Inc., Madison Insurance of Virginia LLC, Maguire Financial Advisors LLC, Mariner Insurance Resources LLC, Mark J Napolin & Associates, Inc., Martin Insurance Group LLC, Masterplan Consulting, Mavco Insurance Agency Inc., McLeod Insurance Inc., McNair & Associates, Mcgee Financial Solutions LLC, Mcgregor Insurance Group LLC, Mclaughlin Ryder Investments, Melcher & Prescott Agency, MerCap Securities LLC, Merrill Lynch & Co., Metlife Securities Inc., Michigan Securities, Inc., Mid Atlantic Securities Inc., Middendorf Insurance Association Inc., Midland Insurance Services Inc., Mobile Assurance Services LLC, Monaghan Tilghman & Hoyle, Monarch Insurance Services Inc., Money Concepts Capital Corp., Monroe & Monroe Insurance, Moors & Cabot Inc., Moreton Insurance of Idaho Inc., Morgan Keegan & Co Inc., MorganStanley SmithBarney LLC, Mound Agency Of Ohio Inc., Multi-Financial Securities Corporation, Multiple Financial Services Inc., Murray & Murray Insurance Agency Inc., Mutual Insurance Assoc Inc., Mutual of Omaha Investor Services Inc., Mutual Trust Company, NBC Securities Inc., NFP Securities Inc., NIA Securities LLC, NWM Financial Services Inc., NY Long Term Care Brokers Ltd, National Insurance Brokerage, National Planning Corp., National Securities Corp., New England Financial Services Inc., New West Insurance LLC, New World Financial & Insurance Services, New York Life Insurance Co. Inc., Newton Consulting LLC, Next Financial Group Inc., Northrup Corporation, Northwest Financial Exchange Inc., Northwestern Mutual Investment Services, Nuttall & Assoc. Insurance Agency Inc., Ollis & Co Inc., Omega Financial Group Ltd, One Resource Group Corp., Oneamerica Securities Inc., Oppenheimer & Co., Inc., P & C Insurance Services Inc., PFG Holding Inc., PJ Robb Variable Corp., PKA Financial Group Inc., PSI Insurance Agency LLC, Pachki Inc., Pacific West Securities Inc., Pack Insurance Consultants Inc., Packerland Brokerage Services Inc., Paradise Valley Wealth Management Inc., Park Avenue Securities, LLC, Partners Insurance Agency Inc., Partners Wealth Management Inc., Payne Financial Group, Inc., Pegasus Financial Group Inc., Peoples Securities Inc., Perfetto Chester Agency Inc., Philip R Warne Insurance Agency Inc., Pine Avenue Partners LLC, Pino Insurance Agency LLC, Planning Corp of America, Platinum Wealth Management Group, Pond Insurance Agency LTD, Power Group Company LLC, Pratt Kutzke Associates LLP, Premier Brokerage Services Inc., Prime Capital Services Inc., Primevest Financial Services Inc., Princor Financial Services Corp., Prior Lake State Agency, Proequities Inc., Prospera Financial Services, Pruco Securities LLC, Purshe Kaplan Sterling Investments, Pyramid Insurance Centre Ltd, Questar Capital Corp., R & R Group Insurance Services, RC Knox & Company Inc., R D Marketing Group Inc., R S Krizek, R Seelaus & Co. Inc., R&M Smith Financial Partners Inc., RBC Capital Markets Corp., RMIN Holding Corp. Inc., RSC Financial Products LLC, Rackley Insurance Agency Inc., Rampart Financial Services Inc., Raymond James Financial Services, Redel Insurance Agency Inc., Renaissance Benefit Advisors, Retirement Planners & Tax Consultants, Retirement Advisory Group, Richard B Ryon Insurance, Richards Seeley Agency, Ridgeway & Conger, Inc., River Falls Insurance Center, River Valley Insurance Group, RiverStone Insurance Agency, Riverstone Wealth Management Inc., Robert Hensley & Associates LLC, Robert L Bubb & Co. Inc., Robert W Baird & Co. Inc., Roy H Reeve Agency Inc., Royal Alliance Associates, Royal Securities Co., S & T Insurance Group LLC, SWS Financial Services, SAL Financial Services, SBS Insurance Agency of FL Inc. (AK), SII Investments Inc., SWBC Insurance Services Inc., Sagepoint Financial Inc., Salem Advisory Group LLC, Sargent Inc., Sbhu Life Agency Inc., Schneider Agency Inc., Schroeder Insurance, Securian Financial Services Inc., Securities America Inc., Shana Insurance Services Corp., Shepard and Walton Life Insurance Agency Inc., Sheridan Road Insurance LLC, Sierra Insurance Marketing LLC, Sigma Financial Corp., Signator Investors Inc., Signature Securities Group, Sims & Renner Insurance LLC, Ska-Life Agency Inc., Small Business Insurance Agency Insurance, Smith Brothers Insurance, Song Hong & Assoc Agency, South Valley Wealth Management, Southwest Securities, Inc., Spengler Stewart Agency, Spire Securities, LLC, Steamboat Insurance Group, Steck Cooper & Co., Stephens Inc., Sterling Benefits Group, LLC, Sterne Agee & Leach, Stifel Nicolaus & Co. Inc., Strand Atkinson Williams & York Inc., Strategic Benefits, Stuckey Insurance Agency, Summit Financial Group, SunTrust Investment Services, Sunset Financial Services Inc., Swan Financial Services, Symetra Investment Services, TA Cummings Jr. Co. Inc., THG Insurance Agency Inc., The Annuity Depot Agency Ltd, The Chesson Company Inc., The Friedman Company, The Investment Center Inc., The Leaders Group Inc., The Mahoney Group, The Nash Agency, Inc., The ON Equity Sales Company, The Orthon Group Inc., The Reilly Co. LLC, The Robinson Group Inc., The Wadsworth Group, The Weisman Group, Third Financial Inc., Thomas Brady & Associates Insurance, Thomas Fierst Insurance Agency, Thorbahn & Associates Insurance Agency, Tim Johnson & Associates Inc., TimeCapital Securities Corp., Tis Insurance Services Inc., Total Coverage Insurance Services LLC, Total Insurance Services, Tower Square Securities Inc., Transamerica Financial Advisors Inc., Transworld Financial Group Inc., Treiber Agency Group LLC, Tremblay Financial, Triad Advisors Inc., Tricor Financial Services, Trustfirst, Trustmont Financial Group Inc., Twfg Insurance Services Inc., US Bancorp Insurance Services, USA Financial Services Inc., USCA Securities LLC, Ulster Insurance Services Inc., UnionBanc Investment Services, United Equity Insurance LLC, United Planners Financial Services, United Security Agency Inc., United Valley Insurance Services Inc., Universal Lines Insurance Services, University Agency Inc., Uvest Financial Services Group Inc., VSR Financial Service Investment, Valmark Securities Inc., Vaughan Insurance Group Inc., Viable Ventures Inc., Vincent L Braband Insurance Inc., WD Barry LP, WS Insurance Services LLC, Wachovia Insurance Agency Inc., Waddell & Reed Inc., Wagner Financial Services, Walker Bros Insurance Inc., Walker

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Financial LLC, Wall Street Financial Group, Wallace Insurance Services Inc., Walnut Street Securities Inc., Ward Brokerage Assoc LLC, WatchTower Insurance Agency, Waterford Investor Services Inc., Wayne Hummer Investments LLC, Wealth Innovations LLC, Wealthvest Marketing Inc., Weaver Bros Insurance Associates, Wedbush Morgan Securities Inc., Weekes & Callaway Inc., Wells Fargo Insurance Inc., Wesbanco Securities Inc., Western Inter Securities Inc., Western Rivers Corp., Westmark Financial Services Inc., Wheeler Insurance Agency LLC, White-Hill Insurance Services Inc., Wholehan Marketing Assoc., Inc., Wickline Insurance Associates, Widener Insurance Agency Inc., Wiklund & Bond Financial Services Inc., Wilcox Jones & McGrath Inc., Wilde Wealth Management Inc., William Knight Insurance Agency Inc., Windsor Insurance Associates, Inc., Winslow Evans & Crocker Inc., Wiseman & Assoc. Financial Services Ltd, Woodbury Financial Services Inc., Woodlands Securities Corp., World Choice Securities Inc., World Equity Group Inc., Wunderlich Securities Inc., Yoder Insurance Agency & Financial, Zinn & Mahoney Insurance Group Inc., Zweidinger & Assoc Ltd.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a Policy You must submit an application to us. Within limits, You may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without Your consent. The minimum initial premium is the amount required to keep the Policy in force for one month, but not less than $50.

Your Policy will be effective on the Policy date only after we receive all outstanding delivery requirements and the initial premium payment. The Policy date is the date used to determine all future cyclical transactions on the Policy, such as Monthly Activity Date and Policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts You pay premiums. Prior to Policy issue, You can choose a planned premium, within a range we determined, based on the Face Amount and the Insured's sex (except where unisex rates apply), issue age and risk classification. We will send You premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from Your checking account. When we receive scheduled or regular premium payments from You through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on Your annual statement and You will not receive a confirmation statement after each transaction. The planned premium and payment mode You select are shown on Your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, Your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the Policy. Your Policy may lapse if the value of Your Policy becomes insufficient to cover the Monthly Deduction Amounts. In such case You may be required to pay additional premiums in order to prevent the Policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the Policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a Policy year could result in Your Policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than Your planned premium, we will apply the premium to the Policy. We will notify You in writing that Your Policy has become a MEC and provide You with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the Policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the Policy on the Policy anniversary date. If the Policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the Policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to Your Policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with Your Policy anniversary.

In some cases, applying a subsequent premium payment in a Policy year could cause Your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the

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premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than Your planned premium, we will return the excess premium payment to You and await further instructions.

- If we receive the premium within 20 calendar days prior to the Policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the Policy anniversary date. If the Policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the Policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS


INITIAL NET PREMIUM -- During the application process, You choose how You want to allocate Your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. With respect to any initial premium payment received before the contract date and any premium payment that is not in good order, we may temporarily hold the Premium in a suspense account and we may earn interest on such amount. You will not be credited interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period. After the Policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the Policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with Your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if Your Policy was issued as a result of a replacement, we will automatically move the Policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with Your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).


SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If You make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with Your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to Your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage You allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:


The Prudential Insurance Company of America, as administrator for The Hartford
PO Box 64273
St. Paul, MN 55164-0273


or

To our Individual Life Operations Center at:


The Prudential Insurance Company of America, as administrator for The Hartford
500 Bielenberg Drive
Woodbury, MN 55125


WIRE

You may also arrange to pay Your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what Your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such Policy.

If Your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on Your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If Your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend Your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

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The number of accumulation units in each Sub-Account to be credited to a Policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a Policy, (i.e., with respect to determining Account Value, in connection with Policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a Policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive Your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive Your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive Your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each Policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your Policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the Insured. Your Policy will be effective on the Policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the Insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option You select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when You purchase Your Policy.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount. For policies with the LongevityAccess Rider, Death Benefit Option A must be the selected in order to exercise the rider benefits.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date of death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change Your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the

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date we receive Your request. If the Insured dies before the Monthly Activity Date after we receive Your request, we will pay the death benefit as if You had never changed Your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If You do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option A (Level Option). If You do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If You do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in Your death benefit option.

MINIMUM DEATH BENEFIT -- The Policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your Policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the Policy year and each Insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to You is listed on the specifications page of Your Policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
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 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the Insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first Policy year, You may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the Policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new Policy application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the Insured at the time of the increase. We will send You additional Policy specification pages describing these charges. If You elect to decrease Your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your Policy values decrease due to the deduction of Policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in Your account value may have an effect on Your death benefit. If Your Policy lapses, the Policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided Your Policy has a Cash Surrender Value, You may surrender Your Policy to us. We will pay You the Cash Surrender Value. Our liability under the Policy will cease as of the date we receive Your request in writing at our Designated Address or the date You request Your surrender, (our current administration rules allow a Policy Owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.

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WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan is $500. In Tennessee, there is no minimum.

When You take a loan, an amount equal to the loan is transferred from Your investment choices to the Loan Account as collateral.

Unless You specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, Your Policy will go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while Your Policy is in force and the Insured is alive. The amount of Your Policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on Your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on Your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, Your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then Your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the Policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on Your Indebtedness.

                                               MAXIMUM INTEREST RATE
                                          CHARGED EQUALS THE FIXED ACCOUNT
DURING POLICY YEARS                        MINIMUM CREDITED RATE 3% PLUS:
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                  1-10                               2%
              11 and later                          0.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No-Lapse Guarantee is not available.

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If the Policy goes into default, we will send You a lapse notice to warn You that the Policy is in danger of terminating. This notice will be mailed at least 61 days before Your coverage is to terminate. It will be mailed both to You and to any assignee of record. This lapse notice will tell You the minimum premium required to keep the Policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date Your Policy goes into default.

We will keep Your Policy inforce for the 61-day period following the date Your Policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in Your lapse notice) by the end of the Grace Period, the Policy will terminate. If the Insured dies during the Grace Period, we will pay the death proceeds reduced by any money You owe us, such as outstanding loans, loan interest or unpaid charges.

NO-LAPSE GUARANTEE -- The Policy will remain inforce at the end of the Policy Grace Period as long as the No-Lapse Guarantee is available. The No-Lapse Guarantee is available as long as:

-   The Policy is issued to an Insured age 85 or less;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the Policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

Starting on the effective date of Your Policy, the length of the No-Lapse Guarantee Period is:

-   20 years or to Insured age 75 if sooner, but never less than 5 years.

While the No-Lapse Guarantee is available, we guarantee Your Account Value will never be less than zero and Your Death Benefit will be at least equal to the Face Amount. If the Insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly NoLapse Guarantee Premium will be calculated. We will send You a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if You elect the Modification of Cash Surrender Value Endorsement.

REINSTATEMENT -- Prior to the death of the Insured, a Policy may be reinstated prior to the maturity date, provided such Policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the Policy was terminated is repaid or carried over to the reinstated Policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the Policy is reinstated.

The Account Value on the reinstatement date equals:

- Net Premiums derived from premiums paid at the time of Policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   any Indebtedness carried over to the reinstated Policy.

-   The Surrender Charge is based on the duration from the original Policy date.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, You should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

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Although this discussion addresses some of the tax consequences if You use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if You are contemplating the use of a Contract in any arrangement the value of which to You depends in part on its tax consequences, You should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on Your income tax returns is accurate based on Your books and record. You should review whatever is reported to the taxing authorities by the Company against Your own records, and in consultation with Your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the Policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to You since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the Policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a Policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the Insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums You pay cannot exceed Your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in

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Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a Policy will be treated as indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner unless the Policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred Policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the Policy. If so, such amounts might be currently taxable. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen Policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a Policy Owner to extend the maturity date to the date of the death of the Insured. If the maturity date of the Policy is extended by rider, we believe that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each Sub-Account of the Separate Account supporting Your Policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as a life insurance contract, the Policy Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Policy Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without

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going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for Your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent You from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance Policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A Policy fails the seven-pay test if the accumulated amount paid into the Policy at any time during the first seven Policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within any seven-year test period, the seven-pay test is applied retroactively as if the Policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A Policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same Policy Owner by the same insurer (or its affiliates) are treated as one MEC Policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a Policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the Policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

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Before assigning, pledging, or requesting a loan or other amount to be received under a Policy that is a MEC, a Policy Owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a Policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Policy Owner was not the Insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from Your Policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING


You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.


EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an Insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum Face Amount for which the employee could be Insured at the time the contract was issued,

- provides written consent to being Insured under the contract and that such coverage may continue after the Insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the Insured's status (e.g., a director or certain highly compensated employees or an Insured who was an employee at any time within the 12-month period before the Insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the Insured's heirs (e.g., the Insured's estate or any individual who is the designated beneficiary of the Insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

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LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the Face Amount and the Cash Surrender Value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance Policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The Policy Owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a Policy Owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which

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are dependent on the recipient's particular circumstances. Subject to state variations, a Policy Owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the Policy. Receipt of an accelerated benefit payable monthly may be treated differently than if You receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a Policy Owner other than the Insured if the Policy Owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the Policy Owner or by reason of the Insured being financially interested in any trade or business carried on by the Policy Owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one Policy Owner. Where the owner and Insured are not the same (e.g., when a Policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance Policy or Policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if Your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to Your Policy. Any amount You receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance Policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance Policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the Policy Owner. The Policy Owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine Your tax obligation.

LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Policy to government regulators.

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ILLUSTRATIONS OF POLICY BENEFITS

In order to help You understand how Your Policy values would vary over time under different sets of assumptions, we will provide You with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the Insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that You request. You can request such personalized illustrations at any time from Your financial professional. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2012 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call Your financial professional or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999]

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GLOSSARY OF SPECIAL TERMS

1035 PREMIUM: Premium received as a result of an exchange of an existing insurance Policy for a new insurance Policy that qualifies for favorable tax treatment under section 1035 of the Internal Revenue Code.

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

BENEFIT NET AMOUNT AT RISK: the Benefit amount at risk equals the Policy death benefit plus any joint term insurance amount multiplied by the LifeAccess Specified Percentage minus the Policy Account Value.

BENEFIT PERCENTAGE: the percentage of the Eligible Amount used to calculate the Benefit. This percentage is selected by You when the Benefit is applied for and cannot be greater than 100%. The benefit percentage is set at issue.

BENEFIT PERIOD: a period of time not to exceed twelve consecutive months. Such Period begins on the later of: (a) the date We approve a request for an Accelerated Benefit, or (b) the date all Conditions for Eligibility of Benefit Payments have been satisfied, and ends on the earlier of: (c) the end of twelve consecutive months, or (d) the date benefit payments end as described under the When Benefit Payments End provision.

BINDING PREMIUM RECEIPT: an interim agreement between the Primary Insured and the Company for immediate life insurance coverage. Under this receipt, the Company agrees to provide life insurance coverage provided the Primary Insured meets all of the Conditions for Coverage under Issue First(R).

Cash Surrender Value: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COGNITIVE IMPAIRMENT: the deterioration or loss of the Insured's intellectual capacity which is confirmed by a Licensed Health Care Practitioner and measured by clinical evidence and standardized tests that reliably measure the Insured's impairment in: short or long term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues Your Policy appears on the Policy and is determined primarily by the state where You purchased the Policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.


The Designated Address for sending premium payments is The Prudential Insurance Company of America, as administrator for The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Prudential Insurance Company of America, as administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.



The Designated Address for sending all other Policy holder transactions is to our Individual Life Operations Center at The Prudential Insurance Company of America, as administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


Face Amount: an amount we use to determine the Death Benefit. On the Policy date, the Face Amount equals the initial Face Amount shown in Your Policy. Thereafter, it may change under the terms of the Policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

DIMINISHED LIFE EXPECTANCY: a Physician has certified that the Specified Insured has an illness or medical condition that is reasonably expected to result in the death of the Specified Insured within 12 months or less from the date of the certification.

ELIGIBLE AMOUNT: is the current Face Amount of the Policy and any term insurance Rider covering the Specified Insured attached to the Policy that is not within two years of expiry.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the Policy, plus any interest due or accrued minus any loan repayments.

Insured: the person on whose life the Policy is issued.

LICENSED HEALTH CARE PRACTITIONER: any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of Treasury. The Licensed Health Care Practitioner:
(1) must be acting within the scope of his or her license in the state of licensure when providing Written Certification or Written Re-Certification required by this Rider; and (2) may not be You, the Insured, or Your or the Insured's immediate family. LICENSED HEALTH CARE PRACTITIONERS THAT

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PROVIDE DIAGNOSIS AND TREATMENTS TO INSURED, MUST RESIDE INSIDE THE UNITED
STATES.


LIFETIME BENEFIT AMOUNT: the maximum amount that may be accelerated during the lifetime of the Insured and while the Rider remains in effect. The Lifetime Benefit Amount is equal to: (1) the Eligible Amount; times (2) the LifeAccess Specified Percentage. Where: (A) ELIGIBLE AMOUNT on the Policy Date equals the initial Face Amount plus any term insurance amount covering the Insured under the Policy; thereafter Eligible Amount equals current Death Benefit plus any term insurance amount covering the Insured under the Policy; and (B) LIFEACCESS SPECIFIED PERCENTAGE equals 100% of the Eligible Amount, unless You have elected Death Benefit Option A at the time of application for the LifeAccess Accelerated Death Benefit Rider, in which case You may select a percentage at that time, such percentage not to exceed 100% or result in a Lifetime Benefit Amount of less than Our minimum rules then in effect. The LifeAccess Specified Percentage is shown in the Additional Benefits and Rider section of the Policy Specifications and will remain fixed for the life of the Rider. Acceleration of benefits will reduce the Lifetime Benefit Amount in accordance with the Impact of Rider Benefits on Policy and Rider provision. In addition, transactions made under the Policy, such as Face Amount Increases and Decreases and Loans, will impact the Eligible Amount in the same manner that such transactions impact the Policy's Death Benefit.


LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MODAL PREMIUM: subsequent premium payments paid to a Policy in a mode more frequent than annual payments, such as monthly or quarterly payments.

MONTHLY ACTIVITY DATE: the Policy date and the same date in each succeeding month as the Policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the Policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

NO-LAPSE GUARANTEE: A Policy feature or rider that guarantees Your Policy will not lapse regardless of Account Value as long as You meet the requirements of the guarantee.

PHYSICIAN: a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the State in which he performs such function or action. For purposes of this definition, a "State" means each of the United States of America, the District of Columbia and the Commonwealth of Puerto Rico. The physician may not be the Specified Insured, a member of the Specified Insured's immediate family or the Owner of the Policy.

PLAN OF CARE: a written plan for care designed especially for the Insured by a Licensed Health Care Practitioner specifying the Services needed by the Chronically Ill Insured.

POLICY: A legal contract between the Owner and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company that provides a death benefit payable to the beneficiary upon death of the Insured in accordance with the Policy.

POLICY OWNER: The Owner or entity named as such in the application whom has all the rights stated in this Policy while the Insured is living.

PRIMARY Insured: "Proposed Insured 1" named in the Application or "Proposed Insured 1" and "Proposed Insured 2" named in the Application for a survivorship Policy.

PROOF OF DIMINISHED LIFE EXPECTANCY: You must supply Proof of Diminished Life Expectancy, without expense to Us, with each request for an accelerated payment of the death benefit. Proof must include, but is not limited to, a statement by a Physician attesting to the Specified Insured's life expectancy, and must be in Writing and satisfactory to Us.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the Policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SUBSTANTIAL ASSISTANCE: stand-by or hands-on assistance from another person without which the Insured receiving such assistance would be unable to perform the Activity for Daily Living. Stand-by assistance means the presence of another person within arm's reach of the Insured that is necessary to prevent, by physical intervention, injury to the Insured while he/she is performing the Activity for Daily Living. Hands-on assistance means the direct physical assistance of another person.

Surrender Charge: a charge that may be assessed if You surrender Your Policy or the Face Amount is decreased.

UNDERLYING FUND: The mutual funds that the Sub-Accounts invest in. The Underlying funds are offered exclusively as investment options in variable insurance products issued by life insurance companies. They are not offered or made available directly to the public. These portfolios may contain different investments than the similarly named mutual funds offered by the money manager; therefore, investment results may differ. Fund holdings and investment strategies are subject to change. Investments in some funds may involve certain risks and may not be appropriate for all investors.

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VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

WRITTEN CERTIFICATION: written documentation obtained by You, at Your or the Insured's expense, from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill as defined herein and specifying that Services are likely to be needed for the rest of the Insured's Life. Such Written Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.

WRITTEN RE-CERTIFICATION: Written Certification that We will require from You at least annually prior to the start of each Benefit Period following the initial Benefit Period in order for You to be eligible for an Accelerated Benefit payment in such subsequent Benefit Period, provided all other Conditions for Eligibility for Benefit Payments are met. Such Written Re-Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.

YOU, YOUR: the owner of the Policy.

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the Insured's characteristics. The illustrations show how the death benefit, Cash Surrender Value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Subaccounts. The Policy values would also differ if a Policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.


The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of Underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the Underlying Fund charges) of -0.845%, 5.155%, and 11.155%, respectively.


Where required by law or upon request, the Company, through its agent, will provide You a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what You request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

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                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                       HARTFORD LEADERS VUL LIBERTY 2012
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $801,000 FACE AMOUNT
                ISSUE AGE: 39 FEMALE PREFERRED PLUS NON-NICOTINE
                      $20,800 PLANNED PREMIUM FOR 20 YEARS
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



             TOTAL
            PREMIUMS
            WITH 5%                     DEATH BENEFIT
  YEAR      INTEREST        0%               6%               12%
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   1           $21,840    $818,144          $819,241          $820,339
   2           $44,772    $834,622          $837,874          $841,259
   3           $68,851    $850,797          $857,280          $864,300
   4           $94,133    $866,651          $877,471          $889,659
   5          $120,680    $882,193          $898,488          $917,584
   6          $148,554    $900,555          $923,619          $951,718
   7          $177,821    $918,601          $949,842          $989,381
   8          $208,553    $936,330          $977,192        $1,030,935
   9          $240,820    $953,747        $1,005,723        $1,076,791
   10         $274,701    $970,856        $1,035,486        $1,127,397
   15         $471,276  $1,058,736        $1,218,674        $2,019,612
   20         $722,160  $1,140,641        $1,627,407        $3,264,458
   25         $921,680  $1,117,151        $1,791,747        $4,745,026
   30       $1,176,323  $1,089,521        $1,981,476        $6,927,695
   35       $1,501,320  $1,052,097        $2,198,411       $10,146,843
   40       $1,916,107    $995,194        $2,444,217       $14,892,612
   45       $2,445,492    $897,142        $2,780,213       $21,878,362
   50       $3,121,136          $0        $3,176,358       $32,390,528
   55       $3,983,448          $0        $3,588,594       $48,175,353
   60       $5,084,001          $0        $3,977,007       $71,027,351
   65       $6,488,617          $0        $4,759,901      $112,769,370
   70       $8,281,302          $0        $5,849,032      $190,134,775
   75      $10,569,274          $0        $7,209,947      $319,391,255
   80      $13,489,369          $0        $8,929,732      $535,931,061
   81      $14,163,838          $0        $9,325,849      $594,382,666


                          ACCOUNT VALUE
  YEAR        0%              6%               12%
--------  ---------------------------------------------
   1         $17,144          $18,241           $19,339
   2         $33,622          $36,874           $40,259
   3         $49,797          $56,280           $63,300
   4         $65,651          $76,471           $88,659
   5         $81,193          $97,488          $116,584
   6         $99,555         $122,619          $150,718
   7        $117,601         $148,842          $188,381
   8        $135,330         $176,192          $229,935
   9        $152,747         $204,723          $275,791
   10       $169,856         $234,486          $326,397
   15       $257,736         $415,510          $688,592
   20       $339,641         $645,036        $1,293,893
   25       $316,151         $817,559        $2,165,116
   30       $288,521       $1,033,149        $3,612,126
   35       $251,097       $1,297,665        $5,989,418
   40       $194,194       $1,615,101        $9,840,809
   45        $96,142       $1,979,213       $15,968,981
   50             $0       $2,375,358       $25,648,867
   55             $0       $2,787,594       $41,034,436
   60             $0       $3,176,007       $66,228,800
   65             $0       $3,958,901      $111,652,842
   70             $0       $5,048,032      $188,252,252
   75             $0       $6,408,947      $316,228,965
   80             $0       $8,128,732      $530,624,812
   81             $0       $8,524,849      $588,497,690


                      CASH SURRENDER VALUE
  YEAR        0%               6%              12%
--------  ---------------------------------------------
   1          $11,329         $12,426           $13,524
   2          $28,071         $31,323           $34,708
   3          $44,511         $50,994           $58,013
   4          $62,214         $73,035           $85,223
   5          $78,325         $94,620          $113,716
   6          $97,264        $120,328          $148,427
   7         $115,879        $147,119          $186,658
   8         $134,184        $175,047          $228,789
   9         $152,171        $204,147          $275,214
   10        $169,856        $234,486          $326,397
   15        $257,736        $415,510          $688,592
   20        $339,641        $645,036        $1,293,893
   25        $316,151        $817,559        $2,165,116
   30        $288,521      $1,033,149        $3,612,126
   35        $251,097      $1,297,665        $5,989,418
   40        $194,194      $1,615,101        $9,840,809
   45         $96,142      $1,979,213       $15,968,981
   50              $0      $2,375,358       $25,648,867
   55              $0      $2,787,594       $41,034,436
   60              $0      $3,176,007       $66,228,800
   65              $0      $3,958,901      $111,652,842
   70              $0      $5,048,032      $188,252,252
   75              $0      $6,408,947      $316,228,965
   80              $0      $8,128,732      $530,624,812
   81              $0      $8,524,849      $588,497,690



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

64

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                       HARTFORD LEADERS VUL LIBERTY 2012
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $801,000 FACE AMOUNT
                ISSUE AGE: 39 FEMALE PREFERRED PLUS NON-NICOTINE
                      $20,800 PLANNED PREMIUM FOR 20 YEARS
                         (BASED ON GUARANTEED CHARGES)



             TOTAL
           PREMIUMS
            WITH 5%                    DEATH BENEFIT
  YEAR     INTEREST        0%               6%               12%
---------------------------------------------------------------------
   1          $21,840    $817,807         $818,884           $819,963
   2          $44,772    $833,475         $836,651           $839,958
   3          $68,851    $848,846         $855,146           $861,972
   4          $94,133    $863,909         $874,387           $886,199
   5         $120,680    $878,660         $894,399           $912,860
   6         $148,554    $894,972         $917,143           $944,198
   7         $177,821    $910,922         $940,781           $978,679
   8         $208,553    $926,491         $965,329         $1,016,606
   9         $240,820    $941,654         $990,795         $1,058,304
   10        $274,701    $956,407       $1,017,211         $1,104,159
   15        $471,276  $1,025,645       $1,168,106         $1,801,102
   20        $722,160  $1,082,029       $1,380,494         $2,778,474
   25        $921,680  $1,032,250       $1,455,610         $3,817,514
   30      $1,176,323    $968,589       $1,573,061         $5,239,571
   35      $1,501,320    $881,640       $1,691,530         $7,182,810
   40      $1,916,107          $0       $1,790,721         $9,825,349
   45      $2,445,492          $0       $1,828,412        $13,397,648
   50      $3,121,136          $0       $1,717,486        $18,187,208
   55      $3,983,448          $0       $1,341,168        $24,542,522
   60      $5,084,001          $0               $0        $32,853,872
   65      $6,488,617          $0               $0        $50,112,833
   70      $8,281,302          $0               $0        $80,465,610
   75     $10,569,274          $0               $0       $128,867,090
   80     $13,489,369          $0               $0       $205,417,075
   81     $14,163,838          $0               $0       $225,494,278


                          ACCOUNT VALUE
  YEAR       0%               6%               12%
--------  ---------------------------------------------
   1        $16,807          $17,884            $18,963
   2        $32,475          $35,651            $38,958
   3        $47,846          $54,146            $60,972
   4        $62,909          $73,387            $85,199
   5        $77,660          $93,399           $111,860
   6        $93,972         $116,143           $143,198
   7       $109,922         $139,781           $177,679
   8       $125,491         $164,329           $215,606
   9       $140,654         $189,795           $257,304
   10      $155,407         $216,211           $303,159
   15      $224,645         $367,106           $614,091
   20      $281,029         $547,170         $1,101,270
   25      $231,250         $654,610         $1,741,900
   30      $167,589         $772,061         $2,731,932
   35       $80,640         $890,530         $4,239,826
   40            $0         $989,721         $6,492,439
   45            $0       $1,027,412         $9,778,922
   50            $0         $916,486        $14,401,781
   55            $0         $540,168        $20,904,643
   60            $0               $0        $30,634,291
   65            $0               $0        $49,311,833
   70            $0               $0        $79,664,610
   75            $0               $0       $127,591,178
   80            $0               $0       $203,383,242
   81            $0               $0       $223,261,661


                      CASH SURRENDER VALUE
  YEAR       0%               6%               12%
--------  ---------------------------------------------
   1        $10,992          $12,069            $13,148
   2        $26,924          $30,100            $33,407
   3        $42,559          $48,860            $55,685
   4        $59,472          $69,951            $81,762
   5        $74,793          $90,531           $108,993
   6        $91,681         $113,852           $140,907
   7       $108,200         $138,059           $175,957
   8       $124,346         $163,184           $214,461
   9       $140,077         $189,218           $256,727
   10      $155,407         $216,211           $303,159
   15      $224,645         $367,106           $614,091
   20      $281,029         $547,170         $1,101,270
   25      $231,250         $654,610         $1,741,900
   30      $167,589         $772,061         $2,731,932
   35       $80,640         $890,530         $4,239,826
   40            $0         $989,721         $6,492,439
   45            $0       $1,027,412         $9,778,922
   50            $0         $916,486        $14,401,781
   55            $0         $540,168        $20,904,643
   60            $0               $0        $30,634,291
   65            $0               $0        $49,311,833
   70            $0               $0        $79,664,610
   75            $0               $0       $127,591,178
   80            $0               $0       $203,383,242
   81            $0               $0       $223,261,661



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                       HARTFORD LEADERS VUL LIBERTY 2012
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $328,000 FACE AMOUNT
                   ISSUE AGE: 25 FEMALE STANDARD NON-NICOTINE
                      $5,000 PLANNED PREMIUM FOR 20 YEARS
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



                 TOTAL
                PREMIUMS
                WITH 5%                         DEATH BENEFIT
  YEAR          INTEREST           0%               6%               12%
-----------------------------------------------------------------------------
   1               $5,250        $331,590         $331,834           $332,078
   2              $10,763        $335,119         $335,832           $336,574
   3              $16,551        $338,586         $339,998           $341,529
   4              $22,628        $341,995         $344,344           $346,993
   5              $29,010        $345,346         $348,877           $353,021
   6              $35,710        $349,681         $354,686           $360,789
   7              $42,746        $353,949         $360,752           $369,364
   8              $50,133        $358,147         $367,084           $378,828
   9              $57,889        $362,276         $373,693           $389,275
   10             $66,034        $366,339         $380,594           $406,465
   15            $113,287        $387,155         $442,787           $728,047
   20            $173,596        $406,613         $581,614         $1,156,844
   25            $221,558        $401,184         $622,505         $1,636,583
   30            $282,770        $394,931         $670,478         $2,329,684
   35            $360,894        $387,370         $727,667         $3,341,136
   40            $460,603        $377,821         $793,917         $4,816,245
   45            $587,859        $365,189         $869,535         $6,968,172
   50            $750,273        $347,656         $957,057        $10,129,809
   55            $957,560              $0       $1,052,817        $14,716,068
   60          $1,222,116              $0       $1,188,624        $21,451,954
   65          $1,559,764              $0       $1,347,181        $31,589,394
   70          $1,990,698              $0       $1,500,875        $46,523,180
   75          $2,540,691              $0       $1,631,668        $67,679,913
   80          $3,242,637              $0       $1,994,505       $111,221,259
   85          $4,138,518              $0       $2,448,031       $187,199,063
   90          $5,281,914              $0       $3,014,539       $314,003,522
   95          $6,741,209              $0       $3,730,471       $526,278,306


                         ACCOUNT VALUE
  YEAR       0%              6%               12%
--------  --------------------------------------------
   1        $3,590           $3,834             $4,078
   2        $7,119           $7,832             $8,574
   3       $10,586          $11,998            $13,529
   4       $13,995          $16,344            $18,993
   5       $17,346          $20,877            $25,021
   6       $21,681          $26,686            $32,789
   7       $25,949          $32,752            $41,364
   8       $30,147          $39,084            $50,828
   9       $34,276          $45,693            $61,275
   10      $38,339          $52,594            $72,808
   15      $59,155          $94,482           $155,350
   20      $78,613         $147,573           $293,526
   25      $73,184         $186,833           $491,189
   30      $66,931         $235,948           $819,839
   35      $59,370         $297,047         $1,363,911
   40      $49,821         $372,712         $2,261,034
   45      $37,189         $465,575         $3,730,969
   50      $19,656         $578,896         $6,127,221
   55           $0         $711,395         $9,943,733
   60           $0         $860,624        $15,950,120
   65           $0       $1,019,181        $25,388,165
   70           $0       $1,172,875        $40,268,274
   75           $0       $1,303,668        $65,164,203
   80           $0       $1,666,505       $110,120,058
   85           $0       $2,120,031       $185,345,607
   90           $0       $2,686,539       $310,894,577
   95           $0       $3,402,471       $521,067,629


                      CASH SURRENDER VALUE
  YEAR       0%              6%               12%
--------  --------------------------------------------
   1        $1,622           $1,866             $2,110
   2        $5,292           $6,005             $6,747
   3        $8,900          $10,312            $11,843
   4       $12,450          $14,799            $17,448
   5       $15,942          $19,473            $23,617
   6       $20,418          $25,424            $31,526
   7       $24,827          $31,630            $40,242
   8       $29,166          $38,103            $49,848
   9       $33,437          $44,854            $60,435
   10      $38,339          $52,594            $72,808
   15      $59,155          $94,482           $155,350
   20      $78,613         $147,573           $293,526
   25      $73,184         $186,833           $491,189
   30      $66,931         $235,948           $819,839
   35      $59,370         $297,047         $1,363,911
   40      $49,821         $372,712         $2,261,034
   45      $37,189         $465,575         $3,730,969
   50      $19,656         $578,896         $6,127,221
   55           $0         $711,395         $9,943,733
   60           $0         $860,624        $15,950,120
   65           $0       $1,019,181        $25,388,165
   70           $0       $1,172,875        $40,268,274
   75           $0       $1,303,668        $65,164,203
   80           $0       $1,666,505       $110,120,058
   85           $0       $2,120,031       $185,345,607
   90           $0       $2,686,539       $310,894,577
   95           $0       $3,402,471       $521,067,629



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

66

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                       HARTFORD LEADERS VUL LIBERTY 2012
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $328,000 FACE AMOUNT
                   ISSUE AGE: 25 FEMALE STANDARD NON-NICOTINE
                      $5,000 PLANNED PREMIUM FOR 20 YEARS
                         (BASED ON GUARANTEED CHARGES)



                 TOTAL
                PREMIUMS
                WITH 5%                        DEATH BENEFIT
  YEAR          INTEREST           0%              6%               12%
----------------------------------------------------------------------------
   1               $5,250        $331,488        $331,726           $331,965
   2              $10,763        $334,803        $335,494           $336,216
   3              $16,551        $338,055        $339,418           $340,896
   4              $22,628        $341,250        $343,506           $346,054
   5              $29,010        $344,387        $347,768           $351,740
   6              $35,710        $348,268        $353,036           $358,860
   7              $42,746        $352,075        $358,523           $366,706
   8              $50,133        $355,812        $364,242           $375,357
   9              $57,889        $359,478        $370,201           $384,894
   10             $66,034        $363,069        $376,405           $395,405
   15            $113,287        $380,443        $412,393           $653,818
   20            $173,596        $396,141        $507,863         $1,010,377
   25            $221,558        $388,245        $527,260         $1,387,650
   30            $282,770        $378,320        $547,544         $1,906,193
   35            $360,894        $365,072        $568,783         $2,618,930
   40            $460,603        $347,361        $604,679         $3,596,197
   45            $587,859              $0        $652,686         $4,936,767
   50            $750,273              $0        $699,674         $6,765,745
   55            $957,560              $0        $736,262         $9,251,257
   60          $1,222,116              $0        $741,584        $12,612,332
   65          $1,559,764              $0        $675,958        $17,107,658
   70          $1,990,698              $0        $489,772        $23,076,247
   75          $2,540,691              $0              $0        $30,963,799
   80          $3,242,637              $0              $0        $49,482,668
   85          $4,138,518              $0              $0        $80,328,193
   90          $5,281,914              $0              $0       $128,350,671
   95          $6,741,209              $0              $0       $204,593,888


                         ACCOUNT VALUE
  YEAR       0%             6%               12%
--------  -------------------------------------------
   1        $3,488          $3,726             $3,965
   2        $6,803          $7,494             $8,216
   3       $10,055         $11,418            $12,896
   4       $13,250         $15,506            $18,054
   5       $16,387         $19,768            $23,740
   6       $20,268         $25,036            $30,860
   7       $24,075         $30,523            $38,706
   8       $27,812         $36,242            $47,357
   9       $31,478         $42,201            $56,894
   10      $35,069         $48,405            $67,405
   15      $52,443         $84,393           $139,511
   20      $68,141        $128,860           $256,363
   25      $60,245        $158,247           $416,477
   30      $50,320        $192,686           $670,809
   35      $37,072        $232,187         $1,069,094
   40      $19,361        $276,679         $1,688,270
   45           $0        $324,686         $2,643,294
   50           $0        $371,674         $4,092,398
   55           $0        $408,262         $6,251,128
   60           $0        $413,584         $9,377,617
   65           $0        $347,958        $13,749,300
   70           $0        $161,772        $19,973,713
   75           $0              $0        $29,812,853
   80           $0              $0        $48,992,741
   85           $0              $0        $79,532,864
   90           $0              $0       $127,079,872
   95           $0              $0       $202,568,206


                     CASH SURRENDER VALUE
  YEAR       0%             6%               12%
--------  -------------------------------------------
   1        $1,520          $1,758             $1,997
   2        $4,976          $5,667             $6,389
   3        $8,369          $9,732            $11,210
   4       $11,705         $13,961            $16,509
   5       $14,983         $18,364            $22,336
   6       $19,005         $23,773            $29,597
   7       $22,953         $29,401            $37,585
   8       $26,832         $35,262            $46,377
   9       $30,638         $41,361            $56,054
   10      $35,069         $48,405            $67,405
   15      $52,443         $84,393           $139,511
   20      $68,141        $128,860           $256,363
   25      $60,245        $158,247           $416,477
   30      $50,320        $192,686           $670,809
   35      $37,072        $232,187         $1,069,094
   40      $19,361        $276,679         $1,688,270
   45           $0        $324,686         $2,643,294
   50           $0        $371,674         $4,092,398
   55           $0        $408,262         $6,251,128
   60           $0        $413,584         $9,377,617
   65           $0        $347,958        $13,749,300
   70           $0        $161,772        $19,973,713
   75           $0              $0        $29,812,853
   80           $0              $0        $48,992,741
   85           $0              $0        $79,532,864
   90           $0              $0       $127,079,872
   95           $0              $0       $202,568,206



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting Your state insurance department.

811-07271

811-07273

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL LIBERTY 2012
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2013



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2013

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE INSURANCE COMPANY                                            3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies. Prudential is a New Jersey domiciled life insurance company with offices located in Newark, New Jersey. Prudential's mailing address is 213 Washington Street, Newark, NJ 07102. Prudential is ultimately controlled by Prudential Financial, Inc.


HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2012: $2,784,499; 2011:
$3,031,957; and 2010: $1,039,771. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain

4                                            HARTFORD LIFE INSURANCE COMPANY

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other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a Policy You must submit an application to us. Within limits, You may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the Policy application. Policies generally will be issued only on the lives of Insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from Your Policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on Your age, gender, Face Amount, underwriting class, premiums, Policy duration, and account value. All of these Policy charges will have a significant impact on Your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on Your policy's performance, You should obtain a personalized illustration based on historical Fund performance from Your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE INSURANCE COMPANY                                            5

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FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2012 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account VL II as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

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                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO           VALUE PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,486                    38,139                     11,070
                                               ==========                 =========                 ==========
  Cost                                            $13,122                  $838,657                   $167,307
                                               ==========                 =========                 ==========
  Market value                                    $17,848                  $489,701                   $194,607
 Due from Sponsor Company                              72                        59                         --
 Receivable from fund shares sold                      --                        --                         --
 Other assets                                          --                        --                         --
                                               ----------                 ---------                 ----------
 Total assets                                      17,920                   489,760                    194,607
                                               ----------                 ---------                 ----------
LIABILITIES:
 Due to Sponsor Company                                --                        --                         --
 Payable for fund shares purchased                     72                        59                         --
 Other liabilities                                     --                         1                         --
                                               ----------                 ---------                 ----------
 Total liabilities                                     72                        60                         --
                                               ----------                 ---------                 ----------
NET ASSETS:
 For contract liabilities                         $17,848                  $489,700                   $194,607
                                               ==========                 =========                 ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      1,590                    62,535                     13,291
 Minimum unit fair value #*                    $11.222162                 $7.830881                 $14.642002
 Maximum unit fair value #*                    $11.222162                 $7.830881                 $14.642002
 Contract liability                               $17,848                  $489,700                   $194,607

                                          ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                              INTERNATIONAL                CORE
                                            GROWTH PORTFOLIO           EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  7,787                      796
                                                =========               ==========
  Cost                                           $162,801                  $21,500
                                                =========               ==========
  Market value                                   $132,066                  $24,003
 Due from Sponsor Company                              --                       --
 Receivable from fund shares sold                      --                       --
 Other assets                                          --                       --
                                                ---------               ----------
 Total assets                                     132,066                   24,003
                                                ---------               ----------
LIABILITIES:
 Due to Sponsor Company                                --                       --
 Payable for fund shares purchased                     --                       --
 Other liabilities                                     --                       --
                                                ---------               ----------
 Total liabilities                                     --                       --
                                                ---------               ----------
NET ASSETS:
 For contract liabilities                        $132,066                  $24,003
                                                =========               ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     14,537                    1,369
 Minimum unit fair value #*                     $9.085135               $17.528629
 Maximum unit fair value #*                     $9.085135               $17.528629
 Contract liability                              $132,066                  $24,003

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

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                                            INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE           SMALL CAP
                                            GROWTH FUND           EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               16,260                36,546                27,197
                                             ==========            ==========            ==========
  Cost                                         $419,595              $462,441              $386,977
                                             ==========            ==========            ==========
  Market value                                 $488,287              $464,496              $508,312
 Due from Sponsor Company                            59                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   488,346               464,496               508,312
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   59                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   59                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $488,287              $464,496              $508,312
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   45,713                24,757                32,570
 Minimum unit fair value #*                  $10.681661            $18.762126            $15.606747
 Maximum unit fair value #*                  $10.681661            $18.762126            $15.606747
 Contract liability                            $488,287              $464,496              $508,312

                                                                  INVESCO V.I.
                                            INVESCO V.I.         BALANCED RISK
                                               GLOBAL              ALLOCATION
                                          REAL ESTATE FUND            FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,557                11,863
                                             ==========            ==========
  Cost                                          $20,989              $138,803
                                             ==========            ==========
  Market value                                  $24,090              $150,062
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    24,090               150,062
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $24,090              $150,062
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,424                12,190
 Minimum unit fair value #*                  $16.918723            $12.310062
 Maximum unit fair value #*                  $16.918723            $12.310062
 Contract liability                             $24,090              $150,062

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

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                                                                                           AMERICAN FUNDS
                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS            GLOBAL
                                              REAL ESTATE                GLOBAL              GROWTH AND
                                          INVESTMENT PORTFOLIO         BOND FUND            INCOME FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,762                   8,398                10,827
                                               ==========              ==========            ==========
  Cost                                            $21,740                 $97,737               $88,341
                                               ==========              ==========            ==========
  Market value                                    $21,644                $103,038              $114,120
 Due from Sponsor Company                              --                      --                    --
 Receivable from fund shares sold                      --                      --                    --
 Other assets                                          --                      --                    --
                                               ----------              ----------            ----------
 Total assets                                      21,644                 103,038               114,120
                                               ----------              ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                      --                    --
 Payable for fund shares purchased                     --                      --                    --
 Other liabilities                                     --                      --                    --
                                               ----------              ----------            ----------
 Total liabilities                                     --                      --                    --
                                               ----------              ----------            ----------
NET ASSETS:
 For contract liabilities                         $21,644                $103,038              $114,120
                                               ==========              ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        970                   8,079                10,640
 Minimum unit fair value #*                    $22.307313              $12.753310            $10.725138
 Maximum unit fair value #*                    $22.307313              $12.753310            $10.725138
 Contract liability                               $21,644                $103,038              $114,120

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS          BLUE CHIP
                                               ASSET               INCOME AND
                                          ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              475,902               146,653
                                             ==========            ==========
  Cost                                       $7,400,253            $1,347,984
                                             ==========            ==========
  Market value                               $8,713,757            $1,462,135
 Due from Sponsor Company                            72                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 8,713,829             1,462,135
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   72                    --
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                   73                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $8,713,756            $1,462,135
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  471,276                86,811
 Minimum unit fair value #*                  $18.489702            $16.842764
 Maximum unit fair value #*                  $18.489702            $16.842764
 Contract liability                          $8,713,756            $1,462,135

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

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                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL              AMERICAN FUNDS
                                             BOND FUND             GROWTH FUND            GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              291,449                108,778                 177,479
                                             ==========            ===========            ============
  Cost                                       $3,145,086             $1,697,496              $8,478,086
                                             ==========            ===========            ============
  Market value                               $3,255,490             $2,549,759             $10,728,591
 Due from Sponsor Company                           215                     17                     366
 Receivable from fund shares sold                    --                     --                      --
 Other assets                                        --                     --                       2
                                             ----------            -----------            ------------
 Total assets                                 3,255,705              2,549,776              10,728,959
                                             ----------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                              --                     --                      --
 Payable for fund shares purchased                  215                     17                     366
 Other liabilities                                   --                     --                      --
                                             ----------            -----------            ------------
 Total liabilities                                  215                     17                     366
                                             ----------            -----------            ------------
NET ASSETS:
 For contract liabilities                    $3,255,490             $2,549,759             $10,728,593
                                             ==========            ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  218,712              1,356,739               7,739,408
 Minimum unit fair value #*                  $14.884837              $1.879328               $1.386229
 Maximum unit fair value #*                  $14.884837              $1.879328               $1.386229
 Contract liability                          $3,255,490             $2,549,759             $10,728,593


                                             AMERICAN FUNDS            AMERICAN FUNDS
                                           GROWTH-INCOME FUND        INTERNATIONAL FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 218,011                  303,459
                                               ===========               ==========
  Cost                                          $6,846,491               $5,415,228
                                               ===========               ==========
  Market value                                  $8,336,732               $5,346,948
 Due from Sponsor Company                              210                      394
 Receivable from fund shares sold                       --                       --
 Other assets                                           --                        1
                                               -----------               ----------
 Total assets                                    8,336,942                5,347,343
                                               -----------               ----------
LIABILITIES:
 Due to Sponsor Company                                 --                       --
 Payable for fund shares purchased                     210                      394
 Other liabilities                                       1                       --
                                               -----------               ----------
 Total liabilities                                     211                      394
                                               -----------               ----------
NET ASSETS:
 For contract liabilities                       $8,336,731               $5,346,949
                                               ===========               ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   5,187,312                  228,371
 Minimum unit fair value #*                      $1.607139               $23.413424
 Maximum unit fair value #*                      $1.607139               $23.413424
 Contract liability                             $8,336,731               $5,346,949

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

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                                                                  AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                           NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               75,481                174,180                21,037
                                             ==========             ==========             =========
  Cost                                       $1,326,585             $2,849,221              $339,712
                                             ==========             ==========             =========
  Market value                               $1,717,180             $3,459,206              $319,136
 Due from Sponsor Company                            12                    210                    --
 Receivable from fund shares sold                    --                     --                    --
 Other assets                                        --                      1                    --
                                             ----------             ----------             ---------
 Total assets                                 1,717,192              3,459,417               319,136
                                             ----------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                              --                     --                    --
 Payable for fund shares purchased                   12                    210                    --
 Other liabilities                                   --                     --                    --
                                             ----------             ----------             ---------
 Total liabilities                                   12                    210                    --
                                             ----------             ----------             ---------
NET ASSETS:
 For contract liabilities                    $1,717,180             $3,459,207              $319,136
                                             ==========             ==========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   53,333              1,597,938               105,450
 Minimum unit fair value #*                  $32.197536              $2.164794             $3.026411
 Maximum unit fair value #*                  $32.197536              $2.164794             $3.026411
 Contract liability                          $1,717,180             $3,459,207              $319,136

                                            FIDELITY VIP          FIDELITY VIP
                                           EQUITY-INCOME             GROWTH
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              358,483                   478
                                             ==========            ==========
  Cost                                       $7,971,908               $14,868
                                             ==========            ==========
  Market value                               $7,147,429               $19,911
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 7,147,429                19,911
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,147,429               $19,911
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                2,086,737                 1,854
 Minimum unit fair value #*                   $3.409746            $10.736965
 Maximum unit fair value #*                  $12.688792            $10.736965
 Contract liability                          $7,147,429               $19,911

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND            OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               76,356               35,848                66,065
                                             ==========            =========            ==========
  Cost                                       $2,026,478             $671,343            $2,040,030
                                             ==========            =========            ==========
  Market value                               $1,985,255             $576,790            $1,980,631
 Due from Sponsor Company                           456                   --                    73
 Receivable from fund shares sold                    --                   --                    --
 Other assets                                        --                   --                    --
                                             ----------            ---------            ----------
 Total assets                                 1,985,711              576,790             1,980,704
                                             ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                    --
 Payable for fund shares purchased                  456                   --                    73
 Other liabilities                                    1                   --                    --
                                             ----------            ---------            ----------
 Total liabilities                                  457                   --                    73
                                             ----------            ---------            ----------
NET ASSETS:
 For contract liabilities                    $1,985,254             $576,790            $1,980,631
                                             ==========            =========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  138,624              240,713               129,660
 Minimum unit fair value #*                  $14.321191            $2.396177            $15.275636
 Maximum unit fair value #*                  $14.321191            $2.396177            $15.275636
 Contract liability                          $1,985,254             $576,790            $1,980,631

                                                                  FIDELITY VIP
                                            FIDELITY VIP        DYNAMIC CAPITAL
                                          VALUE STRATEGIES        APPRECIATION
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,412                   131
                                             ==========            ==========
  Cost                                          $12,474                $1,274
                                             ==========            ==========
  Market value                                  $26,963                $1,286
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    26,963                 1,286
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $26,963                $1,286
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,173                   104
 Minimum unit fair value #*                  $12.406724            $12.324435
 Maximum unit fair value #*                  $12.406724            $12.324435
 Contract liability                             $26,963                $1,286

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                            FREEDOM 2010          FREEDOM 2020          FREEDOM 2030
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  471                17,361                33,438
                                             ==========            ==========            ==========
  Cost                                           $4,988              $150,122              $235,357
                                             ==========            ==========            ==========
  Market value                                   $5,229              $193,748              $362,136
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                     5,229               193,748               362,136
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                        $5,229              $193,748              $362,136
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      432                16,467                31,731
 Minimum unit fair value #*                  $12.106372            $11.766118            $11.412628
 Maximum unit fair value #*                  $12.106372            $11.766118            $11.412628
 Contract liability                              $5,229              $193,748              $362,136

                                                                    FRANKLIN
                                            FIDELITY VIP             RISING
                                          STRATEGIC INCOME         DIVIDENDS
                                             PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,054                 3,356
                                             ==========            ==========
  Cost                                          $23,698               $64,182
                                             ==========            ==========
  Market value                                  $24,053               $72,633
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    24,053                72,633
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $24,053               $72,633
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,728                 4,542
 Minimum unit fair value #*                  $13.916517            $15.991465
 Maximum unit fair value #*                  $13.916517            $15.991465
 Contract liability                             $24,053               $72,633

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    FRANKLIN              FRANKLIN
                                              FRANKLIN           SMALL-MID CAP           SMALL CAP
                                               INCOME                GROWTH                VALUE
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               89,559                 2,118                53,548
                                             ==========            ==========            ==========
  Cost                                       $1,466,645               $40,891              $661,017
                                             ==========            ==========            ==========
  Market value                               $1,349,646               $44,560              $976,179
 Due from Sponsor Company                            47                    --                   210
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,349,693                44,560               976,389
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   47                    --                   210
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   47                    --                   210
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,349,646               $44,560              $976,179
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   91,707                 3,529                41,287
 Minimum unit fair value #*                  $14.716926            $12.626194            $23.643948
 Maximum unit fair value #*                  $14.716926            $12.626194            $23.643948
 Contract liability                          $1,349,646               $44,560              $976,179

                                              FRANKLIN
                                             STRATEGIC
                                               INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               58,094                86,308
                                             ==========            ==========
  Cost                                         $689,494            $1,502,604
                                             ==========            ==========
  Market value                                 $765,092            $1,486,230
 Due from Sponsor Company                           222                   136
 Receivable from fund shares sold                    --                    --
 Other assets                                         1                    --
                                             ----------            ----------
 Total assets                                   765,315             1,486,366
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                  222                   136
 Other liabilities                                   --                     1
                                             ----------            ----------
 Total liabilities                                  222                   137
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $765,093            $1,486,229
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   52,986                85,955
 Minimum unit fair value #*                  $14.439420            $17.290820
 Maximum unit fair value #*                  $14.439420            $17.290820
 Contract liability                            $765,093            $1,486,229

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON             TEMPLETON
                                              MARKETS               FOREIGN                GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               17,106                12,558                16,518
                                             ==========            ==========            ==========
  Cost                                         $167,646              $159,873              $184,340
                                             ==========            ==========            ==========
  Market value                                 $180,983              $180,462              $197,716
 Due from Sponsor Company                            --                   164                   146
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   180,983               180,626               197,862
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   164                   146
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                   164                   146
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $180,983              $180,462              $197,716
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   17,998                17,711                18,082
 Minimum unit fair value #*                  $10.055992            $10.189225            $10.934682
 Maximum unit fair value #*                  $10.055992            $10.189225            $10.934682
 Contract liability                            $180,983              $180,462              $197,716

                                                                    FRANKLIN
                                               MUTUAL               FLEX CAP
                                          GLOBAL DISCOVERY           GROWTH
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               67,079                   982
                                             ==========            ==========
  Cost                                       $1,388,641               $11,527
                                             ==========            ==========
  Market value                               $1,353,649               $12,969
 Due from Sponsor Company                            67                    23
 Receivable from fund shares sold                    --                    --
 Other assets                                         1                    --
                                             ----------            ----------
 Total assets                                 1,353,717                12,992
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   67                    23
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   67                    23
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,353,650               $12,969
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   97,425                 1,100
 Minimum unit fair value #*                  $13.894317            $11.785548
 Maximum unit fair value #*                  $13.894317            $11.785548
 Contract liability                          $1,353,650               $12,969

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                             TEMPLETON              HARTFORD                TOTAL
                                            GLOBAL BOND             BALANCED             RETURN BOND
                                          SECURITIES FUND           HLS FUND              HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (1)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              102,984               377,424              1,115,576
                                             ==========            ==========            ===========
  Cost                                       $1,800,027            $9,680,160            $12,643,895
                                             ==========            ==========            ===========
  Market value                               $2,005,101            $7,937,530            $13,380,208
 Due from Sponsor Company                           602                 3,510                  2,386
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                         1                    --                      3
                                             ----------            ----------            -----------
 Total assets                                 2,005,704             7,941,040             13,382,597
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                     --
 Payable for fund shares purchased                  602                 3,510                  2,386
 Other liabilities                                   --                     1                     --
                                             ----------            ----------            -----------
 Total liabilities                                  602                 3,511                  2,386
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $2,005,102            $7,937,529            $13,380,211
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  110,698             2,043,777              4,117,710
 Minimum unit fair value #*                  $18.113279             $3.883754              $3.249430
 Maximum unit fair value #*                  $18.113279             $3.883754              $3.249430
 Contract liability                          $2,005,102            $7,937,529            $13,380,211

                                              HARTFORD               HARTFORD
                                               CAPITAL               DIVIDEND
                                            APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               576,281               458,651
                                             ===========            ==========
  Cost                                       $26,379,614            $8,800,709
                                             ===========            ==========
  Market value                               $24,995,478            $9,843,364
 Due from Sponsor Company                          3,968                 3,692
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                 24,999,446             9,847,056
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                 3,968                 3,692
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total liabilities                                 3,969                 3,692
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                    $24,995,477            $9,843,364
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 3,364,540             2,036,294
 Minimum unit fair value #*                    $7.429092             $4.833961
 Maximum unit fair value #*                    $7.429092             $4.833961
 Contract liability                          $24,995,477            $9,843,364

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                              HARTFORD             HARTFORD            DISCIPLINED
                                          GLOBAL RESEARCH        GLOBAL GROWTH           EQUITY
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,078                1,063               68,060
                                             ==========            =========            =========
  Cost                                          $18,098              $15,646             $800,628
                                             ==========            =========            =========
  Market value                                  $21,939              $17,537             $928,553
 Due from Sponsor Company                            --                   --                  138
 Receivable from fund shares sold                    --                   --                   --
 Other assets                                        --                   --                   --
                                             ----------            ---------            ---------
 Total assets                                    21,939               17,537              928,691
                                             ----------            ---------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                   --                   --
 Payable for fund shares purchased                   --                   --                  138
 Other liabilities                                   --                   --                   --
                                             ----------            ---------            ---------
 Total liabilities                                   --                   --                  138
                                             ----------            ---------            ---------
NET ASSETS:
 For contract liabilities                       $21,939              $17,537             $928,553
                                             ==========            =========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,015               13,862              522,152
 Minimum unit fair value #*                  $10.795248            $1.265101            $1.778319
 Maximum unit fair value #*                  $11.038466            $1.265101            $1.778319
 Contract liability                             $21,939              $17,537             $928,553

                                                                    HARTFORD
                                              HARTFORD               GROWTH
                                               GROWTH            OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,991                39,382
                                             ==========            ==========
  Cost                                          $21,967            $1,083,984
                                             ==========            ==========
  Market value                                  $25,748            $1,177,407
 Due from Sponsor Company                            --                    98
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    25,748             1,177,505
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    98
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    98
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $25,748            $1,177,407
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,239                51,468
 Minimum unit fair value #*                  $11.498214            $22.876709
 Maximum unit fair value #*                  $11.498214            $22.876709
 Contract liability                             $25,748            $1,177,407

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                              HARTFORD              HARTFORD           INTERNATIONAL
                                             HIGH YIELD              INDEX             OPPORTUNITIES
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              117,840               322,052               447,956
                                             ==========            ==========            ==========
  Cost                                       $1,005,610            $8,785,768            $5,964,650
                                             ==========            ==========            ==========
  Market value                               $1,070,838            $9,562,010            $5,657,547
 Due from Sponsor Company                            --                    --                   544
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                     1
                                             ----------            ----------            ----------
 Total assets                                 1,070,838             9,562,010             5,658,092
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                   544
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                     1                   544
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,070,838            $9,562,009            $5,657,548
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   66,217             2,253,273             1,651,871
 Minimum unit fair value #*                  $16.171602             $4.243608             $3.424934
 Maximum unit fair value #*                  $16.171602             $4.243608             $3.424934
 Contract liability                          $1,070,838            $9,562,009            $5,657,548

                                              HARTFORD
                                           SMALL/MID CAP            HARTFORD
                                               EQUITY                MIDCAP
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  668               125,801
                                             ==========            ==========
  Cost                                           $5,480            $2,750,640
                                             ==========            ==========
  Market value                                   $5,950            $3,541,918
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     1
                                             ----------            ----------
 Total assets                                     5,950             3,541,919
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                    1                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                        $5,949            $3,541,919
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      480               735,022
 Minimum unit fair value #*                  $12.388639             $4.818794
 Maximum unit fair value #*                  $12.388639             $4.818794
 Contract liability                              $5,949            $3,541,919

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                            MIDCAP VALUE          MONEY MARKET         SMALL COMPANY
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               44,877             6,025,581               187,171
                                             ==========            ==========            ==========
  Cost                                         $531,370            $6,025,581            $2,800,460
                                             ==========            ==========            ==========
  Market value                                 $522,983            $6,025,581            $3,694,269
 Due from Sponsor Company                            --                    --                   182
 Receivable from fund shares sold                    --                36,772                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   522,983             6,062,353             3,694,451
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                36,772                    --
 Payable for fund shares purchased                   --                    --                   182
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                   --                36,772                   183
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $522,983            $6,025,581            $3,694,268
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   21,950             3,353,807             1,362,166
 Minimum unit fair value #*                  $23.826006             $1.796639             $2.712054
 Maximum unit fair value #*                  $23.826006             $1.796639             $2.712054
 Contract liability                            $522,983            $6,025,581            $3,694,268

                                              HARTFORD              HARTFORD
                                          SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  227                269,673
                                             ==========            ===========
  Cost                                           $3,985            $13,818,156
                                             ==========            ===========
  Market value                                   $5,775            $12,062,444
 Due from Sponsor Company                            --                  4,551
 Receivable from fund shares sold                    --                     --
 Other assets                                        --                     --
                                             ----------            -----------
 Total assets                                     5,775             12,066,995
                                             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --
 Payable for fund shares purchased                   --                  4,551
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total liabilities                                   --                  4,551
                                             ----------            -----------
NET ASSETS:
 For contract liabilities                        $5,775            $12,062,444
                                             ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      375              2,832,615
 Minimum unit fair value #*                  $15.383653              $4.258413
 Maximum unit fair value #*                  $15.383653              $4.258413
 Contract liability                              $5,775            $12,062,444

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD            LORD ABBETT
                                             SECURITIES              VALUE              FUNDAMENTAL
                                              HLS FUND              HLS FUND            EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              177,084               214,882                     1
                                             ==========            ==========            ==========
  Cost                                       $1,903,973            $2,178,543                    $9
                                             ==========            ==========            ==========
  Market value                               $1,904,506            $2,547,837                   $10
 Due from Sponsor Company                            --                   248                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                         1                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,904,507             2,548,085                    10
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   248                    --
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                   249                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,904,507            $2,547,836                   $10
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  164,110               201,503                     1
 Minimum unit fair value #*                  $11.348975            $11.733842            $12.470624
 Maximum unit fair value #*                  $11.619278            $13.043194            $12.470624
 Contract liability                          $1,904,507            $2,547,836                   $10

                                            LORD ABBETT
                                             CALIBRATED           LORD ABBETT
                                              DIVIDEND                BOND
                                            GROWTH FUND          DEBENTURE FUND
                                          SUB-ACCOUNT (2)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,682                35,184
                                             ==========            ==========
  Cost                                          $24,273              $400,265
                                             ==========            ==========
  Market value                                  $23,915              $429,945
 Due from Sponsor Company                            23                    98
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    23,938               430,043
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   23                    98
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   23                    98
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $23,915              $429,945
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,716                28,773
 Minimum unit fair value #*                  $13.932710            $14.942519
 Maximum unit fair value #*                  $13.932710            $14.942519
 Contract liability                             $23,915              $429,945

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(2) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                             GROWTH AND            MFS GROWTH          MFS INVESTORS
                                            INCOME FUND              SERIES             TRUST SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,621                   457                 1,214
                                             ==========            ==========            ==========
  Cost                                          $45,774               $11,546               $25,137
                                             ==========            ==========            ==========
  Market value                                  $39,854               $13,180               $27,832
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                    39,854                13,180                27,832
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                       $39,854               $13,180               $27,832
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    3,391                 1,032                 1,945
 Minimum unit fair value #*                  $11.754355            $12.771368            $14.309842
 Maximum unit fair value #*                  $11.754355            $12.771368            $14.309842
 Contract liability                             $39,854               $13,180               $27,832


                                              MFS NEW              MFS TOTAL
                                          DISCOVERY SERIES       RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                6,319               120,618
                                             ==========            ==========
  Cost                                          $95,453            $2,382,700
                                             ==========            ==========
  Market value                                  $99,331            $2,418,388
 Due from Sponsor Company                            --                    61
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    99,331             2,418,449
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    61
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    61
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $99,331            $2,418,388
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    4,290               146,982
 Minimum unit fair value #*                  $23.151428            $16.453635
 Maximum unit fair value #*                  $23.151428            $16.453635
 Contract liability                             $99,331            $2,418,388

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                        UIF MID CAP
                                             MFS VALUE            MFS RESEARCH             GROWTH
                                               SERIES             BOND SERIES            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               50,878                71,961                10,298
                                             ==========            ==========            ==========
  Cost                                         $575,310              $916,633               $89,536
                                             ==========            ==========            ==========
  Market value                                 $732,645              $970,755              $109,570
 Due from Sponsor Company                           155                    35                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   732,800               970,790               109,570
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  155                    35                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  155                    35                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $732,645              $970,755              $109,570
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   62,662                70,047                 8,846
 Minimum unit fair value #*                  $11.692087            $13.858526            $12.387060
 Maximum unit fair value #*                  $11.692087            $13.858526            $12.387060
 Contract liability                            $732,645              $970,755              $109,570

                                              INVESCO             OPPENHEIMER
                                          VAN KAMPEN V.I.           CAPITAL
                                              AMERICAN            APPRECIATION
                                             VALUE FUND             FUND/VA
                                          SUB-ACCOUNT (3)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               11,220                 3,184
                                             ==========            ==========
  Cost                                         $175,417              $124,162
                                             ==========            ==========
  Market value                                 $166,162              $142,221
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                   166,162               142,221
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $166,162              $142,221
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   13,137                11,608
 Minimum unit fair value #*                  $12.648529            $12.252275
 Maximum unit fair value #*                  $12.648529            $12.252275
 Contract liability                            $166,162              $142,221

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(3) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                        OPPENHEIMER
                                            OPPENHEIMER           OPPENHEIMER           MAIN STREET
                                         GLOBAL SECURITIES        MAIN STREET         SMALL- & MID-CAP
                                              FUND/VA               FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               10,093                 4,299                 4,409
                                             ==========            ==========            ==========
  Cost                                         $336,863               $98,875               $51,286
                                             ==========            ==========            ==========
  Market value                                 $325,498              $102,237               $88,008
 Due from Sponsor Company                            --                    --                    59
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   325,498               102,237                88,067
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    59
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    59
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $325,498              $102,237               $88,008
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   22,932                 7,803                 6,653
 Minimum unit fair value #*                  $14.194061            $13.101818            $13.228057
 Maximum unit fair value #*                  $14.194061            $13.101818            $13.228057
 Contract liability                            $325,498              $102,237               $88,008


                                            OPPENHEIMER            PUTNAM VT
                                               VALUE              DIVERSIFIED
                                              FUND/VA             INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  337                60,497
                                             ==========            ==========
  Cost                                           $3,068              $437,665
                                             ==========            ==========
  Market value                                   $3,652              $438,668
 Due from Sponsor Company                            --                   197
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                     3,652               438,865
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                   197
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                   197
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                        $3,652              $438,668
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      343                30,483
 Minimum unit fair value #*                  $10.650191            $13.593368
 Maximum unit fair value #*                  $10.650191            $28.400397
 Contract liability                              $3,652              $438,668

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            GLOBAL ASSET             GLOBAL              GROWTH AND
                                          ALLOCATION FUND         EQUITY FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               34,323               194,627               289,301
                                             ==========            ==========            ==========
  Cost                                         $567,526            $3,262,082            $7,490,167
                                             ==========            ==========            ==========
  Market value                                 $549,524            $2,345,255            $5,210,269
 Due from Sponsor Company                            --                   156                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   549,524             2,345,411             5,210,269
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   156                    --
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                   --                   156                     1
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $549,524            $2,345,255            $5,210,268
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   15,687                79,793               142,238
 Minimum unit fair value #*                  $12.348492            $29.391653            $14.962585
 Maximum unit fair value #*                  $35.209669            $29.391653            $36.716590
 Contract liability                            $549,524            $2,345,255            $5,210,268

                                             PUTNAM VT             PUTNAM VT
                                           GLOBAL HEALTH              HIGH
                                             CARE FUND             YIELD FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                7,001               301,769
                                             ==========            ==========
  Cost                                          $70,709            $3,413,900
                                             ==========            ==========
  Market value                                  $91,789            $2,139,373
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    91,789             2,139,373
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $91,789            $2,139,373
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    4,885                54,996
 Minimum unit fair value #*                  $18.791048            $21.165414
 Maximum unit fair value #*                  $18.791048            $39.207905
 Contract liability                             $91,789            $2,139,373

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                   PUTNAM VT             PUTNAM VT
                                             PUTNAM VT           INTERNATIONAL         INTERNATIONAL
                                            INCOME FUND            VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              192,264                 5,533               122,964
                                             ==========            ==========            ==========
  Cost                                       $2,398,826               $78,613            $2,068,794
                                             ==========            ==========            ==========
  Market value                               $2,353,258               $51,952            $1,408,482
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 2,353,258                51,952             1,408,482
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,353,258               $51,952            $1,408,481
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   72,653                 3,051                81,851
 Minimum unit fair value #*                  $16.678880             $8.440439            $16.633499
 Maximum unit fair value #*                  $32.470755            $17.192665            $17.234398
 Contract liability                          $2,353,258               $51,952            $1,408,481

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT
                                            GROWTH FUND          INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  814                 4,782
                                             ==========            ==========
  Cost                                          $10,528               $45,110
                                             ==========            ==========
  Market value                                  $13,484               $55,422
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    13,484                55,422
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $13,484               $55,422
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      772                 4,471
 Minimum unit fair value #*                  $17.464541            $12.397161
 Maximum unit fair value #*                  $17.464541            $12.397161
 Contract liability                             $13,484               $55,422

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                               MONEY              MULTI-CAP             SMALL CAP
                                            MARKET FUND          GROWTH FUND            VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 217               155,479                 7,581
                                             =========            ==========            ==========
  Cost                                            $217            $2,740,625              $161,583
                                             =========            ==========            ==========
  Market value                                    $217            $3,548,929              $115,915
 Due from Sponsor Company                           --                   313                    --
 Receivable from fund shares sold                   --                    --                    --
 Other assets                                       --                     1                    --
                                             ---------            ----------            ----------
 Total assets                                      217             3,549,243               115,915
                                             ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             --                    --                    --
 Payable for fund shares purchased                  --                   313                    --
 Other liabilities                                  --                    --                    --
                                             ---------            ----------            ----------
 Total liabilities                                  --                   313                    --
                                             ---------            ----------            ----------
NET ASSETS:
 For contract liabilities                         $217            $3,548,930              $115,915
                                             =========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     120               126,861                10,005
 Minimum unit fair value #*                  $1.803151            $17.208979            $11.585811
 Maximum unit fair value #*                  $1.803151            $28.168997            $11.585811
 Contract liability                               $217            $3,548,930              $115,915

                                             PUTNAM VT             PUTNAM VT
                                           GEORGE PUTNAM             GLOBAL
                                           BALANCED FUND         UTILITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,224                19,146
                                             ==========            ==========
  Cost                                          $22,529              $265,936
                                             ==========            ==========
  Market value                                  $17,792              $232,630
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    17,792               232,630
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $17,792              $232,630
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,144                 7,981
 Minimum unit fair value #*                  $15.557336            $29.147195
 Maximum unit fair value #*                  $15.557336            $29.147195
 Contract liability                             $17,792              $232,630

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    PUTNAM VT              PUTNAM VT
                                             PUTNAM VT               CAPITAL                 EQUITY
                                            VOYAGER FUND        OPPORTUNITIES FUND        INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              170,597                  7,505                 19,435
                                             ==========             ==========             ==========
  Cost                                       $5,631,378               $109,481               $228,081
                                             ==========             ==========             ==========
  Market value                               $6,224,575               $131,634               $305,696
 Due from Sponsor Company                            --                     --                     --
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                        --                     --                     --
                                             ----------             ----------             ----------
 Total assets                                 6,224,575                131,634                305,696
                                             ----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                     --
 Payable for fund shares purchased                   --                     --                     --
 Other liabilities                                   --                     --                     --
                                             ----------             ----------             ----------
 Total liabilities                                   --                     --                     --
                                             ----------             ----------             ----------
NET ASSETS:
 For contract liabilities                    $6,224,575               $131,634               $305,696
                                             ==========             ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  156,196                  6,147                 15,514
 Minimum unit fair value #*                  $16.202644             $21.414988             $19.095633
 Maximum unit fair value #*                  $40.405692             $21.414988             $19.759287
 Contract liability                          $6,224,575               $131,634               $305,696

                                              INVESCO
                                          VAN KAMPEN V.I.           INVESCO
                                             GROWTH AND         VAN KAMPEN V.I.
                                            INCOME FUND          COMSTOCK FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,009                30,664
                                             ==========            ==========
  Cost                                          $51,154              $400,470
                                             ==========            ==========
  Market value                                  $60,260              $405,381
 Due from Sponsor Company                            23                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    60,283               405,381
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   23                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   23                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $60,260              $405,381
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,251                31,032
 Minimum unit fair value #*                  $11.475741            $13.063471
 Maximum unit fair value #*                  $11.475741            $13.063471
 Contract liability                             $60,260              $405,381

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                   INVESCO                  INVESCO
                                               VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                                  AMERICAN                  MID CAP
                                               FRANCHISE FUND             GROWTH FUND
                                            SUB-ACCOUNT (4)(5)(6)     SUB-ACCOUNT (4)(7)
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    3,365                   34,633
                                                  =========                =========
  Cost                                             $124,834                 $137,600
                                                  =========                =========
  Market value                                     $122,073                 $135,762
 Due from Sponsor Company                                --                       --
 Receivable from fund shares sold                        --                       --
 Other assets                                            --                       --
                                                  ---------                ---------
 Total assets                                       122,073                  135,762
                                                  ---------                ---------
LIABILITIES:
 Due to Sponsor Company                                  --                       --
 Payable for fund shares purchased                       --                       --
 Other liabilities                                       --                       --
                                                  ---------                ---------
 Total liabilities                                       --                       --
                                                  ---------                ---------
NET ASSETS:
 For contract liabilities                          $122,073                 $135,762
                                                  =========                =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       12,231                   13,583
 Minimum unit fair value #*                       $9.980752                $9.994841
 Maximum unit fair value #*                       $9.980752                $9.994841
 Contract liability                                $122,073                 $135,762

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Funded as of April 27, 2012.

(5) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(6) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(7) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH            INTERNATIONAL              SMALL/MID-CAP
                                           STRATEGY PORTFOLIO         VALUE PORTFOLIO            VALUE PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $328                     $6,552                      $498
                                                 ------                   --------                   -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      316                    (53,573)                    3,037
 Net realized gain on distributions                  --                         --                     5,506
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,450                    110,168                    20,806
                                                 ------                   --------                   -------
  Net gain (loss) on investments                  1,766                     56,595                    29,349
                                                 ------                   --------                   -------
  Net increase (decrease) in net
   assets resulting from operations              $2,094                    $63,147                   $29,847
                                                 ======                   ========                   =======

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                             SUB-ACCOUNT (1)              SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                      $1,795
                                                  -----                     -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      590                      (2,154)
 Net realized gain on distributions                  --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (458)                     18,433
                                                  -----                     -------
  Net gain (loss) on investments                    132                      16,279
                                                  -----                     -------
  Net increase (decrease) in net
   assets resulting from operations                $132                     $18,074
                                                  =====                     =======

(1)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           INVESCO V.I.    INVESCO V.I.     INVESCO V.I.
                                               CORE        INTERNATIONAL    MID CAP CORE
                                           EQUITY FUND      GROWTH FUND      EQUITY FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $233           $6,861             $320
                                              ------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   407            3,249           (2,579)
 Net realized gain on distributions               --               --            4,157
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,721           54,990           46,491
                                              ------          -------          -------
  Net gain (loss) on investments               3,128           58,239           48,069
                                              ------          -------          -------
  Net increase (decrease) in net assets
   resulting from operations                  $3,361          $65,100          $48,389
                                              ======          =======          =======

                                           INVESCO V.I.        INVESCO V.I.
                                             SMALL CAP            GLOBAL
                                            EQUITY FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --               $111
                                              -------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 35,298                460
 Net realized gain on distributions                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     37,653              4,112
                                              -------             ------
  Net gain (loss) on investments               72,951              4,572
                                              -------             ------
  Net increase (decrease) in net assets
   resulting from operations                  $72,951             $4,683
                                              =======             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          INVESCO V.I.
                                          BALANCED RISK     ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                           ALLOCATION            REAL ESTATE                GLOBAL
                                              FUND           INVESTMENT PORTFOLIO         BOND FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,176                  $240                  $2,018
                                             -------                ------                  ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,760                  (240)                    495
 Net realized gain on distributions              519                 3,309                     778
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,277                   831                   2,010
                                             -------                ------                  ------
  Net gain (loss) on investments              10,556                 3,900                   3,283
                                             -------                ------                  ------
  Net increase (decrease) in net
   assets resulting from operations          $11,732                $4,140                  $5,301
                                             =======                ======                  ======

                                          AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS
                                            GROWTH AND              ASSET
                                            INCOME FUND        ALLOCATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,724               $162,500
                                              -------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,593                 67,297
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,427              1,005,212
                                              -------             ----------
  Net gain (loss) on investments               14,020              1,072,509
                                              -------             ----------
  Net increase (decrease) in net
   assets resulting from operations           $16,744             $1,235,009
                                              =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                             BLUE CHIP                                AMERICAN FUNDS
                                            INCOME AND          AMERICAN FUNDS            GLOBAL
                                            GROWTH FUND           BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $28,854               $78,525               $21,817
                                             --------              --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 24,188                24,951                54,685
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    151,420                70,072               392,455
                                             --------              --------              --------
  Net gain (loss) on investments              175,608                95,023               447,140
                                             --------              --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $204,462              $173,548              $468,957
                                             ========              ========              ========


                                           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $82,398                 $130,687
                                             -----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   166,598                   78,544
 Net realized gain on distributions                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,444,337                1,054,887
                                             -----------              -----------
  Net gain (loss) on investments               1,610,935                1,133,431
                                             -----------              -----------
  Net increase (decrease) in net
   assets resulting from operations           $1,693,333               $1,264,118
                                             ===========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                            AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                          INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $75,888                $16,758                $43,317
                                               --------               --------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (39,657)                59,477                 16,584
 Net realized gain on distributions                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      811,007                203,694                475,884
                                               --------               --------               --------
  Net gain (loss) on investments                771,350                263,171                492,468
                                               --------               --------               --------
  Net increase (decrease) in net
   assets resulting from operations            $847,238               $279,929               $535,785
                                               ========               ========               ========

                                           FIDELITY VIP         FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,870              $218,588
                                             --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (17,531)             (115,598)
 Net realized gain on distributions             2,332               445,464
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     66,013               584,154
                                             --------            ----------
  Net gain (loss) on investments               50,814               914,020
                                             --------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $55,684            $1,132,608
                                             ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                    GROWTH           CONTRAFUND           OVERSEAS
                                  PORTFOLIO          PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $71             $21,996             $10,859
                                    ------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 58             (18,523)            (11,362)
 Net realized gain on
  distributions                         --                  --               1,869
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               2,092             277,059             102,201
                                    ------            --------            --------
  Net gain (loss) on
   investments                       2,150             258,536              92,708
                                    ------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $2,221            $280,532            $103,567
                                    ======            ========            ========

                                  FIDELITY VIP         FIDELITY VIP
                                    MID CAP          VALUE STRATEGIES
                                   PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                            $7,648                 $92
                                    --------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (2,070)                466
 Net realized gain on
  distributions                      157,794                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                79,743               5,136
                                    --------              ------
  Net gain (loss) on
   investments                       235,467               5,602
                                    --------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                       $243,115              $5,694
                                    ========              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP
                                          DYNAMIC CAPITAL       FIDELITY VIP        FIDELITY VIP
                                            APPRECIATION        FREEDOM 2010        FREEDOM 2020
                                             PORTFOLIO            PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6                 $86               $3,416
                                               ------               -----             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    863                  20                2,956
 Net realized gain on distributions                --                  47                2,239
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (451)                234               13,769
                                               ------               -----             --------
  Net gain (loss) on investments                  412                 301               18,964
                                               ------               -----             --------
  Net increase (decrease) in net
   assets resulting from operations              $418                $387              $22,380
                                               ======               =====             ========


                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2030       STRATEGIC INCOME
                                            PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $6,750                 $791
                                             --------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  5,256                  455
 Net realized gain on distributions             3,071                  272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     30,471                1,134
                                             --------              -------
  Net gain (loss) on investments               38,798                1,861
                                             --------              -------
  Net increase (decrease) in net
   assets resulting from operations           $45,548               $2,652
                                             ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN                              FRANKLIN
                                         RISING            FRANKLIN        SMALL-MID CAP
                                       DIVIDENDS            INCOME             GROWTH
                                    SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,166             $87,539              $ --
                                         ------            --------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,030             (20,104)              671
 Net realized gain on
  distributions                              --                  --             2,973
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         4,003              89,085               354
                                         ------            --------            ------
  Net gain (loss) on investments          6,033              68,981             3,998
                                         ------            --------            ------
  Net increase (decrease) in net
   assets resulting from
   operations                            $7,199            $156,520            $3,998
                                         ======            ========            ======

                                         FRANKLIN           FRANKLIN
                                        SMALL CAP           STRATEGIC
                                          VALUE              INCOME
                                     SECURITIES FUND     SECURITIES FUND
                                       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                 $7,569            $52,629
                                         --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    44,663             10,586
 Net realized gain on
  distributions                                --                858
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         103,442             25,959
                                         --------            -------
  Net gain (loss) on investments          148,105             37,403
                                         --------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                            $155,674            $90,032
                                         ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 TEMPLETON
                                                                DEVELOPING            TEMPLETON
                                          MUTUAL SHARES           MARKETS              FOREIGN
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $31,785              $2,040               $4,929
                                             --------             -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (9,619)              1,392                1,255
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    176,432              14,087               22,168
                                             --------             -------              -------
  Net gain (loss) on investments              166,813              15,479               23,423
                                             --------             -------              -------
  Net increase (decrease) in net
   assets resulting from operations          $198,598             $17,519              $28,352
                                             ========             =======              =======


                                             TEMPLETON              MUTUAL
                                              GROWTH           GLOBAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $3,857               $35,106
                                              -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (385)               (4,440)
 Net realized gain on distributions                --                70,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     33,136                61,305
                                              -------              --------
  Net gain (loss) on investments               32,751               127,735
                                              -------              --------
  Net increase (decrease) in net
   assets resulting from operations           $36,608              $162,841
                                              =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         FRANKLIN
                                         FLEX CAP         TEMPLETON          HARTFORD
                                          GROWTH         GLOBAL BOND         BALANCED
                                      SECURITIES FUND  SECURITIES FUND       HLS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (2)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --            $120,586           $233,213
                                           ----            --------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     336              12,895           (210,519)
 Net realized gain on distributions          --               3,027                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           180             127,036            879,669
                                           ----            --------          ---------
  Net gain (loss) on investments            516             142,958            669,150
                                           ----            --------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $516            $263,544           $902,363
                                           ====            ========          =========

                                          HARTFORD           HARTFORD
                                           TOTAL              CAPITAL
                                        RETURN BOND        APPRECIATION
                                          HLS FUND           HLS FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                $551,302             $363,154
                                          --------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     85,932             (240,074)
 Net realized gain on distributions             --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          344,354            3,990,789
                                          --------          -----------
  Net gain (loss) on investments           430,286            3,750,715
                                          --------          -----------
  Net increase (decrease) in net
   assets resulting from operations       $981,588           $4,113,869
                                          ========          ===========

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                              DIVIDEND            HARTFORD          HARTFORD
                                             AND GROWTH        GLOBAL RESEARCH   GLOBAL GROWTH
                                              HLS FUND            HLS FUND          HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $225,359             $216               $93
                                             -----------           ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   161,222              234             1,891
 Net realized gain on distributions                   --               --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       919,254            2,705             4,814
                                             -----------           ------            ------
  Net gain (loss) on investments               1,080,476            2,939             6,705
                                             -----------           ------            ------
  Net increase (decrease) in net assets
   resulting from operations                  $1,305,835           $3,155            $6,798
                                             ===========           ======            ======

                                             HARTFORD
                                           DISCIPLINED        HARTFORD
                                              EQUITY           GROWTH
                                             HLS FUND         HLS FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------  --------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,452            $ --
                                             --------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 45,552             186
 Net realized gain on distributions                --              --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    109,534           3,405
                                             --------          ------
  Net gain (loss) on investments              155,086           3,591
                                             --------          ------
  Net increase (decrease) in net assets
   resulting from operations                 $169,538          $3,591
                                             ========          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD
                                              GROWTH              HARTFORD              HARTFORD
                                           OPPORTUNITIES         HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --              $87,096              $190,923
                                             ---------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,371                6,218               120,062
 Net realized gain on distributions                 --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     244,181               31,419             1,140,587
                                             ---------            ---------            ----------
  Net gain (loss) on investments               245,552               37,637             1,260,649
                                             ---------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $245,552             $124,733            $1,451,572
                                             =========            =========            ==========

                                             HARTFORD             HARTFORD
                                           INTERNATIONAL       SMALL/MID CAP
                                           OPPORTUNITIES           EQUITY
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                    $103,735                 $13
                                             ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (55,350)              2,739
 Net realized gain on distributions                 --                 283
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     942,955              (2,348)
                                             ---------            --------
  Net gain (loss) on investments               887,605                 674
                                             ---------            --------
  Net increase (decrease) in net
   assets resulting from operations           $991,340                $687
                                             =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD            HARTFORD
                                  MIDCAP           MIDCAP VALUE        MONEY MARKET
                                 HLS FUND            HLS FUND            HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $28,650              $5,994               $ --
                                 --------            --------              -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                     52,672             (15,832)                --
 Net realized gain on
  distributions                        --                  --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            513,888             127,966                 --
                                 --------            --------              -----
  Net gain (loss) on
   investments                    566,560             112,134                 --
                                 --------            --------              -----
  Net increase (decrease)
   in net assets resulting
   from operations               $595,210            $118,128               $ --
                                 ========            ========              =====

                                 HARTFORD             HARTFORD
                              SMALL COMPANY       SMALLCAP GROWTH
                                 HLS FUND             HLS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                           $ --                $ --
                                 --------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                     64,937                 723
 Net realized gain on
  distributions                       219                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            450,575                 385
                                 --------              ------
  Net gain (loss) on
   investments                    515,731               1,108
                                 --------              ------
  Net increase (decrease)
   in net assets resulting
   from operations               $515,731              $1,108
                                 ========              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                              HARTFORD           U.S. GOVERNMENT           HARTFORD
                                               STOCK                SECURITIES               VALUE
                                              HLS FUND               HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $255,086               $50,407                $59,254
                                             ----------              --------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (154,451)                3,728                 41,711
 Net realized gain on distributions                  --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,492,415                10,599                291,853
                                             ----------              --------              ---------
  Net gain (loss) on investments              1,337,964                14,327                333,564
                                             ----------              --------              ---------
  Net increase (decrease) in net
   assets resulting from operations          $1,593,050               $64,734               $392,818
                                             ==========              ========              =========

                                                               LORD ABBETT
                                          LORD ABBETT          CALIBRATED
                                          FUNDAMENTAL           DIVIDEND
                                          EQUITY FUND          GROWTH FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT (3)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                  $717
                                              ----               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1                   (47)
 Net realized gain on distributions             --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --                 1,849
                                              ----               -------
  Net gain (loss) on investments                 1                 1,802
                                              ----               -------
  Net increase (decrease) in net
   assets resulting from operations             $1                $2,519
                                              ====               =======

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            LORD ABBETT          LORD ABBETT
                                                BOND              GROWTH AND         MFS GROWTH
                                           DEBENTURE FUND        INCOME FUND           SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $24,245                 $387               $ --
                                              --------             --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  11,999               (5,811)               229
 Net realized gain on distributions              5,413                   --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,782               12,288              1,671
                                              --------             --------            -------
  Net gain (loss) on investments                23,194                6,477              1,900
                                              --------             --------            -------
  Net increase (decrease) in net
   assets resulting from operations            $47,439               $6,864             $1,900
                                              ========             ========            =======


                                           MFS INVESTORS           MFS NEW
                                           TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $194                  $ --
                                              -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    238                 9,607
 Net realized gain on distributions                --                10,126
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,373                 7,061
                                              -------              --------
  Net gain (loss) on investments                3,611                26,794
                                              -------              --------
  Net increase (decrease) in net
   assets resulting from operations            $3,805               $26,794
                                              =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      MFS TOTAL           MFS VALUE         MFS RESEARCH
                                    RETURN SERIES           SERIES           BOND SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $66,433             $11,358            $25,630
                                       --------            --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,008)             14,621              8,324
 Net realized gain on
  distributions                              --               5,265              6,131
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       186,446              71,004             22,695
                                       --------            --------            -------
  Net gain (loss) on investments        184,438              90,890             37,150
                                       --------            --------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                          $250,871            $102,248            $62,780
                                       ========            ========            =======

                                                          INVESCO
                                     UIF MID CAP      VAN KAMPEN V.I.
                                       GROWTH            AMERICAN
                                      PORTFOLIO         VALUE FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT (4)
--------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --             $1,063
                                       -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,321             (3,551)
 Net realized gain on
  distributions                         12,826                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (8,427)            24,569
                                       -------            -------
  Net gain (loss) on investments         8,720             21,018
                                       -------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                           $8,720            $22,081
                                       =======            =======

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                     CAPITAL           OPPENHEIMER        OPPENHEIMER
                                  APPRECIATION      GLOBAL SECURITIES     MAIN STREET
                                     FUND/VA             FUND/VA            FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $568              $6,218               $589
                                     -------             -------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,327              (8,379)                46
 Net realized gain on
  distributions                           --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,542              62,793              4,429
                                     -------             -------             ------
  Net gain (loss) on
   investments                        13,869              54,414              4,475
                                     -------             -------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $14,437             $60,632             $5,064
                                     =======             =======             ======

                                     OPPENHEIMER
                                     MAIN STREET         OPPENHEIMER
                                  SMALL- & MID-CAP          VALUE
                                       FUND/VA             FUND/VA
                                     SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                $274                $45
                                       -------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,902                119
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,413                325
                                       -------               ----
  Net gain (loss) on
   investments                          13,315                444
                                       -------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,589               $489
                                       =======               ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                           DIVERSIFIED          GLOBAL ASSET             GLOBAL
                                           INCOME FUND        ALLOCATION FUND         EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $25,407               $5,804                $42,389
                                             --------             --------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (7,973)              (6,093)              (160,369)
 Net realized gain on distributions                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,802               77,109                535,377
                                             --------             --------             ----------
  Net gain (loss) on investments               21,829               71,016                375,008
                                             --------             --------             ----------
  Net increase (decrease) in net
   assets resulting from operations           $47,236              $76,820               $417,397
                                             ========             ========             ==========

                                             PUTNAM VT            PUTNAM VT
                                             GROWTH AND         GLOBAL HEALTH
                                            INCOME FUND           CARE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $99,645              $1,328
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (328,473)              1,066
 Net realized gain on distributions                  --               7,113
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,127,679               8,062
                                             ----------            --------
  Net gain (loss) on investments                799,206              16,241
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations            $898,851             $17,569
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                 PUTNAM VT
                                                HIGH               PUTNAM VT         INTERNATIONAL
                                             YIELD FUND           INCOME FUND          VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $166,123             $118,458              $1,587
                                             ----------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (222,750)             (11,168)             (2,453)
 Net realized gain on distributions                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      377,989              132,232              10,516
                                             ----------            ---------            --------
  Net gain (loss) on investments                155,239              121,064               8,063
                                             ----------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations            $321,362             $239,522              $9,650
                                             ==========            =========            ========

                                             PUTNAM VT            PUTNAM VT
                                           INTERNATIONAL        INTERNATIONAL
                                            EQUITY FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $34,596                $238
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (149,761)                316
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      391,415               2,017
                                             ----------            --------
  Net gain (loss) on investments                241,654               2,333
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations            $276,250              $2,571
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       PUTNAM VT          PUTNAM VT
                                     PUTNAM VT           MONEY            MULTI-CAP
                                   INVESTORS FUND     MARKET FUND        GROWTH FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $824              $ --             $18,002
                                       ------            ------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   301                --             108,835
 Net realized gain on
  distributions                            --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       7,161                --             434,919
                                       ------            ------            --------
  Net gain (loss) on investments        7,462                --             543,754
                                       ------            ------            --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $8,286              $ --            $561,756
                                       ======            ======            ========

                                      PUTNAM VT            PUTNAM VT
                                      SMALL CAP          GEORGE PUTNAM
                                      VALUE FUND         BALANCED FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                 $526                $373
                                       --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (14,659)             (2,679)
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        32,368               4,562
                                       --------             -------
  Net gain (loss) on investments         17,709               1,883
                                       --------             -------
  Net increase (decrease) in net
   assets resulting from
   operations                           $18,235              $2,256
                                       ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT                                   PUTNAM VT
                                              GLOBAL             PUTNAM VT               CAPITAL
                                          UTILITIES FUND       VOYAGER FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $9,525              $24,207                   $539
                                             --------            ---------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (3,511)              62,083                  6,978
 Net realized gain on distributions                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,562              766,654                 11,527
                                             --------            ---------               --------
  Net gain (loss) on investments                3,051              828,737                 18,505
                                             --------            ---------               --------
  Net increase (decrease) in net
   assets resulting from operations           $12,576             $852,944                $19,044
                                             ========            =========               ========

                                                                   INVESCO
                                            PUTNAM VT          VAN KAMPEN V.I.
                                              EQUITY             GROWTH AND
                                           INCOME FUND           INCOME FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $9,613                 $627
                                             --------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 55,001                  403
 Net realized gain on distributions                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (5,297)               5,359
                                             --------              -------
  Net gain (loss) on investments               49,704                5,762
                                             --------              -------
  Net increase (decrease) in net
   assets resulting from operations           $59,317               $6,389
                                             ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        INVESCO                  INVESCO
                                                INVESCO             VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                            VAN KAMPEN V.I.            AMERICAN                  MID CAP
                                             COMSTOCK FUND          FRANCHISE FUND             GROWTH FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT (5)(6)(7)      SUB-ACCOUNT (5)(8)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,108                    $ --                      $ --
                                                -------                 -------                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (3,705)                     47                   (28,537)
 Net realized gain on distributions                  --                      --                        39
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       66,723                  12,530                    42,067
                                                -------                 -------                  --------
  Net gain (loss) on investments                 63,018                  12,577                    13,569
                                                -------                 -------                  --------
  Net increase (decrease) in net assets
   resulting from operations                    $69,126                 $12,577                   $13,569
                                                =======                 =======                  ========

(5)  Funded as of April 27, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH            INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $328                     $6,552                      $498
 Net realized gain (loss) on security
  transactions                                       316                    (53,573)                    3,037
 Net realized gain on distributions                   --                         --                     5,506
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,450                    110,168                    20,806
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets
  resulting from operations                        2,094                     63,147                    29,847
                                                 -------                   --------                  --------
UNIT TRANSACTIONS:
 Purchases                                         2,359                     43,235                    26,111
 Net transfers                                        61                     10,049                     3,267
 Surrenders for benefit payments and
  fees                                                --                    (17,918)                       --
 Other transactions                                   --                        674                         2
 Death benefits                                       --                     (7,862)                       --
 Net loan activity                                    --                     (1,981)                       --
 Cost of insurance and other fees                 (2,044)                   (26,289)                  (25,583)
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                   376                        (92)                    3,797
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets             2,470                     63,055                    33,644
NET ASSETS:
 Beginning of year                                15,378                    426,645                   160,963
                                                 -------                   --------                  --------
 End of year                                     $17,848                   $489,700                  $194,607
                                                 =======                   ========                  ========

                                                                    ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                             SUB-ACCOUNT (1)             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                     $1,795
 Net realized gain (loss) on security
  transactions                                       590                     (2,154)
 Net realized gain on distributions                   --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (458)                    18,433
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from operations                          132                     18,074
                                                 -------                   --------
UNIT TRANSACTIONS:
 Purchases                                            --                        941
 Net transfers                                       (71)                       541
 Surrenders for benefit payments and
  fees                                            (4,293)                        --
 Other transactions                                  186                         (1)
 Death benefits                                       --                         --
 Net loan activity                                    --                         --
 Cost of insurance and other fees                  1,666                     (3,630)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,512)                    (2,149)
                                                 -------                   --------
 Net increase (decrease) in net assets            (2,380)                    15,925
NET ASSETS:
 Beginning of year                                 2,380                    116,141
                                                 -------                   --------
 End of year                                        $ --                   $132,066
                                                 =======                   ========

(1)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
                                            CORE         INTERNATIONAL      MID CAP CORE
                                         EQUITY FUND      GROWTH FUND       EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $233            $6,861              $320
 Net realized gain (loss) on security
  transactions                                 407             3,249            (2,579)
 Net realized gain on distributions             --                --             4,157
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            2,721            54,990            46,491
                                           -------          --------          --------
 Net increase (decrease) in net
  assets resulting from operations           3,361            65,100            48,389
                                           -------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                     382            44,470            22,445
 Net transfers                              (4,640)           26,700            (5,350)
 Surrenders for benefit payments and
  fees                                          --            (7,693)          (30,318)
 Other transactions                             --               (13)               (5)
 Death benefits                                 --            (6,855)          (11,381)
 Net loan activity                              --             1,633                --
 Cost of insurance and other fees           (2,675)          (32,641)          (19,620)
                                           -------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (6,933)           25,601           (44,229)
                                           -------          --------          --------
 Net increase (decrease) in net
  assets                                    (3,572)           90,701             4,160
NET ASSETS:
 Beginning of year                          27,575           397,586           460,336
                                           -------          --------          --------
 End of year                               $24,003          $488,287          $464,496
                                           =======          ========          ========

                                         INVESCO V.I.        INVESCO V.I.
                                           SMALL CAP            GLOBAL
                                          EQUITY FUND      REAL ESTATE FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                   $ --              $111
 Net realized gain (loss) on security
  transactions                                35,298               460
 Net realized gain on distributions               --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             37,653             4,112
                                           ---------           -------
 Net increase (decrease) in net
  assets resulting from operations            72,951             4,683
                                           ---------           -------
UNIT TRANSACTIONS:
 Purchases                                    28,875             7,409
 Net transfers                                   (50)             (154)
 Surrenders for benefit payments and
  fees                                       (99,406)               --
 Other transactions                               (7)              (37)
 Death benefits                              (11,561)               --
 Net loan activity                             1,008                --
 Cost of insurance and other fees            (46,522)           (4,523)
                                           ---------           -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (127,663)            2,695
                                           ---------           -------
 Net increase (decrease) in net
  assets                                     (54,712)            7,378
NET ASSETS:
 Beginning of year                           563,024            16,712
                                           ---------           -------
 End of year                                $508,312           $24,090
                                           =========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    INVESCO V.I.
                                   BALANCED RISK    ALLIANCEBERNSTEIN VPS   AMERICAN FUNDS
                                     ALLOCATION          REAL ESTATE            GLOBAL
                                        FUND        INVESTMENT PORTFOLIO      BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,176                $240               $2,018
 Net realized gain (loss) on
  security transactions                  1,760                (240)                 495
 Net realized gain on
  distributions                            519               3,309                  778
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        8,277                 831                2,010
                                      --------             -------             --------
 Net increase (decrease) in net
  assets resulting from
  operations                            11,732               4,140                5,301
                                      --------             -------             --------
UNIT TRANSACTIONS:
 Purchases                              32,716               4,340                8,471
 Net transfers                          58,992               4,052               13,380
 Surrenders for benefit payments
  and fees                                  --                  --               (2,847)
 Other transactions                         --                  --                  (30)
 Death benefits                        (14,930)                 --                   --
 Net loan activity                        (235)                 --                   --
 Cost of insurance and other
  fees                                 (13,002)             (6,535)              (6,527)
                                      --------             -------             --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          63,541               1,857               12,447
                                      --------             -------             --------
 Net increase (decrease) in net
  assets                                75,273               5,997               17,748
NET ASSETS:
 Beginning of year                      74,789              15,647               85,290
                                      --------             -------             --------
 End of year                          $150,062             $21,644             $103,038
                                      ========             =======             ========

                                   AMERICAN FUNDS
                                       GLOBAL         AMERICAN FUNDS
                                     GROWTH AND           ASSET
                                    INCOME FUND      ALLOCATION FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,724            $162,500
 Net realized gain (loss) on
  security transactions                  1,593              67,297
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       12,427           1,005,212
                                      --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            16,744           1,235,009
                                      --------          ----------
UNIT TRANSACTIONS:
 Purchases                              12,435             349,027
 Net transfers                           9,848              86,286
 Surrenders for benefit payments
  and fees                                  --             (51,081)
 Other transactions                          1                  83
 Death benefits                             --             (13,637)
 Net loan activity                          --                (240)
 Cost of insurance and other
  fees                                 (11,501)           (515,769)
                                      --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          10,783            (145,331)
                                      --------          ----------
 Net increase (decrease) in net
  assets                                27,527           1,089,678
NET ASSETS:
 Beginning of year                      86,593           7,624,078
                                      --------          ----------
 End of year                          $114,120          $8,713,756
                                      ========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                  BLUE CHIP                             AMERICAN FUNDS
                                  INCOME AND        AMERICAN FUNDS          GLOBAL
                                 GROWTH FUND          BOND FUND          GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $28,854             $78,525             $21,817
 Net realized gain (loss) on
  security transactions               24,188              24,951              54,685
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               151,420              70,072             392,455
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         204,462             173,548             468,957
                                  ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            70,105             221,272             108,284
 Net transfers                        31,757             117,599              29,497
 Surrenders for benefit
  payments and fees                 (254,831)           (369,944)            (18,843)
 Other transactions                      (59)               (111)                (37)
 Death benefits                      (15,754)            (87,152)                 --
 Net loan activity                        --              (5,572)             (4,209)
 Cost of insurance and other
  fees                               (82,049)           (255,042)           (106,312)
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (250,831)           (378,950)              8,380
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         (46,369)           (205,402)            477,337
NET ASSETS:
 Beginning of year                 1,508,504           3,460,892           2,072,422
                                  ----------          ----------          ----------
 End of year                      $1,462,135          $3,255,490          $2,549,759
                                  ==========          ==========          ==========


                                AMERICAN FUNDS       AMERICAN FUNDS
                                  GROWTH FUND      GROWTH-INCOME FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
----------------------------  ---------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $82,398            $130,687
 Net realized gain (loss) on
  security transactions               166,598              78,544
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              1,444,337           1,054,887
                                  -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,693,333           1,264,118
                                  -----------          ----------
UNIT TRANSACTIONS:
 Purchases                            511,411             424,564
 Net transfers                        (94,459)           (100,964)
 Surrenders for benefit
  payments and fees                  (434,838)            (65,177)
 Other transactions                       (38)             (4,653)
 Death benefits                        (9,232)            (91,329)
 Net loan activity                        236               8,223
 Cost of insurance and other
  fees                               (492,646)           (439,711)
                                  -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (519,566)           (269,047)
                                  -----------          ----------
 Net increase (decrease) in
  net assets                        1,173,767             995,071
NET ASSETS:
 Beginning of year                  9,554,826           7,341,660
                                  -----------          ----------
 End of year                      $10,728,593          $8,336,731
                                  ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                            AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                          INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $75,888                $16,758                $43,317
 Net realized gain (loss) on security
  transactions                                   (39,657)                59,477                 16,584
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       811,007                203,694                475,884
                                              ----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      847,238                279,929                535,785
                                              ----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       311,714                 81,318                125,671
 Net transfers                                   (91,750)              (187,410)               (56,371)
 Surrenders for benefit payments and
  fees                                          (215,100)               (38,541)               (19,236)
 Other transactions                                   12                     18                      4
 Death benefits                                  (17,306)                    --                     --
 Net loan activity                                 1,205                     36                   (409)
 Cost of insurance and other fees               (260,143)               (77,396)               (99,514)
                                              ----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (271,368)              (221,975)               (49,855)
                                              ----------             ----------             ----------
 Net increase (decrease) in net assets           575,870                 57,954                485,930
NET ASSETS:
 Beginning of year                             4,771,079              1,659,226              2,973,277
                                              ----------             ----------             ----------
 End of year                                  $5,346,949             $1,717,180             $3,459,207
                                              ==========             ==========             ==========

                                           FIDELITY VIP         FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,870              $218,588
 Net realized gain (loss) on security
  transactions                                (17,531)             (115,598)
 Net realized gain on distributions             2,332               445,464
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     66,013               584,154
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    55,684             1,132,608
                                             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --               287,146
 Net transfers                               (135,226)             (122,717)
 Surrenders for benefit payments and
  fees                                             --              (320,844)
 Other transactions                              (805)               (6,020)
 Death benefits                               (74,937)             (147,026)
 Net loan activity                                 --                (8,064)
 Cost of insurance and other fees             (28,855)             (404,439)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (239,823)             (721,964)
                                             --------            ----------
 Net increase (decrease) in net assets       (184,139)              410,644
NET ASSETS:
 Beginning of year                            503,275             6,736,785
                                             --------            ----------
 End of year                                 $319,136            $7,147,429
                                             ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                               GROWTH              CONTRAFUND            OVERSEAS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $71               $21,996              $10,859
 Net realized gain (loss) on security
  transactions                                       58               (18,523)             (11,362)
 Net realized gain on distributions                  --                    --                1,869
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,092               277,059              102,201
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       2,221               280,532              103,567
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          285                83,710                   --
 Net transfers                                    3,665                37,121               (6,382)
 Surrenders for benefit payments and
  fees                                               --                  (811)                  --
 Other transactions                                  --                   102                   (4)
 Death benefits                                      --               (27,199)                  --
 Net loan activity                                   --                (4,898)                  --
 Cost of insurance and other fees                (1,178)             (158,413)             (39,739)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                2,772               (70,388)             (46,125)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets            4,993               210,144               57,442
NET ASSETS:
 Beginning of year                               14,918             1,775,110              519,348
                                             ----------            ----------            ---------
 End of year                                    $19,911            $1,985,254             $576,790
                                             ==========            ==========            =========

                                            FIDELITY VIP          FIDELITY VIP
                                              MID CAP           VALUE STRATEGIES
                                             PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,648                   $92
 Net realized gain (loss) on security
  transactions                                   (2,070)                  466
 Net realized gain on distributions             157,794                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       79,743                 5,136
                                             ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     243,115                 5,694
                                             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                      145,177                 1,099
 Net transfers                                   92,968                    --
 Surrenders for benefit payments and
  fees                                          (43,669)                   --
 Other transactions                                 271                    --
 Death benefits                                      --                    --
 Net loan activity                                1,375                    --
 Cost of insurance and other fees              (115,080)               (1,064)
                                             ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               81,042                    35
                                             ----------             ---------
 Net increase (decrease) in net assets          324,157                 5,729
NET ASSETS:
 Beginning of year                            1,656,474                21,234
                                             ----------             ---------
 End of year                                 $1,980,631               $26,963
                                             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP
                                          DYNAMIC CAPITAL        FIDELITY VIP         FIDELITY VIP
                                            APPRECIATION         FREEDOM 2010         FREEDOM 2020
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $6                  $86                $3,416
 Net realized gain (loss) on security
  transactions                                     863                   20                 2,956
 Net realized gain on distributions                 --                   47                 2,239
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (451)                 234                13,769
                                              --------              -------             ---------
 Net increase (decrease) in net assets
  resulting from operations                        418                  387                22,380
                                              --------              -------             ---------
UNIT TRANSACTIONS:
 Purchases                                       1,280                  163                13,357
 Net transfers                                  (3,610)               4,924                 7,847
 Surrenders for benefit payments and
  fees                                              --                   --                    --
 Other transactions                                 --                   --                    --
 Death benefits                                     --                   --                    --
 Net loan activity                                  --                   --                  (217)
 Cost of insurance and other fees                 (176)                (320)              (17,122)
                                              --------              -------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,506)               4,767                 3,865
                                              --------              -------             ---------
 Net increase (decrease) in net assets          (2,088)               5,154                26,245
NET ASSETS:
 Beginning of year                               3,374                   75               167,503
                                              --------              -------             ---------
 End of year                                    $1,286               $5,229              $193,748
                                              ========              =======             =========


                                           FIDELITY VIP          FIDELITY VIP
                                           FREEDOM 2030        STRATEGIC INCOME
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,750                 $791
 Net realized gain (loss) on security
  transactions                                   5,256                  455
 Net realized gain on distributions              3,071                  272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      30,471                1,134
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                     45,548                2,652
                                             ---------             --------
UNIT TRANSACTIONS:
 Purchases                                      20,685                7,597
 Net transfers                                  27,244               (3,999)
 Surrenders for benefit payments and
  fees                                              --                   --
 Other transactions                                 --                   --
 Death benefits                                     --                   --
 Net loan activity                                  --                   --
 Cost of insurance and other fees              (24,462)              (3,574)
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              23,467                   24
                                             ---------             --------
 Net increase (decrease) in net assets          69,015                2,676
NET ASSETS:
 Beginning of year                             293,121               21,377
                                             ---------             --------
 End of year                                  $362,136              $24,053
                                             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN                                    FRANKLIN
                                               RISING               FRANKLIN           SMALL-MID CAP
                                             DIVIDENDS               INCOME                GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,166                $87,539                 $ --
 Net realized gain (loss) on security
  transactions                                   2,030                (20,104)                 671
 Net realized gain on distributions                 --                     --                2,973
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,003                 89,085                  354
                                              --------             ----------             --------
 Net increase (decrease) in net assets
  resulting from operations                      7,199                156,520                3,998
                                              --------             ----------             --------
UNIT TRANSACTIONS:
 Purchases                                      14,452                121,874               12,981
 Net transfers                                  14,090                 37,233                  465
 Surrenders for benefit payments and
  fees                                              --                (29,895)                  --
 Other transactions                                (18)                     1                   --
 Death benefits                                     --                (30,224)                  --
 Net loan activity                              (2,458)                     5                   --
 Cost of insurance and other fees               (8,797)              (111,348)              (8,146)
                                              --------             ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              17,269                (12,354)               5,300
                                              --------             ----------             --------
 Net increase (decrease) in net assets          24,468                144,166                9,298
NET ASSETS:
 Beginning of year                              48,165              1,205,480               35,262
                                              --------             ----------             --------
 End of year                                   $72,633             $1,349,646              $44,560
                                              ========             ==========             ========

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                INCOME
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,569              $52,629
 Net realized gain (loss) on security
  transactions                                   44,663               10,586
 Net realized gain on distributions                  --                  858
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      103,442               25,959
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     155,674               90,032
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       86,697               60,670
 Net transfers                                  (80,636)              47,091
 Surrenders for benefit payments and
  fees                                          (23,056)             (40,001)
 Other transactions                                  55                  (20)
 Death benefits                                 (12,979)             (11,840)
 Net loan activity                                1,602               (2,625)
 Cost of insurance and other fees               (73,350)             (60,459)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (101,667)              (7,184)
                                             ----------            ---------
 Net increase (decrease) in net assets           54,007               82,848
NET ASSETS:
 Beginning of year                              922,172              682,245
                                             ----------            ---------
 End of year                                   $976,179             $765,093
                                             ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                   TEMPLETON
                                                                  DEVELOPING            TEMPLETON
                                           MUTUAL SHARES            MARKETS              FOREIGN
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $31,785               $2,040               $4,929
 Net realized gain (loss) on security
  transactions                                   (9,619)               1,392                1,255
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      176,432               14,087               22,168
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     198,598               17,519               28,352
                                             ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      142,867               30,480               22,125
 Net transfers                                 (130,501)              49,921                 (191)
 Surrenders for benefit payments and
  fees                                          (22,699)              (8,128)              (2,739)
 Other transactions                                  63                  (63)                 (56)
 Death benefits                                      --                   --                   --
 Net loan activity                                3,049                   --                1,641
 Cost of insurance and other fees              (119,740)             (16,786)             (20,625)
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (126,961)              55,424                  155
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets           71,637               72,943               28,507
NET ASSETS:
 Beginning of year                            1,414,592              108,040              151,955
                                             ----------            ---------            ---------
 End of year                                 $1,486,229             $180,983             $180,462
                                             ==========            =========            =========


                                             TEMPLETON              MUTUAL
                                              GROWTH           GLOBAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,857               $35,106
 Net realized gain (loss) on security
  transactions                                    (385)               (4,440)
 Net realized gain on distributions                 --                70,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      33,136                61,305
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     36,608               162,841
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      28,485                98,220
 Net transfers                                 (11,223)               11,192
 Surrenders for benefit payments and
  fees                                              --                    --
 Other transactions                                  1                    30
 Death benefits                                     --               (20,566)
 Net loan activity                                  (6)               (3,001)
 Cost of insurance and other fees              (24,069)              (79,451)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (6,812)                6,424
                                             ---------            ----------
 Net increase (decrease) in net assets          29,796               169,265
NET ASSETS:
 Beginning of year                             167,920             1,184,385
                                             ---------            ----------
 End of year                                  $197,716            $1,353,650
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN
                                              FLEX CAP             TEMPLETON              HARTFORD
                                               GROWTH             GLOBAL BOND             BALANCED
                                          SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (2)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --              $120,586              $233,213
 Net realized gain (loss) on security
  transactions                                      336                12,895              (210,519)
 Net realized gain on distributions                  --                 3,027                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          180               127,036               879,669
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         516               263,544               902,363
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        2,661               126,266               275,511
 Net transfers                                    8,887                40,626              (131,555)
 Surrenders for benefit payments and
  fees                                               --               (39,193)             (460,924)
 Other transactions                                  --                   (38)                  436
 Death benefits                                      --               (11,395)                 (772)
 Net loan activity                                   66                 4,231                (8,831)
 Cost of insurance and other fees                (2,995)             (138,264)             (402,443)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                8,619               (17,767)             (728,578)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets            9,135               245,777               173,785
NET ASSETS:
 Beginning of year                                3,834             1,759,325             7,763,744
                                             ----------            ----------            ----------
 End of year                                    $12,969            $2,005,102            $7,937,529
                                             ==========            ==========            ==========

                                              HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL
                                             RETURN BOND           APPRECIATION
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $551,302               $363,154
 Net realized gain (loss) on security
  transactions                                    85,932               (240,074)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       344,354              3,990,789
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      981,588              4,113,869
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       483,497                801,791
 Net transfers                                   173,384               (923,153)
 Surrenders for benefit payments and
  fees                                          (651,021)              (764,637)
 Other transactions                                  (96)                (4,661)
 Death benefits                                 (143,452)               (63,306)
 Net loan activity                                 8,650                 15,035
 Cost of insurance and other fees               (797,075)            (1,226,421)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (926,113)            (2,165,352)
                                             -----------            -----------
 Net increase (decrease) in net assets            55,475              1,948,517
NET ASSETS:
 Beginning of year                            13,324,736             23,046,960
                                             -----------            -----------
 End of year                                 $13,380,211            $24,995,477
                                             ===========            ===========

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                              DIVIDEND              HARTFORD             HARTFORD
                                             AND GROWTH         GLOBAL RESEARCH        GLOBAL GROWTH
                                              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $225,359                 $216                   $93
 Net realized gain (loss) on security
  transactions                                  161,222                  234                 1,891
 Net realized gain on distributions                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      919,254                2,705                 4,814
                                             ----------             --------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   1,305,835                3,155                 6,798
                                             ----------             --------             ---------
UNIT TRANSACTIONS:
 Purchases                                      442,197                4,614                   586
 Net transfers                                 (470,065)                 (42)              (19,569)
 Surrenders for benefit payments and
  fees                                         (705,578)                  --                    --
 Other transactions                              (2,040)                  --                    --
 Death benefits                                (153,637)                  --                    --
 Net loan activity                                3,100                   --                    --
 Cost of insurance and other fees              (559,732)              (2,674)               (1,591)
                                             ----------             --------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,445,755)               1,898               (20,574)
                                             ----------             --------             ---------
 Net increase (decrease) in net assets         (139,920)               5,053               (13,776)
NET ASSETS:
 Beginning of year                            9,983,284               16,886                31,313
                                             ----------             --------             ---------
 End of year                                 $9,843,364              $21,939               $17,537
                                             ==========             ========             =========

                                             HARTFORD
                                            DISCIPLINED           HARTFORD
                                              EQUITY               GROWTH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $14,452                $ --
 Net realized gain (loss) on security
  transactions                                  45,552                 186
 Net realized gain on distributions                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     109,534               3,405
                                             ---------            --------
 Net increase (decrease) in net assets
  resulting from operations                    169,538               3,591
                                             ---------            --------
UNIT TRANSACTIONS:
 Purchases                                      98,684               4,622
 Net transfers                                  13,984                 420
 Surrenders for benefit payments and
  fees                                        (288,707)                 --
 Other transactions                                115                  --
 Death benefits                                     --                  --
 Net loan activity                               3,068                  --
 Cost of insurance and other fees              (94,835)             (1,945)
                                             ---------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (267,691)              3,097
                                             ---------            --------
 Net increase (decrease) in net assets         (98,153)              6,688
NET ASSETS:
 Beginning of year                           1,026,706              19,060
                                             ---------            --------
 End of year                                  $928,553             $25,748
                                             =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                               GROWTH               HARTFORD              HARTFORD
                                           OPPORTUNITIES           HIGH YIELD              INDEX
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --               $87,096              $190,923
 Net realized gain (loss) on security
  transactions                                    1,371                 6,218               120,062
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      244,181                31,419             1,140,587
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     245,552               124,733             1,451,572
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       83,100                28,418               500,519
 Net transfers                                    7,764               207,440              (802,670)
 Surrenders for benefit payments and
  fees                                          (14,954)               (8,739)             (731,656)
 Other transactions                                (157)                  (15)                  143
 Death benefits                                      --                    --                    --
 Net loan activity                                2,491                 3,492                 7,961
 Cost of insurance and other fees               (82,932)              (87,678)             (514,120)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (4,688)              142,918            (1,539,823)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          240,864               267,651               (88,251)
NET ASSETS:
 Beginning of year                              936,543               803,187             9,650,260
                                             ----------            ----------            ----------
 End of year                                 $1,177,407            $1,070,838            $9,562,009
                                             ==========            ==========            ==========

                                              HARTFORD             HARTFORD
                                           INTERNATIONAL        SMALL/MID CAP
                                           OPPORTUNITIES            EQUITY
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $103,735                 $13
 Net realized gain (loss) on security
  transactions                                  (55,350)              2,739
 Net realized gain on distributions                  --                 283
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      942,955              (2,348)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     991,340                 687
                                             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      146,122               3,976
 Net transfers                                   13,647             (10,387)
 Surrenders for benefit payments and
  fees                                         (222,224)                 --
 Other transactions                                 (71)                 --
 Death benefits                                      --                  --
 Net loan activity                                1,536                  --
 Cost of insurance and other fees              (239,404)             (1,018)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (300,394)             (7,429)
                                             ----------            --------
 Net increase (decrease) in net assets          690,946              (6,742)
NET ASSETS:
 Beginning of year                            4,966,602              12,691
                                             ----------            --------
 End of year                                 $5,657,548              $5,949
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                               MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $28,650                $5,994                   $ --
 Net realized gain (loss) on security
  transactions                                   52,672               (15,832)                    --
 Net realized gain on distributions                  --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      513,888               127,966                     --
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     595,210               118,128                     --
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      110,875                21,498              1,442,647
 Net transfers                                  (68,117)              (65,721)               312,724
 Surrenders for benefit payments and
  fees                                          (39,929)              (30,860)            (2,307,158)
 Other transactions                                  40                   (86)                    --
 Death benefits                                  (7,971)                   --               (154,558)
 Net loan activity                                  (42)                   --                    327
 Cost of insurance and other fees              (154,019)              (30,069)              (602,227)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (159,163)             (105,238)            (1,308,245)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          436,047                12,890             (1,308,245)
NET ASSETS:
 Beginning of year                            3,105,872               510,093              7,333,826
                                             ----------            ----------            -----------
 End of year                                 $3,541,919              $522,983             $6,025,581
                                             ==========            ==========            ===========

                                              HARTFORD               HARTFORD
                                           SMALL COMPANY         SMALLCAP GROWTH
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $ --
 Net realized gain (loss) on security
  transactions                                   64,937                   723
 Net realized gain on distributions                 219                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      450,575                   385
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     515,731                 1,108
                                             ----------              --------
UNIT TRANSACTIONS:
 Purchases                                       82,610                   367
 Net transfers                                  (22,874)                  (16)
 Surrenders for benefit payments and
  fees                                          (33,635)                   --
 Other transactions                                  47                    --
 Death benefits                                      --                    --
 Net loan activity                                  254                    --
 Cost of insurance and other fees              (184,038)               (2,783)
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (157,636)               (2,432)
                                             ----------              --------
 Net increase (decrease) in net assets          358,095                (1,324)
NET ASSETS:
 Beginning of year                            3,336,173                 7,099
                                             ----------              --------
 End of year                                 $3,694,268                $5,775
                                             ==========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                              HARTFORD            U.S. GOVERNMENT           HARTFORD
                                                STOCK               SECURITIES                VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $255,086                $50,407                $59,254
 Net realized gain (loss) on security
  transactions                                  (154,451)                 3,728                 41,711
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,492,415                 10,599                291,853
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,593,050                 64,734                392,818
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       371,059                 92,395                206,721
 Net transfers                                  (326,448)               263,142                (59,702)
 Surrenders for benefit payments and
  fees                                          (317,537)                (3,726)              (139,043)
 Other transactions                                 (744)                   (27)                    18
 Death benefits                                  (24,940)              (117,407)                    --
 Net loan activity                                 5,027                     --                (16,183)
 Cost of insurance and other fees               (491,428)              (164,300)              (170,990)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (785,011)                70,077               (179,179)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           808,039                134,811                213,639
NET ASSETS:
 Beginning of year                            11,254,405              1,769,696              2,334,197
                                             -----------            -----------            -----------
 End of year                                 $12,062,444             $1,904,507             $2,547,836
                                             ===========            ===========            ===========

                                                              LORD ABBETT
                                          LORD ABBETT         CALIBRATED
                                          FUNDAMENTAL          DIVIDEND
                                          EQUITY FUND         GROWTH FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT (3)
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                 $ --                 $717
 Net realized gain (loss) on security
  transactions                                   1                  (47)
 Net realized gain on distributions             --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --                1,849
                                              ----              -------
 Net increase (decrease) in net assets
  resulting from operations                      1                2,519
                                              ----              -------
UNIT TRANSACTIONS:
 Purchases                                      11                3,759
 Net transfers                                   1                 (108)
 Surrenders for benefit payments and
  fees                                          --                   --
 Other transactions                             --                   --
 Death benefits                                 --                   --
 Net loan activity                              --                   66
 Cost of insurance and other fees              (20)              (2,286)
                                              ----              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (8)               1,431
                                              ----              -------
 Net increase (decrease) in net assets          (7)               3,950
NET ASSETS:
 Beginning of year                              17               19,965
                                              ----              -------
 End of year                                   $10              $23,915
                                              ====              =======

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             LORD ABBETT           LORD ABBETT
                                                BOND               GROWTH AND           MFS GROWTH
                                           DEBENTURE FUND          INCOME FUND            SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $24,245                  $387                 $ --
 Net realized gain (loss) on security
  transactions                                   11,999                (5,811)                 229
 Net realized gain on distributions               5,413                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,782                12,288                1,671
                                              ---------             ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      47,439                 6,864                1,900
                                              ---------             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                       39,795                 7,371                2,697
 Net transfers                                   70,644               (11,232)                 121
 Surrenders for benefit payments and
  fees                                          (24,635)               (9,139)                  --
 Other transactions                                 (15)                  112                   --
 Death benefits                                 (30,036)              (11,108)                  --
 Net loan activity                                  (18)                   --                   --
 Cost of insurance and other fees               (48,810)               (3,965)              (2,870)
                                              ---------             ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                6,925               (27,961)                 (52)
                                              ---------             ---------            ---------
 Net increase (decrease) in net assets           54,364               (21,097)               1,848
NET ASSETS:
 Beginning of year                              375,581                60,951               11,332
                                              ---------             ---------            ---------
 End of year                                   $429,945               $39,854              $13,180
                                              =========             =========            =========


                                           MFS INVESTORS            MFS NEW
                                           TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $194                  $ --
 Net realized gain (loss) on security
  transactions                                     238                 9,607
 Net realized gain on distributions                 --                10,126
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       3,373                 7,061
                                             ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      3,805                26,794
                                             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                       1,317                 5,855
 Net transfers                                   5,720               (49,772)
 Surrenders for benefit payments and
  fees                                              --               (17,127)
 Other transactions                                 --                    --
 Death benefits                                     --                    --
 Net loan activity                                  --                    --
 Cost of insurance and other fees               (3,321)               (3,270)
                                             ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               3,716               (64,314)
                                             ---------             ---------
 Net increase (decrease) in net assets           7,521               (37,520)
NET ASSETS:
 Beginning of year                              20,311               136,851
                                             ---------             ---------
 End of year                                   $27,832               $99,331
                                             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             MFS TOTAL             MFS VALUE            MFS RESEARCH
                                           RETURN SERIES             SERIES             BOND SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $66,433               $11,358               $25,630
 Net realized gain (loss) on security
  transactions                                   (2,008)               14,621                 8,324
 Net realized gain on distributions                  --                 5,265                 6,131
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      186,446                71,004                22,695
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     250,871               102,248                62,780
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      259,754                84,217                87,367
 Net transfers                                   12,014                 8,107               178,680
 Surrenders for benefit payments and
  fees                                          (15,608)              (16,251)              (20,094)
 Other transactions                                  (1)                  (53)                  (37)
 Death benefits                                 (11,673)              (15,990)              (59,225)
 Net loan activity                                  172                 3,054                 8,310
 Cost of insurance and other fees              (228,425)              (56,674)              (69,152)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               16,233                 6,410               125,849
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          267,104               108,658               188,629
NET ASSETS:
 Beginning of year                            2,151,284               623,987               782,126
                                             ----------            ----------            ----------
 End of year                                 $2,418,388              $732,645              $970,755
                                             ==========            ==========            ==========

                                                                     INVESCO
                                            UIF MID CAP          VAN KAMPEN V.I.
                                               GROWTH                AMERICAN
                                             PORTFOLIO              VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT (4)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                 $1,063
 Net realized gain (loss) on security
  transactions                                    4,321                 (3,551)
 Net realized gain on distributions              12,826                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (8,427)                24,569
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                       8,720                 22,081
                                             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       22,072                 16,114
 Net transfers                                    2,092                 22,012
 Surrenders for benefit payments and
  fees                                           (2,227)                (9,838)
 Other transactions                                 177                     --
 Death benefits                                      --                     --
 Net loan activity                                   20                     24
 Cost of insurance and other fees               (12,664)               (10,016)
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                9,470                 18,296
                                             ----------             ----------
 Net increase (decrease) in net assets           18,190                 40,377
NET ASSETS:
 Beginning of year                               91,380                125,785
                                             ----------             ----------
 End of year                                   $109,570               $166,162
                                             ==========             ==========

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       OPPENHEIMER
                                         CAPITAL           OPPENHEIMER        OPPENHEIMER
                                       APPRECIATION     GLOBAL SECURITIES     MAIN STREET
                                         FUND/VA             FUND/VA            FUND/VA
                                       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $568             $6,218                $589
 Net realized gain (loss) on
  security transactions                     2,327             (8,379)                 46
 Net realized gain on distributions            --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          11,542             62,793               4,429
                                         --------           --------            --------
 Net increase (decrease) in net
  assets resulting from operations         14,437             60,632               5,064
                                         --------           --------            --------
UNIT TRANSACTIONS:
 Purchases                                 13,388             25,171              14,425
 Net transfers                             27,430            (43,872)             70,735
 Surrenders for benefit payments
  and fees                                (12,869)                --                  --
 Other transactions                            --                 (3)                 16
 Death benefits                                --                 --                  --
 Net loan activity                             --                  5                  --
 Cost of insurance and other fees          (6,705)           (21,716)             (6,331)
                                         --------           --------            --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             21,244            (40,415)             78,845
                                         --------           --------            --------
 Net increase (decrease) in net
  assets                                   35,681             20,217              83,909
NET ASSETS:
 Beginning of year                        106,540            305,281              18,328
                                         --------           --------            --------
 End of year                             $142,221           $325,498            $102,237
                                         ========           ========            ========

                                        OPPENHEIMER
                                        MAIN STREET        OPPENHEIMER
                                      SMALL- & MID-CAP        VALUE
                                          FUND/VA            FUND/VA
                                        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)                $274                $45
 Net realized gain (loss) on
  security transactions                     4,902                119
 Net realized gain on distributions            --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           8,413                325
                                          -------            -------
 Net increase (decrease) in net
  assets resulting from operations         13,589                489
                                          -------            -------
UNIT TRANSACTIONS:
 Purchases                                 10,876                 --
 Net transfers                             (1,086)                --
 Surrenders for benefit payments
  and fees                                 (5,553)                --
 Other transactions                            --                 --
 Death benefits                                --                 --
 Net loan activity                             (8)                --
 Cost of insurance and other fees          (9,293)            (1,005)
                                          -------            -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (5,064)            (1,005)
                                          -------            -------
 Net increase (decrease) in net
  assets                                    8,525               (516)
NET ASSETS:
 Beginning of year                         79,483              4,168
                                          -------            -------
 End of year                              $88,008             $3,652
                                          =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         PUTNAM VT         PUTNAM VT          PUTNAM VT
                                        DIVERSIFIED       GLOBAL ASSET          GLOBAL
                                        INCOME FUND     ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $25,407            $5,804             $42,389
 Net realized gain (loss) on
  security transactions                     (7,973)           (6,093)           (160,369)
 Net realized gain on distributions             --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           29,802            77,109             535,377
                                          --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from operations          47,236            76,820             417,397
                                          --------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                  31,303               244             106,851
 Net transfers                               3,315           (36,494)            (18,621)
 Surrenders for benefit payments and
  fees                                     (25,378)           (4,721)           (166,348)
 Other transactions                            (16)                3                   2
 Death benefits                            (10,906)               --                  --
 Net loan activity                             (15)               --                 232
 Cost of insurance and other fees          (27,407)          (43,533)           (152,654)
                                          --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (29,104)          (84,501)           (230,538)
                                          --------          --------          ----------
 Net increase (decrease) in net
  assets                                    18,132            (7,681)            186,859
NET ASSETS:
 Beginning of year                         420,536           557,205           2,158,396
                                          --------          --------          ----------
 End of year                              $438,668          $549,524          $2,345,255
                                          ========          ========          ==========

                                          PUTNAM VT          PUTNAM VT
                                          GROWTH AND       GLOBAL HEALTH
                                         INCOME FUND         CARE FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)                $99,645           $1,328
 Net realized gain (loss) on
  security transactions                     (328,473)           1,066
 Net realized gain on distributions               --            7,113
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          1,127,679            8,062
                                          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations           898,851           17,569
                                          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                   205,622               --
 Net transfers                               (79,499)              --
 Surrenders for benefit payments and
  fees                                      (194,269)              --
 Other transactions                             (696)              --
 Death benefits                             (155,967)              --
 Net loan activity                             7,922               --
 Cost of insurance and other fees           (281,626)          (5,618)
                                          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (498,513)          (5,618)
                                          ----------          -------
 Net increase (decrease) in net
  assets                                     400,338           11,951
NET ASSETS:
 Beginning of year                         4,809,930           79,838
                                          ----------          -------
 End of year                              $5,210,268          $91,789
                                          ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         PUTNAM VT                              PUTNAM VT
                                            HIGH             PUTNAM VT        INTERNATIONAL
                                         YIELD FUND         INCOME FUND        VALUE FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $166,123            $118,458           $1,587
 Net realized gain (loss) on
  security transactions                    (222,750)            (11,168)          (2,453)
 Net realized gain on distributions              --                  --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           377,989             132,232           10,516
                                         ----------          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations          321,362             239,522            9,650
                                         ----------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                   50,314             104,379              311
 Net transfers                              (49,366)             67,186               --
 Surrenders for benefit payments
  and fees                                 (107,210)            (13,428)              --
 Other transactions                               5                  --               --
 Death benefits                                (790)            (50,086)              --
 Net loan activity                               --                  --               --
 Cost of insurance and other fees          (103,453)           (133,152)          (3,937)
                                         ----------          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (210,500)            (25,101)          (3,626)
                                         ----------          ----------          -------
 Net increase (decrease) in net
  assets                                    110,862             214,421            6,024
NET ASSETS:
 Beginning of year                        2,028,511           2,138,837           45,928
                                         ----------          ----------          -------
 End of year                             $2,139,373          $2,353,258          $51,952
                                         ==========          ==========          =======

                                         PUTNAM VT          PUTNAM VT
                                       INTERNATIONAL      INTERNATIONAL
                                        EQUITY FUND        GROWTH FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)               $34,596             $238
 Net realized gain (loss) on
  security transactions                    (149,761)             316
 Net realized gain on distributions              --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           391,415            2,017
                                         ----------          -------
 Net increase (decrease) in net
  assets resulting from operations          276,250            2,571
                                         ----------          -------
UNIT TRANSACTIONS:
 Purchases                                   48,669               --
 Net transfers                              (50,796)              --
 Surrenders for benefit payments
  and fees                                  (60,422)              --
 Other transactions                              18               --
 Death benefits                                  --               --
 Net loan activity                             (433)              --
 Cost of insurance and other fees          (123,598)          (2,050)
                                         ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (186,562)          (2,050)
                                         ----------          -------
 Net increase (decrease) in net
  assets                                     89,688              521
NET ASSETS:
 Beginning of year                        1,318,793           12,963
                                         ----------          -------
 End of year                             $1,408,481          $13,484
                                         ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                PUTNAM VT            PUTNAM VT
                                            PUTNAM VT             MONEY              MULTI-CAP
                                          INVESTORS FUND       MARKET FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $824               $ --                $18,002
 Net realized gain (loss) on security
  transactions                                    301                 --                108,835
 Net realized gain on distributions                --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,161                 --                434,919
                                             --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     8,286                 --                561,756
                                             --------             ------             ----------
UNIT TRANSACTIONS:
 Purchases                                         --                 --                167,708
 Net transfers                                     --                 --                (52,293)
 Surrenders for benefit payments and
  fees                                             --                 --               (316,618)
 Other transactions                                --                 --                     (4)
 Death benefits                                    --                 --                     --
 Net loan activity                                 --                 --                 (1,939)
 Cost of insurance and other fees              (2,016)                (8)              (265,378)
                                             --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,016)                (8)              (468,524)
                                             --------             ------             ----------
 Net increase (decrease) in net assets          6,270                 (8)                93,232
NET ASSETS:
 Beginning of year                             49,152                225              3,455,698
                                             --------             ------             ----------
 End of year                                  $55,422               $217             $3,548,930
                                             ========             ======             ==========

                                             PUTNAM VT            PUTNAM VT
                                             SMALL CAP          GEORGE PUTNAM
                                            VALUE FUND          BALANCED FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                     $526                 $373
 Net realized gain (loss) on security
  transactions                                 (14,659)              (2,679)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      32,368                4,562
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                     18,235                2,256
                                             ---------             --------
UNIT TRANSACTIONS:
 Purchases                                       6,316                   --
 Net transfers                                 (13,281)                  --
 Surrenders for benefit payments and
  fees                                              --                   --
 Other transactions                                 (1)                (318)
 Death benefits                                     --               (6,663)
 Net loan activity                                  --                   --
 Cost of insurance and other fees               (6,354)                (451)
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,320)              (7,432)
                                             ---------             --------
 Net increase (decrease) in net assets           4,915               (5,176)
NET ASSETS:
 Beginning of year                             111,000               22,968
                                             ---------             --------
 End of year                                  $115,915              $17,792
                                             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                    PUTNAM VT
                                              GLOBAL              PUTNAM VT                CAPITAL
                                          UTILITIES FUND         VOYAGER FUND        OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,525               $24,207                   $539
 Net realized gain (loss) on security
  transactions                                  (3,511)               62,083                  6,978
 Net realized gain on distributions                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       6,562               766,654                 11,527
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                     12,576               852,944                 19,044
                                             ---------            ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                          --               242,698                  3,528
 Net transfers                                  (1,971)             (115,367)                   806
 Surrenders for benefit payments and
  fees                                              --              (234,189)               (19,146)
 Other transactions                                 --                    --                      3
 Death benefits                                     --                  (784)                    --
 Net loan activity                                  --                   485                    716
 Cost of insurance and other fees              (20,619)             (395,598)                (5,124)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (22,590)             (502,755)               (19,217)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets         (10,014)              350,189                   (173)
NET ASSETS:
 Beginning of year                             242,644             5,874,386                131,807
                                             ---------            ----------              ---------
 End of year                                  $232,630            $6,224,575               $131,634
                                             =========            ==========              =========

                                                                    INVESCO
                                             PUTNAM VT          VAN KAMPEN V.I.
                                               EQUITY              GROWTH AND
                                            INCOME FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $9,613                 $627
 Net realized gain (loss) on security
  transactions                                   55,001                  403
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (5,297)               5,359
                                             ----------             --------
 Net increase (decrease) in net assets
  resulting from operations                      59,317                6,389
                                             ----------             --------
UNIT TRANSACTIONS:
 Purchases                                       10,471                3,512
 Net transfers                                   11,432                9,310
 Surrenders for benefit payments and
  fees                                         (141,429)                  --
 Other transactions                                  74                    1
 Death benefits                                 (13,906)                  --
 Net loan activity                                 (528)                  66
 Cost of insurance and other fees               (14,677)              (3,220)
                                             ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (148,563)               9,669
                                             ----------             --------
 Net increase (decrease) in net assets          (89,246)              16,058
NET ASSETS:
 Beginning of year                              394,942               44,202
                                             ----------             --------
 End of year                                   $305,696              $60,260
                                             ==========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                          INVESCO                   INVESCO
                                                 INVESCO              VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                             VAN KAMPEN V.I.             AMERICAN                   MID CAP
                                              COMSTOCK FUND           FRANCHISE FUND              GROWTH FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT (5)(6)(7)      SUB-ACCOUNT (5)(8)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $6,108                     $ --                      $ --
 Net realized gain (loss) on security
  transactions                                     (3,705)                      47                   (28,537)
 Net realized gain on distributions                    --                       --                        39
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         66,723                   12,530                    42,067
                                                ---------                ---------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                        69,126                   12,577                    13,569
                                                ---------                ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                         14,008                    8,745                     9,970
 Net transfers                                     (2,393)                  16,264                    15,752
 Surrenders for benefit payments and
  fees                                            (13,130)                 (11,769)                   (8,566)
 Other transactions                                    --                       --                        --
 Death benefits                                   (13,299)                      --                        --
 Net loan activity                                     --                       --                    (1,492)
 Cost of insurance and other fees                 (24,196)                  (6,181)                   (7,036)
                                                ---------                ---------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (39,010)                   7,059                     8,628
                                                ---------                ---------                 ---------
 Net increase (decrease) in net assets             30,116                   19,636                    22,197
NET ASSETS:
 Beginning of year                                375,265                  102,437                   113,565
                                                ---------                ---------                 ---------
 End of year                                     $405,381                 $122,073                  $135,762
                                                =========                =========                 =========

(5)  Funded as of April 27, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $339                     $19,269                      $385
 Net realized gain (loss) on security
  transactions                                        11                     (25,563)                   12,359
 Net realized gain on distributions                   --                          --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (849)                    (92,233)                  (24,193)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets
  resulting from operations                         (499)                    (98,527)                  (11,449)
                                                 -------                   ---------                  --------
UNIT TRANSACTIONS:
 Purchases                                         2,122                      44,953                    21,710
 Net transfers                                       101                      24,176                   (54,315)
 Surrenders for benefit payments and
  fees                                                --                    (162,844)                       --
 Other transactions                                   --                         (11)                       (1)
 Death benefits                                       --                          --                        --
 Net loan activity                                    --                          (7)                       --
 Cost of insurance and other fees                 (1,671)                    (43,313)                  (19,686)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                   552                    (137,046)                  (52,292)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets                53                    (235,573)                  (63,741)
NET ASSETS:
 Beginning of year                                15,325                     662,218                   224,704
                                                 -------                   ---------                  --------
 End of year                                     $15,378                    $426,645                  $160,963
                                                 =======                   =========                  ========

                                                                    ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $55                     $3,177
 Net realized gain (loss) on security
  transactions                                       (34)                     8,026
 Net realized gain on distributions                   --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (255)                   (32,035)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from operations                         (234)                   (20,832)
                                                 -------                   --------
UNIT TRANSACTIONS:
 Purchases                                         2,121                      5,690
 Net transfers                                        72                    (18,594)
 Surrenders for benefit payments and
  fees                                                --                         --
 Other transactions                                   --                         --
 Death benefits                                       --                         --
 Net loan activity                                    --                         --
 Cost of insurance and other fees                 (3,346)                    (4,208)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,153)                   (17,112)
                                                 -------                   --------
 Net increase (decrease) in net assets            (1,387)                   (37,944)
NET ASSETS:
 Beginning of year                                 3,767                    154,085
                                                 -------                   --------
 End of year                                      $2,380                   $116,141
                                                 =======                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             INVESCO V.I.          INVESCO V.I.        INVESCO V.I.
                                               CAPITAL                 CORE           INTERNATIONAL
                                          APPRECIATION FUND        EQUITY FUND         GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $171                  $284              $4,941
 Net realized gain (loss) on security
  transactions                                     (653)                   20                (243)
 Net realized gain on distributions                  --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (8,684)                 (300)            (29,938)
                                               --------              --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      (9,166)                    4             (25,240)
                                               --------              --------            --------
UNIT TRANSACTIONS:
 Purchases                                        8,745                 1,397              34,168
 Net transfers                                      510                  (429)            119,692
 Surrenders for benefit payments and
  fees                                               --                    --                (984)
 Other transactions                                  (1)                   --                   2
 Death benefits                                      --                    --                  --
 Net loan activity                                   --                    --              (1,092)
 Cost of insurance and other fees               (15,187)               (3,001)            (28,638)
                                               --------              --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (5,933)               (2,033)            123,148
                                               --------              --------            --------
 Net increase (decrease) in net assets          (15,099)               (2,029)             97,908
NET ASSETS:
 Beginning of year                              117,536                29,604             299,678
                                               --------              --------            --------
 End of year                                   $102,437               $27,575            $397,586
                                               ========              ========            ========

                                           INVESCO V.I.        INVESCO V.I.
                                           MID CAP CORE         SMALL CAP
                                           EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,469                $ --
 Net realized gain (loss) on security
  transactions                                 (3,344)             (5,082)
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (34,308)            (10,983)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (36,183)            (16,065)
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     26,855              21,992
 Net transfers                                150,287             193,069
 Surrenders for benefit payments and
  fees                                             --                (233)
 Other transactions                                --                   6
 Death benefits                                    --                  --
 Net loan activity                                 --                (547)
 Cost of insurance and other fees             (20,428)            (32,589)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            156,714             181,698
                                             --------            --------
 Net increase (decrease) in net assets        120,531             165,633
NET ASSETS:
 Beginning of year                            339,805             397,391
                                             --------            --------
 End of year                                 $460,336            $563,024
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                         INVESCO V.I.
                                             INVESCO V.I.          INVESCO V.I.          BALANCED RISK
                                               CAPITAL                GLOBAL              ALLOCATION
                                           DEVELOPMENT FUND      REAL ESTATE FUND            FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)(B)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $665                $1,111
 Net realized gain (loss) on security
  transactions                                     (114)                  (43)               (2,336)
 Net realized gain on distributions                  --                    --                 3,724
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (8,741)               (1,747)                  798
                                               --------               -------               -------
 Net increase (decrease) in net assets
  resulting from operations                      (8,855)               (1,125)                3,297
                                               --------               -------               -------
UNIT TRANSACTIONS:
 Purchases                                       10,610                 7,415                 2,857
 Net transfers                                   17,177                 6,808                40,913
 Surrenders for benefit payments and
  fees                                               --                    --                    --
 Other transactions                                  (1)                   --                    --
 Death benefits                                      --                    --                    --
 Net loan activity                                   --                    --                  (231)
 Cost of insurance and other fees               (13,192)               (4,601)               (4,312)
                                               --------               -------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions               14,594                 9,622                39,227
                                               --------               -------               -------
 Net increase (decrease) in net assets            5,739                 8,497                42,524
NET ASSETS:
 Beginning of year                              107,826                 8,215                32,265
                                               --------               -------               -------
 End of year                                   $113,565               $16,712               $74,789
                                               ========               =======               =======


                                          ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                               REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO          BOND FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $186                   $2,371
 Net realized gain (loss) on security
  transactions                                      (138)                     225
 Net realized gain on distributions                1,680                      456
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (929)                     591
                                                 -------                 --------
 Net increase (decrease) in net assets
  resulting from operations                          799                    3,643
                                                 -------                 --------
UNIT TRANSACTIONS:
 Purchases                                           467                   10,124
 Net transfers                                    18,790                    3,668
 Surrenders for benefit payments and
  fees                                                --                       --
 Other transactions                                   --                        1
 Death benefits                                       --                       --
 Net loan activity                                    --                       --
 Cost of insurance and other fees                 (4,431)                 (10,080)
                                                 -------                 --------
 Net increase (decrease) in net assets
  resulting from unit transactions                14,826                    3,713
                                                 -------                 --------
 Net increase (decrease) in net assets            15,625                    7,356
NET ASSETS:
 Beginning of year                                    22                   77,934
                                                 -------                 --------
 End of year                                     $15,647                  $85,290
                                                 =======                 ========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS          BLUE CHIP
                                            GROWTH AND              ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,407               $146,810               $27,149
 Net realized gain (loss) on security
  transactions                                     90                (13,057)               (4,865)
 Net realized gain on distributions                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,522)               (47,239)              (41,055)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (4,025)                86,514               (18,771)
                                              -------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     10,110                339,209               106,899
 Net transfers                                  3,090                (82,137)               21,563
 Surrenders for benefit payments and
  fees                                             --                (29,621)              (74,419)
 Other transactions                                --                     58                    --
 Death benefits                                    --                (33,070)                   --
 Net loan activity                                 --                   (225)                   --
 Cost of insurance and other fees              (9,503)              (387,771)              (83,291)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,697               (193,557)              (29,248)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets           (328)              (107,043)              (48,019)
NET ASSETS:
 Beginning of year                             86,921              7,731,121             1,556,523
                                              -------             ----------            ----------
 End of year                                  $86,593             $7,624,078            $1,508,504
                                              =======             ==========            ==========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $104,624               $29,804
 Net realized gain (loss) on security
  transactions                                    7,674                (3,999)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       95,378              (234,807)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     207,676              (209,002)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      192,335               159,869
 Net transfers                                 (319,304)              161,389
 Surrenders for benefit payments and
  fees                                          (53,885)              (54,081)
 Other transactions                                (418)                   53
 Death benefits                                    (912)              (21,888)
 Net loan activity                              (11,037)              (11,596)
 Cost of insurance and other fees              (235,767)             (109,275)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (428,988)              124,471
                                             ----------            ----------
 Net increase (decrease) in net assets         (221,312)              (84,531)
NET ASSETS:
 Beginning of year                            3,682,204             2,156,953
                                             ----------            ----------
 End of year                                 $3,460,892            $2,072,422
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                            GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $62,534                $118,681                  $94,759
 Net realized gain (loss) on security
  transactions                                  (27,739)                (50,041)                   5,552
 Net realized gain on distributions                  --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (464,387)               (198,954)                (854,395)
                                             ----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from operations                    (429,592)               (130,314)                (754,084)
                                             ----------              ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                      695,430                 469,102                  385,528
 Net transfers                                  (14,152)               (223,605)                 513,475
 Surrenders for benefit payments and
  fees                                         (274,596)               (154,566)                (171,245)
 Other transactions                                 990                  (1,617)                   1,651
 Death benefits                                      --                 (18,231)                      --
 Net loan activity                              (55,187)                (35,156)                  (2,656)
 Cost of insurance and other fees              (489,179)               (414,048)                (243,424)
                                             ----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (136,694)               (378,121)                 483,329
                                             ----------              ----------               ----------
 Net increase (decrease) in net assets         (566,286)               (508,435)                (270,755)
NET ASSETS:
 Beginning of year                           10,121,112               7,850,095                5,041,834
                                             ----------              ----------               ----------
 End of year                                 $9,554,826              $7,341,660               $4,771,079
                                             ==========              ==========               ==========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL
                                           NEW WORLD FUND      CAPITALIZATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $31,495                $45,554
 Net realized gain (loss) on security
  transactions                                  (11,197)                 1,208
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (299,814)              (743,991)
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    (279,516)              (697,229)
                                             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      147,407                146,541
 Net transfers                                  118,735                 99,856
 Surrenders for benefit payments and
  fees                                           (6,317)                (7,260)
 Other transactions                                  (1)                   (88)
 Death benefits                                      --                     --
 Net loan activity                               (2,601)                (3,942)
 Cost of insurance and other fees               (78,027)               (93,616)
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              179,196                141,491
                                             ----------             ----------
 Net increase (decrease) in net assets         (100,320)              (555,738)
NET ASSETS:
 Beginning of year                            1,759,546              3,529,015
                                             ----------             ----------
 End of year                                 $1,659,226             $2,973,277
                                             ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                      ASSET MANAGER      EQUITY-INCOME         GROWTH
                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,454            $175,289              $20
 Net realized gain (loss) on
  security transactions                    (8,005)           (219,306)               1
 Net realized gain on distributions         2,549                  --               48
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (17,701)            124,655             (138)
                                         --------          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations        (12,703)             80,638              (69)
                                         --------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                     --             287,556              355
 Net transfers                                 --            (430,007)           3,664
 Surrenders for benefit payments
  and fees                                (15,276)           (467,885)              --
 Other transactions                            --                 167               --
 Death benefits                                --                  --               --
 Net loan activity                             --               7,790               --
 Cost of insurance and other fees         (38,156)           (407,527)          (1,143)
                                         --------          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (53,432)         (1,009,906)           2,876
                                         --------          ----------          -------
 Net increase (decrease) in net
  assets                                  (66,135)           (929,268)           2,807
NET ASSETS:
 Beginning of year                        569,410           7,666,053           12,111
                                         --------          ----------          -------
 End of year                             $503,275          $6,736,785          $14,918
                                         ========          ==========          =======

                                        FIDELITY VIP       FIDELITY VIP
                                         CONTRAFUND          OVERSEAS
                                         PORTFOLIO           PORTFOLIO
                                        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)               $14,766             $8,635
 Net realized gain (loss) on
  security transactions                     (35,635)           (16,951)
 Net realized gain on distributions              --              1,316
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (69,357)           (99,906)
                                         ----------          ---------
 Net increase (decrease) in net
  assets resulting from operations          (90,226)          (106,906)
                                         ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                   86,936                 --
 Net transfers                             (274,974)           (63,963)
 Surrenders for benefit payments
  and fees                                   (1,547)            (7,746)
 Other transactions                              --                  1
 Death benefits                                  --                 --
 Net loan activity                           (7,591)                --
 Cost of insurance and other fees          (141,725)           (40,726)
                                         ----------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (338,901)          (112,434)
                                         ----------          ---------
 Net increase (decrease) in net
  assets                                   (429,127)          (219,340)
NET ASSETS:
 Beginning of year                        2,204,237            738,688
                                         ----------          ---------
 End of year                             $1,775,110           $519,348
                                         ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                 FIDELITY VIP
                                          FIDELITY VIP        FIDELITY VIP      DYNAMIC CAPITAL
                                            MID CAP         VALUE STRATEGIES     APPRECIATION
                                           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $403              $175               $ --
 Net realized gain (loss) on security
  transactions                                 (5,060)               35                 72
 Net realized gain on distributions             3,163                --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (200,761)           (2,278)                 3
                                           ----------           -------             ------
 Net increase (decrease) in net
  assets resulting from operations           (202,255)           (2,068)                75
                                           ----------           -------             ------
UNIT TRANSACTIONS:
 Purchases                                    193,537             1,169              1,281
 Net transfers                                355,120                --                 --
 Surrenders for benefit payments and
  fees                                         (2,295)               --                 --
 Other transactions                             2,108                --                 --
 Death benefits                                    --                --                 --
 Net loan activity                             (3,693)               --                 --
 Cost of insurance and other fees             (95,010)           (1,005)              (465)
                                           ----------           -------             ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                449,767               164                816
                                           ----------           -------             ------
 Net increase (decrease) in net
  assets                                      247,512            (1,904)               891
NET ASSETS:
 Beginning of year                          1,408,962            23,138              2,483
                                           ----------           -------             ------
 End of year                               $1,656,474           $21,234             $3,374
                                           ==========           =======             ======


                                       FIDELITY VIP     FIDELITY VIP
                                       FREEDOM 2010     FREEDOM 2020
                                         PORTFOLIO       PORTFOLIO
                                        SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------  -------------------------------
OPERATIONS:
 Net investment income (loss)                 $1            $3,360
 Net realized gain (loss) on security
  transactions                                 1               476
 Net realized gain on distributions           --               643
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (4)           (6,420)
                                           -----          --------
 Net increase (decrease) in net
  assets resulting from operations            (2)           (1,941)
                                           -----          --------
UNIT TRANSACTIONS:
 Purchases                                   129            15,235
 Net transfers                                --                --
 Surrenders for benefit payments and
  fees                                        --                --
 Other transactions                           --                --
 Death benefits                               --                --
 Net loan activity                            --            (6,177)
 Cost of insurance and other fees           (227)          (16,503)
                                           -----          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (98)           (7,445)
                                           -----          --------
 Net increase (decrease) in net
  assets                                    (100)           (9,386)
NET ASSETS:
 Beginning of year                           175           176,889
                                           -----          --------
 End of year                                 $75          $167,503
                                           =====          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                           FIDELITY VIP        FIDELITY VIP            RISING
                                           FREEDOM 2030      STRATEGIC INCOME         DIVIDENDS
                                            PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $5,689                $827                 $496
 Net realized gain (loss) on security
  transactions                                     57                  --                  165
 Net realized gain on distributions               889                 356                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (15,267)               (799)               1,563
                                             --------             -------              -------
 Net increase (decrease) in net assets
  resulting from operations                    (8,632)                384                2,224
                                             --------             -------              -------
UNIT TRANSACTIONS:
 Purchases                                     13,954                 826                9,444
 Net transfers                                 10,529              18,919               19,430
 Surrenders for benefit payments and
  fees                                             --                  --                   --
 Other transactions                                --                  --                   --
 Death benefits                                    --                  --                   --
 Net loan activity                                 --                  --               (4,100)
 Cost of insurance and other fees             (18,894)             (1,643)              (4,627)
                                             --------             -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              5,589              18,102               20,147
                                             --------             -------              -------
 Net increase (decrease) in net assets         (3,043)             18,486               22,371
NET ASSETS:
 Beginning of year                            296,164               2,891               25,794
                                             --------             -------              -------
 End of year                                 $293,121             $21,377              $48,165
                                             ========             =======              =======

                                                                   FRANKLIN
                                              FRANKLIN           SMALL-MID CAP
                                               INCOME               GROWTH
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $68,307                $ --
 Net realized gain (loss) on security
  transactions                                   (2,751)               (193)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (42,415)             (1,853)
                                             ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                      23,141              (2,046)
                                             ----------             -------
UNIT TRANSACTIONS:
 Purchases                                      130,899              10,603
 Net transfers                                  106,549               6,230
 Surrenders for benefit payments and
  fees                                          (44,113)                 --
 Other transactions                                  --                  --
 Death benefits                                    (964)                 --
 Net loan activity                               (3,805)                 --
 Cost of insurance and other fees               (91,554)             (5,618)
                                             ----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               97,012              11,215
                                             ----------             -------
 Net increase (decrease) in net assets          120,153               9,169
NET ASSETS:
 Beginning of year                            1,085,327              26,093
                                             ----------             -------
 End of year                                 $1,205,480             $35,262
                                             ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           FRANKLIN          FRANKLIN
                                          SMALL CAP         STRATEGIC
                                            VALUE             INCOME         MUTUAL SHARES
                                       SECURITIES FUND   SECURITIES FUND    SECURITIES FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $6,701           $44,377             $33,041
 Net realized gain (loss) on security
  transactions                                  601             2,378                (714)
 Net realized gain on distributions              --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (43,001)          (29,356)            (45,138)
                                           --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from operations          (35,699)           17,399             (12,811)
                                           --------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                   87,735            60,974             176,923
 Net transfers                               (7,804)          (30,229)             48,936
 Surrenders for benefit payments and
  fees                                      (17,156)          (33,125)            (57,697)
 Other transactions                              (7)               (3)                967
 Death benefits                                  --                --                  --
 Net loan activity                             (792)           (9,129)             (3,639)
 Cost of insurance and other fees           (70,414)          (63,656)           (105,154)
                                           --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (8,438)          (75,168)             60,336
                                           --------          --------          ----------
 Net increase (decrease) in net
  assets                                    (44,137)          (57,769)             47,525
NET ASSETS:
 Beginning of year                          966,309           740,014           1,367,067
                                           --------          --------          ----------
 End of year                               $922,172          $682,245          $1,414,592
                                           ========          ========          ==========

                                          TEMPLETON
                                          DEVELOPING        TEMPLETON
                                           MARKETS           FOREIGN
                                       SECURITIES FUND   SECURITIES FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------  ----------------------------------
OPERATIONS:
 Net investment income (loss)                $1,155            $2,467
 Net realized gain (loss) on security
  transactions                                   83               167
 Net realized gain on distributions              --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (16,644)          (19,516)
                                           --------          --------
 Net increase (decrease) in net
  assets resulting from operations          (15,406)          (16,882)
                                           --------          --------
UNIT TRANSACTIONS:
 Purchases                                   49,226            18,871
 Net transfers                               38,338            44,246
 Surrenders for benefit payments and
  fees                                       (5,103)             (454)
 Other transactions                              --                10
 Death benefits                                  --                --
 Net loan activity                               --            (1,077)
 Cost of insurance and other fees           (13,831)          (19,437)
                                           --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               68,630            42,159
                                           --------          --------
 Net increase (decrease) in net
  assets                                     53,224            25,277
NET ASSETS:
 Beginning of year                           54,816           126,678
                                           --------          --------
 End of year                               $108,040          $151,955
                                           ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                            TEMPLETON              MUTUAL              FLEX CAP
                                              GROWTH          GLOBAL DISCOVERY          GROWTH
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,686               $27,561                $ --
 Net realized gain (loss) on security
  transactions                                 (1,967)               (3,296)                (16)
 Net realized gain on distributions                --                26,831                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (15,205)             (107,227)               (299)
                                             --------            ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                   (14,486)              (56,131)               (315)
                                             --------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                     31,574               127,084               2,633
 Net transfers                                  7,409               398,306                 155
 Surrenders for benefit payments and
  fees                                        (23,833)              (36,976)               (132)
 Other transactions                                (1)                    1                  --
 Death benefits                                    --                    --                  --
 Net loan activity                                159                (3,712)             (1,253)
 Cost of insurance and other fees             (21,422)              (78,994)             (1,855)
                                             --------            ----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (6,114)              405,709                (452)
                                             --------            ----------             -------
 Net increase (decrease) in net assets        (20,600)              349,578                (767)
NET ASSETS:
 Beginning of year                            188,520               834,807               4,601
                                             --------            ----------             -------
 End of year                                 $167,920            $1,184,385              $3,834
                                             ========            ==========             =======


                                             TEMPLETON              HARTFORD
                                            GLOBAL BOND             ADVISERS
                                          SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $95,072              $132,775
 Net realized gain (loss) on security
  transactions                                    2,362              (322,595)
 Net realized gain on distributions              11,056                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (124,543)              350,592
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (16,053)              160,772
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      173,145               284,797
 Net transfers                                  160,331              (196,868)
 Surrenders for benefit payments and
  fees                                           (2,408)             (498,611)
 Other transactions                                 268                  (805)
 Death benefits                                      --               (91,374)
 Net loan activity                               (5,535)               21,421
 Cost of insurance and other fees              (117,595)             (356,531)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              208,206              (837,971)
                                             ----------            ----------
 Net increase (decrease) in net assets          192,153              (677,199)
NET ASSETS:
 Beginning of year                            1,567,172             8,440,943
                                             ----------            ----------
 End of year                                 $1,759,325            $7,763,744
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND
                                             RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $29,106               $201,717              $210,960
 Net realized gain (loss) on security
  transactions                                    33,023               (812,927)               (6,180)
 Net realized gain on distributions                   --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       842,321             (2,536,603)              (60,418)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      904,450             (3,147,813)              144,362
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       462,168                942,801               467,467
 Net transfers                                    83,719               (408,400)             (190,369)
 Surrenders for benefit payments and
  fees                                          (406,785)            (1,720,265)             (661,757)
 Other transactions                                 (199)                 3,254                (1,691)
 Death benefits                                  (83,822)              (359,909)                   --
 Net loan activity                                (5,458)               (14,692)               27,145
 Cost of insurance and other fees               (675,976)            (1,239,891)             (542,049)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (626,353)            (2,797,102)             (901,254)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets           278,097             (5,944,915)             (756,892)
NET ASSETS:
 Beginning of year                            13,046,639             28,991,875            10,740,176
                                             -----------            -----------            ----------
 End of year                                 $13,324,736            $23,046,960            $9,983,284
                                             ===========            ===========            ==========


                                             HARTFORD            HARTFORD
                                          GLOBAL RESEARCH      GLOBAL GROWTH
                                             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2                 $13
 Net realized gain (loss) on security
  transactions                                    (29)                 15
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,598)             (6,183)
                                              -------             -------
 Net increase (decrease) in net assets
  resulting from operations                    (1,625)             (6,155)
                                              -------             -------
UNIT TRANSACTIONS:
 Purchases                                      4,394                 168
 Net transfers                                  1,444              20,257
 Surrenders for benefit payments and
  fees                                             --                  --
 Other transactions                                --                  --
 Death benefits                                    --                  --
 Net loan activity                                 --                  --
 Cost of insurance and other fees              (2,486)             (1,430)
                                              -------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,352              18,995
                                              -------             -------
 Net increase (decrease) in net assets          1,727              12,840
NET ASSETS:
 Beginning of year                             15,159              18,473
                                              -------             -------
 End of year                                  $16,886             $31,313
                                              =======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          HARTFORD                            HARTFORD
                                        DISCIPLINED         HARTFORD           GROWTH
                                           EQUITY            GROWTH         OPPORTUNITIES
                                          HLS FUND          HLS FUND          HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $12,489              $29               $ --
 Net realized gain (loss) on
  security transactions                       1,168              (13)            17,293
 Net realized gain on distributions              --               --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (2,670)          (1,788)          (106,551)
                                         ----------          -------          ---------
 Net increase (decrease) in net
  assets resulting from operations           10,987           (1,772)           (89,258)
                                         ----------          -------          ---------
UNIT TRANSACTIONS:
 Purchases                                   90,185            4,412             82,834
 Net transfers                               48,647            1,442            173,691
 Surrenders for benefit payments
  and fees                                   (2,063)              --            (99,601)
 Other transactions                              19               --                 20
 Death benefits                                  --               --                 --
 Net loan activity                           (2,200)              --             (5,204)
 Cost of insurance and other fees           (96,036)          (1,552)           (68,158)
                                         ----------          -------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               38,552            4,302             83,582
                                         ----------          -------          ---------
 Net increase (decrease) in net
  assets                                     49,539            2,530             (5,676)
NET ASSETS:
 Beginning of year                          977,167           16,530            942,219
                                         ----------          -------          ---------
 End of year                             $1,026,706          $19,060           $936,543
                                         ==========          =======          =========


                                         HARTFORD           HARTFORD
                                        HIGH YIELD           INDEX
                                         HLS FUND           HLS FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)             $64,363            $169,925
 Net realized gain (loss) on
  security transactions                      (481)           (115,963)
 Net realized gain on distributions            --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (34,825)            146,946
                                         --------          ----------
 Net increase (decrease) in net
  assets resulting from operations         29,057             200,908
                                         --------          ----------
UNIT TRANSACTIONS:
 Purchases                                 16,922             339,564
 Net transfers                            206,748             379,917
 Surrenders for benefit payments
  and fees                                   (571)           (676,804)
 Other transactions                            --                (793)
 Death benefits                                --             (56,847)
 Net loan activity                         (1,375)            (30,950)
 Cost of insurance and other fees         (60,163)           (427,069)
                                         --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            161,561            (472,982)
                                         --------          ----------
 Net increase (decrease) in net
  assets                                  190,618            (272,074)
NET ASSETS:
 Beginning of year                        612,569           9,922,334
                                         --------          ----------
 End of year                             $803,187          $9,650,260
                                         ========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD            HARTFORD
                                           INTERNATIONAL        SMALL/MID CAP          HARTFORD
                                           OPPORTUNITIES           EQUITY               MIDCAP
                                              HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,660               $ --               $24,665
 Net realized gain (loss) on security
  transactions                                   (4,281)             2,333                61,125
 Net realized gain on distributions                  --              1,010                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (843,310)            (2,376)             (370,721)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (844,931)               967              (284,931)
                                             ----------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                      183,076              4,046               157,268
 Net transfers                                  240,586                600              (162,270)
 Surrenders for benefit payments and
  fees                                         (326,448)            (8,311)             (230,477)
 Other transactions                              (3,068)                (1)                 (173)
 Death benefits                                 (77,387)                --                    --
 Net loan activity                                5,317                 --                   (48)
 Cost of insurance and other fees              (231,082)            (2,170)             (181,902)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (209,006)            (5,836)             (417,602)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets       (1,053,937)            (4,869)             (702,533)
NET ASSETS:
 Beginning of year                            6,020,539             17,560             3,808,405
                                             ----------            -------            ----------
 End of year                                 $4,966,602            $12,691            $3,105,872
                                             ==========            =======            ==========


                                             HARTFORD              HARTFORD
                                           MIDCAP VALUE          MONEY MARKET
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                      $63                  $ --
 Net realized gain (loss) on security
  transactions                                 (53,969)                   --
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,016                    --
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (52,890)                   --
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      24,588             2,961,930
 Net transfers                                 (96,086)           (2,316,112)
 Surrenders for benefit payments and
  fees                                         (96,841)           (2,398,864)
 Other transactions                               (203)                   --
 Death benefits                                     --              (140,291)
 Net loan activity                                  --                (6,159)
 Cost of insurance and other fees              (32,800)             (663,133)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (201,342)           (2,562,629)
                                             ---------            ----------
 Net increase (decrease) in net assets        (254,232)           (2,562,629)
NET ASSETS:
 Beginning of year                             764,325             9,896,455
                                             ---------            ----------
 End of year                                  $510,093            $7,333,826
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD               HARTFORD
                                           SMALL COMPANY         SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                 $ --                 $161,750
 Net realized gain (loss) on security
  transactions                                  117,295                   34                 (552,585)
 Net realized gain on distributions                  --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (251,672)                 126                  276,067
                                             ----------              -------              -----------
 Net increase (decrease) in net assets
  resulting from operations                    (134,377)                 160                 (114,768)
                                             ----------              -------              -----------
UNIT TRANSACTIONS:
 Purchases                                      112,636                  381                  379,734
 Net transfers                                 (197,037)                 (21)                (227,411)
 Surrenders for benefit payments and
  fees                                         (235,701)                  --                 (547,341)
 Other transactions                               3,063                   --                    1,017
 Death benefits                                 (55,692)                  --                 (218,938)
 Net loan activity                               (2,053)                  --                    5,998
 Cost of insurance and other fees              (183,420)              (2,636)                (448,685)
                                             ----------              -------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (558,204)              (2,276)              (1,055,626)
                                             ----------              -------              -----------
 Net increase (decrease) in net assets         (692,581)              (2,116)              (1,170,394)
NET ASSETS:
 Beginning of year                            4,028,754                9,215               12,424,799
                                             ----------              -------              -----------
 End of year                                 $3,336,173               $7,099              $11,254,405
                                             ==========              =======              ===========

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD
                                             SECURITIES              VALUE
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $55,460               $43,286
 Net realized gain (loss) on security
  transactions                                   (5,995)               (6,088)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       21,012               (95,829)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      70,477               (58,631)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       89,629               238,717
 Net transfers                                  131,900              (114,901)
 Surrenders for benefit payments and
  fees                                          (90,111)              (83,099)
 Other transactions                                  (1)                   23
 Death benefits                                      --                    --
 Net loan activity                                   --                (1,695)
 Cost of insurance and other fees              (129,365)             (180,746)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                2,052              (141,701)
                                             ----------            ----------
 Net increase (decrease) in net assets           72,529              (200,332)
NET ASSETS:
 Beginning of year                            1,697,167             2,534,529
                                             ----------            ----------
 End of year                                 $1,769,696            $2,334,197
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              LORD ABBETT      LORD ABBETT       LORD ABBETT
                                              FUNDAMENTAL        CAPITAL             BOND
                                              EQUITY FUND     STRUCTURE FUND    DEBENTURE FUND
                                            SUB-ACCOUNT (C)    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                $572           $21,533
 Net realized gain (loss) on security
  transactions                                     --              (2,390)           (1,116)
 Net realized gain on distributions                 1                  --             2,689
 Net unrealized appreciation
  (depreciation) of investments during the
  year                                             --               3,066           (10,984)
                                                 ----            --------          --------
 Net increase (decrease) in net assets
  resulting from operations                         1               1,248            12,122
                                                 ----            --------          --------
UNIT TRANSACTIONS:
 Purchases                                         22               3,264            59,193
 Net transfers                                      8             (21,328)           92,480
 Surrenders for benefit payments and fees          --                (135)          (15,979)
 Other transactions                                --                  --                (3)
 Death benefits                                    --                  --                --
 Net loan activity                                 --              (1,250)              (18)
 Cost of insurance and other fees                 (14)             (2,458)          (32,546)
                                                 ----            --------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions                 16             (21,907)          103,127
                                                 ----            --------          --------
 Net increase (decrease) in net assets             17             (20,659)          115,249
NET ASSETS:
 Beginning of year                                 --              40,624           260,332
                                                 ----            --------          --------
 End of year                                      $17             $19,965          $375,581
                                                 ====            ========          ========

                                              LORD ABBETT
                                              GROWTH AND       MFS GROWTH
                                              INCOME FUND        SERIES
                                              SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------  --------------------------------
OPERATIONS:
 Net investment income (loss)                      $474             $ --
 Net realized gain (loss) on security
  transactions                                     (333)             (15)
 Net realized gain on distributions                  --               --
 Net unrealized appreciation
  (depreciation) of investments during the
  year                                           (4,537)             (84)
                                                -------          -------
 Net increase (decrease) in net assets
  resulting from operations                      (4,396)             (99)
                                                -------          -------
UNIT TRANSACTIONS:
 Purchases                                        6,502              173
 Net transfers                                    5,178           11,474
 Surrenders for benefit payments and fees            --               --
 Other transactions                                  --               --
 Death benefits                                      --               --
 Net loan activity                                   --               --
 Cost of insurance and other fees                (7,835)            (395)
                                                -------          -------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,845           11,252
                                                -------          -------
 Net increase (decrease) in net assets             (551)          11,153
NET ASSETS:
 Beginning of year                               61,502              179
                                                -------          -------
 End of year                                    $60,951          $11,332
                                                =======          =======

(c)  Funded as of May 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          MFS INVESTORS          MFS NEW              MFS TOTAL
                                          TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $202                 $ --                $57,541
 Net realized gain (loss) on security
  transactions                                   (39)              (1,867)                 1,644
 Net realized gain on distributions               --               17,411                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (784)             (32,851)               (22,940)
                                             -------             --------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     (621)             (17,307)                36,245
                                             -------             --------             ----------
UNIT TRANSACTIONS:
 Purchases                                     1,296                6,597                229,518
 Net transfers                                 6,150               16,396                (14,845)
 Surrenders for benefit payments and
  fees                                            --                   --                   (545)
 Other transactions                               --                   --                      1
 Death benefits                                   --                   --                     --
 Net loan activity                                --                   --                 (3,353)
 Cost of insurance and other fees             (2,800)              (3,902)              (150,378)
                                             -------             --------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             4,646               19,091                 60,398
                                             -------             --------             ----------
 Net increase (decrease) in net assets         4,025                1,784                 96,643
NET ASSETS:
 Beginning of year                            16,286              135,067              2,054,641
                                             -------             --------             ----------
 End of year                                 $20,311             $136,851             $2,151,284
                                             =======             ========             ==========

                                             MFS VALUE          MFS RESEARCH
                                              SERIES             BOND SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,523              $23,353
 Net realized gain (loss) on security
  transactions                                   2,138               (1,966)
 Net realized gain on distributions              2,576               10,053
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (16,597)              20,187
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (2,360)              51,627
                                             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      72,192               70,273
 Net transfers                                    (446)             185,880
 Surrenders for benefit payments and
  fees                                          (2,045)              (1,478)
 Other transactions                                 (1)                  (7)
 Death benefits                                     --                   --
 Net loan activity                              (3,924)              (3,621)
 Cost of insurance and other fees              (48,989)             (55,968)
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              16,787              195,079
                                             ---------            ---------
 Net increase (decrease) in net assets          14,427              246,706
NET ASSETS:
 Beginning of year                             609,560              535,420
                                             ---------            ---------
 End of year                                  $623,987             $782,126
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             INVESCO         OPPENHEIMER
                                         UIF MID CAP     VAN KAMPEN V.I.       CAPITAL
                                            GROWTH           MID CAP         APPRECIATION
                                          PORTFOLIO         VALUE FUND         FUND/VA
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $238              $837              $136
 Net realized gain (loss) on security
  transactions                                   48             1,128               782
 Net realized gain on distributions              40                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (7,349)           (1,541)           (2,798)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets resulting from operations           (7,023)              424            (1,880)
                                           --------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                   20,786            11,160            10,451
 Net transfers                               (1,121)           (4,064)           (5,813)
 Surrenders for benefit payments and
  fees                                         (210)             (206)               --
 Other transactions                              (1)               (2)               --
 Death benefits                                  --                --                --
 Net loan activity                           (2,541)           (2,157)               --
 Cost of insurance and other fees           (14,722)          (16,361)          (15,793)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                2,191           (11,630)          (11,155)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets                                     (4,832)          (11,206)          (13,035)
NET ASSETS:
 Beginning of year                           96,212           136,991           119,575
                                           --------          --------          --------
 End of year                                $91,380          $125,785          $106,540
                                           ========          ========          ========


                                           OPPENHEIMER        OPPENHEIMER
                                        GLOBAL SECURITIES     MAIN STREET
                                             FUND/VA            FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)                 $3,400               $100
 Net realized gain (loss) on security
  transactions                                   837                 76
 Net realized gain on distributions               --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (32,987)                (6)
                                            --------            -------
 Net increase (decrease) in net
  assets resulting from operations           (28,750)               170
                                            --------            -------
UNIT TRANSACTIONS:
 Purchases                                    25,786              4,389
 Net transfers                                (3,948)              (225)
 Surrenders for benefit payments and
  fees                                        (8,252)                --
 Other transactions                               --                 --
 Death benefits                                   --                 --
 Net loan activity                            (1,535)                --
 Cost of insurance and other fees            (20,521)            (3,808)
                                            --------            -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                (8,470)               356
                                            --------            -------
 Net increase (decrease) in net
  assets                                     (37,220)               526
NET ASSETS:
 Beginning of year                           342,501             17,802
                                            --------            -------
 End of year                                $305,281            $18,328
                                            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                         MAIN STREET        OPPENHEIMER       PUTNAM VT
                                       SMALL- & MID-CAP        VALUE         DIVERSIFIED
                                           FUND/VA            FUND/VA        INCOME FUND
                                       SUB-ACCOUNT (D)      SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $294                $28           $45,912
 Net realized gain (loss) on
  security transactions                      2,053                (21)           (9,552)
 Net realized gain on distributions             --                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (3,661)               (67)          (49,456)
                                           -------            -------          --------
 Net increase (decrease) in net
  assets resulting from operations          (1,314)               (60)          (13,096)
                                           -------            -------          --------
UNIT TRANSACTIONS:
 Purchases                                  11,472                724            30,675
 Net transfers                              (1,860)             1,683            18,822
 Surrenders for benefit payments and
  fees                                        (520)                --           (31,520)
 Other transactions                              3                 --                --
 Death benefits                                 --                 --                --
 Net loan activity                              (8)                --               (14)
 Cost of insurance and other fees           (9,667)            (1,179)          (29,459)
                                           -------            -------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                (580)             1,228           (11,496)
                                           -------            -------          --------
 Net increase (decrease) in net
  assets                                    (1,894)             1,168           (24,592)
NET ASSETS:
 Beginning of year                          81,377              3,000           445,128
                                           -------            -------          --------
 End of year                               $79,483             $4,168          $420,536
                                           =======            =======          ========


                                         PUTNAM VT          PUTNAM VT
                                        GLOBAL ASSET          GLOBAL
                                      ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)              $28,598             $59,209
 Net realized gain (loss) on
  security transactions                    (12,375)           (314,278)
 Net realized gain on distributions             --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (17,835)            169,609
                                          --------          ----------
 Net increase (decrease) in net
  assets resulting from operations          (1,612)            (85,460)
                                          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                   1,905             129,149
 Net transfers                                 (16)            (27,899)
 Surrenders for benefit payments and
  fees                                     (37,197)           (378,541)
 Other transactions                             --                (233)
 Death benefits                                 --             (58,247)
 Net loan activity                              --             (21,299)
 Cost of insurance and other fees          (33,203)           (139,960)
                                          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (68,511)           (497,030)
                                          --------          ----------
 Net increase (decrease) in net
  assets                                   (70,123)           (582,490)
NET ASSETS:
 Beginning of year                         627,328           2,740,886
                                          --------          ----------
 End of year                              $557,205          $2,158,396
                                          ========          ==========

(d) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM VT          PUTNAM VT          PUTNAM VT
                                       GROWTH AND       GLOBAL HEALTH           HIGH
                                      INCOME FUND         CARE FUND          YIELD FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $84,328            $1,200            $194,124
 Net realized gain (loss) on
  security transactions                  (563,606)            3,590            (112,217)
 Net realized gain on
  distributions                                --             2,878                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         224,899            (5,974)            (28,839)
                                       ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             (254,379)            1,694              53,068
                                       ----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                249,720                --              65,845
 Net transfers                           (142,424)               --             (26,614)
 Surrenders for benefit payments
  and fees                               (575,316)          (26,003)           (416,708)
 Other transactions                        (2,102)               --               1,199
 Death benefits                          (102,046)               --                  --
 Net loan activity                          6,982                --                  --
 Cost of insurance and other fees        (284,854)           (4,708)            (91,069)
                                       ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (850,040)          (30,711)           (467,347)
                                       ----------          --------          ----------
 Net increase (decrease) in net
  assets                               (1,104,419)          (29,017)           (414,279)
NET ASSETS:
 Beginning of year                      5,914,349           108,855           2,442,790
                                       ----------          --------          ----------
 End of year                           $4,809,930           $79,838          $2,028,511
                                       ==========          ========          ==========

                                                          PUTNAM VT
                                       PUTNAM VT        INTERNATIONAL
                                      INCOME FUND         VALUE FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)            $224,129            $1,497
 Net realized gain (loss) on
  security transactions                     2,811            (1,453)
 Net realized gain on
  distributions                                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (98,098)           (7,326)
                                       ----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                              128,842            (7,282)
                                       ----------          --------
UNIT TRANSACTIONS:
 Purchases                                 49,707               310
 Net transfers                             41,806                --
 Surrenders for benefit payments
  and fees                               (413,503)               --
 Other transactions                          (126)               --
 Death benefits                          (161,883)               --
 Net loan activity                             --                --
 Cost of insurance and other fees        (131,909)           (3,338)
                                       ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (615,908)           (3,028)
                                       ----------          --------
 Net increase (decrease) in net
  assets                                 (487,066)          (10,310)
NET ASSETS:
 Beginning of year                      2,625,903            56,238
                                       ----------          --------
 End of year                           $2,138,837           $45,928
                                       ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          INTERNATIONAL       INTERNATIONAL      PUTNAM VT
                                           EQUITY FUND         GROWTH FUND    INVESTORS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $56,426             $427             $707
 Net realized gain (loss) on security
  transactions                                  (14,420)             (29)             (80)
 Net realized gain on distributions                  --               --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              (318,316)          (3,275)            (581)
                                           ------------          -------          -------
 Net increase (decrease) in net
  assets resulting from operations             (276,310)          (2,877)              46
                                           ------------          -------          -------
UNIT TRANSACTIONS:
 Purchases                                       46,903               --               --
 Net transfers                                  164,759               --           (2,059)
 Surrenders for benefit payments and
  fees                                         (154,442)              --               --
 Other transactions                                  (3)              --               --
 Death benefits                                      --               --               --
 Net loan activity                                   --               --               --
 Cost of insurance and other fees              (108,610)          (1,768)          (1,577)
                                           ------------          -------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                  (51,393)          (1,768)          (3,636)
                                           ------------          -------          -------
 Net increase (decrease) in net
  assets                                       (327,703)          (4,645)          (3,590)
NET ASSETS:
 Beginning of year                            1,646,496           17,608           52,742
                                           ------------          -------          -------
 End of year                                 $1,318,793          $12,963          $49,152
                                           ============          =======          =======

                                        PUTNAM VT         PUTNAM VT
                                          MONEY           MULTI-CAP
                                       MARKET FUND       GROWTH FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------  ----------------------------------
OPERATIONS:
 Net investment income (loss)              $ --               $15,113
 Net realized gain (loss) on security
  transactions                               --                21,732
 Net realized gain on distributions          --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            --              (204,075)
                                           ----          ------------
 Net increase (decrease) in net
  assets resulting from operations           --              (167,230)
                                           ----          ------------
UNIT TRANSACTIONS:
 Purchases                                   --               172,600
 Net transfers                               --               (52,016)
 Surrenders for benefit payments and
  fees                                       --              (219,168)
 Other transactions                          --                  (759)
 Death benefits                              --               (22,787)
 Net loan activity                           --                 5,442
 Cost of insurance and other fees           (59)             (232,891)
                                           ----          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (59)             (349,579)
                                           ----          ------------
 Net increase (decrease) in net
  assets                                    (59)             (516,809)
NET ASSETS:
 Beginning of year                          284             3,972,507
                                           ----          ------------
 End of year                               $225            $3,455,698
                                           ====          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            SMALL CAP          GEORGE PUTNAM            GLOBAL
                                            VALUE FUND         BALANCED FUND        UTILITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $570                 $573              $11,344
 Net realized gain (loss) on security
  transactions                                 12,792               (7,749)              (4,755)
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (18,964)               8,842              (23,320)
                                             --------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                    (5,602)               1,666              (16,731)
                                             --------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                      9,040                   --                   --
 Net transfers                                 10,724              (23,001)                  --
 Surrenders for benefit payments and
  fees                                        (66,079)                  --              (34,947)
 Other transactions                                --                   --                   --
 Death benefits                                    --                   --                   --
 Net loan activity                                 --                   --                   --
 Cost of insurance and other fees              (7,233)              (2,798)             (17,251)
                                             --------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (53,548)             (25,799)             (52,198)
                                             --------             --------             --------
 Net increase (decrease) in net assets        (59,150)             (24,133)             (68,929)
NET ASSETS:
 Beginning of year                            170,150               47,101              311,573
                                             --------             --------             --------
 End of year                                 $111,000              $22,968             $242,644
                                             ========             ========             ========

                                                                    PUTNAM VT
                                             PUTNAM VT               CAPITAL
                                            VOYAGER FUND        OPPORTUNITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $19,619                  $160
 Net realized gain (loss) on security
  transactions                                  (26,524)                4,926
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,288,805)               (8,006)
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                  (1,295,710)               (2,920)
                                             ----------              --------
UNIT TRANSACTIONS:
 Purchases                                      269,591                 5,537
 Net transfers                                   55,380                 9,840
 Surrenders for benefit payments and
  fees                                         (442,450)              (55,365)
 Other transactions                                 134                  (108)
 Death benefits                                (130,149)              (16,966)
 Net loan activity                               15,971                 1,430
 Cost of insurance and other fees              (341,521)               (6,688)
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (573,044)              (62,320)
                                             ----------              --------
 Net increase (decrease) in net assets       (1,868,754)              (65,240)
NET ASSETS:
 Beginning of year                            7,743,140               197,047
                                             ----------              --------
 End of year                                 $5,874,386              $131,807
                                             ==========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   INVESCO
                                              PUTNAM VT        VAN KAMPEN V.I.        INVESCO
                                                EQUITY           GROWTH AND       VAN KAMPEN V.I.
                                             INCOME FUND         INCOME FUND       COMSTOCK FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,799                $365            $5,423
 Net realized gain (loss) on security
  transactions                                    3,297                  52            (2,955)
 Net realized gain on distributions                  --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (2,041)               (992)          (10,968)
                                               --------             -------          --------
 Net increase (decrease) in net assets
  resulting from operations                       9,055                (575)           (8,500)
                                               --------             -------          --------
UNIT TRANSACTIONS:
 Purchases                                        8,762               3,455            14,199
 Net transfers                                   16,371               9,310            (4,497)
 Surrenders for benefit payments and
  fees                                          (36,719)               (132)               --
 Other transactions                                (190)                 --                (2)
 Death benefits                                  (5,404)                 --                --
 Net loan activity                                   --              (1,240)               --
 Cost of insurance and other fees               (17,860)             (3,041)          (30,019)
                                               --------             -------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (35,040)              8,352           (20,319)
                                               --------             -------          --------
 Net increase (decrease) in net assets          (25,985)              7,777           (28,819)
NET ASSETS:
 Beginning of year                              420,927              36,425           404,084
                                               --------             -------          --------
 End of year                                   $394,942             $44,202          $375,265
                                               ========             =======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio*, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Balanced Risk Allocation Fund, AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco Van Kampen V.I. Capital Growth Fund) (formerly Invesco Van Kampen V.I. Capital Growth
     Fund), and Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco Van Kampen V.I. Mid Cap Growth Fund).

       * This fund was not funded as of December 31, 2012, and as a result, is not presented in the statements of assets and liabilities.

     The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

-------------------------------------------------------------------------------

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover shorter longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges
           (COI), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through a redemption of units from applicable contract owners' accounts and are included on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account's average daily net assets. These expenses are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Sponsor Company receives fees for administrative services performed. The amount deducted from policy holders' accounts for these fees is based upon the face amount of the policy at the policy issuance date. These expenses are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are deducted through a redemption of units and are included in cost of insurance and other fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       e) ISSUE CHARGES -- The Sponsor Company may charge an expense of $20 plus $0.05 per $1,000 of the initial face amount of the policy. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees in the accompanying statements of changes in net assets.

       f) OTHER FEES -- The monthly per $1,000 charge, which is based on the initial face amount, may be deducted, by the Sponsor Company, at a maximum fee of $36. These charges are deducted through redemption of units from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                                  $1,964        $1,260
AllianceBernstein VPS International Value Portfolio         68,676        62,215
AllianceBernstein VPS Small/Mid-Cap Value Portfolio         37,363        27,561
AllianceBernstein VPS Value Portfolio*                       3,179         5,691
AllianceBernstein VPS International Growth
 Portfolio                                                   7,071         7,425
Invesco V.I. Core Equity Fund                                  625         7,325
Invesco V.I. International Growth Fund                      65,885        33,423
Invesco V.I. Mid Cap Core Equity Fund                       32,530        72,282
Invesco V.I. Small Cap Equity Fund                          38,355       166,018
Invesco V.I. Global Real Estate Fund                         9,252         6,446

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund                 $92,336       $27,100
AllianceBernstein VPS Real Estate Investment
 Portfolio                                                  17,184        11,779
American Funds Global Bond Fund                             23,947         8,704
American Funds Global Growth and Income Fund                21,509         8,002
American Funds Asset Allocation Fund                       570,206       553,035
American Funds Blue Chip Income and Growth Fund            110,339       332,316
American Funds Bond Fund                                   417,048       717,472
American Funds Global Growth Fund                          206,563       176,366
American Funds Growth Fund                                 463,039       900,204
American Funds Growth-Income Fund                          419,684       558,037
American Funds International Fund                          392,163       587,645
American Funds New World Fund                              124,677       329,894
American Funds Global Small Capitalization Fund            133,803       140,343
Fidelity VIP Asset Manager Portfolio                         7,202       239,823
Fidelity VIP Equity-Income Portfolio                       984,667     1,042,578
Fidelity VIP Growth Portfolio                                3,067           223
Fidelity VIP Contrafund Portfolio                          195,180       243,571
Fidelity VIP Overseas Portfolio                             12,728        46,125
Fidelity VIP Mid Cap Portfolio                             419,538       173,054
Fidelity VIP Value Strategies Portfolio                      1,037           910
Fidelity VIP Dynamic Capital Appreciation Portfolio          1,285         3,786
Fidelity VIP Freedom 2010 Portfolio                          5,191           291
Fidelity VIP Freedom 2020 Portfolio                         22,718        13,198
Fidelity VIP Freedom 2030 Portfolio                         48,047        14,759
Fidelity VIP Strategic Income Portfolio                     12,590        11,503
Franklin Rising Dividends Securities Fund                   38,622        20,187
Franklin Income Securities Fund                            231,398       156,212
Franklin Small-Mid Cap Growth Securities Fund               14,476         6,204
Franklin Small Cap Value Securities Fund                    83,180       177,279
Franklin Strategic Income Securities Fund                  173,204       126,902
Mutual Shares Securities Fund                              138,268       233,443
Templeton Developing Markets Securities Fund                82,693        25,229
Templeton Foreign Securities Fund                           34,794        29,709
Templeton Growth Securities Fund                            28,675        31,629
Mutual Global Discovery Securities Fund                    250,634       138,236
Franklin Flex Cap Growth Securities Fund                    11,142         2,523
Templeton Global Bond Securities Fund                      300,671       194,826
Hartford Balanced HLS Fund*                                361,253       856,615
Hartford Total Return Bond HLS Fund                      1,145,486     1,520,303
Hartford Capital Appreciation HLS Fund                     632,786     2,434,981
Hartford Dividend and Growth HLS Fund                      448,629     1,669,028
Hartford Global Research HLS Fund                            4,446         2,332
Hartford Global Growth HLS Fund                                501        20,982
Hartford Disciplined Equity HLS Fund                       107,563       360,802
Hartford Growth HLS Fund                                     4,466         1,369
Hartford Growth Opportunities HLS Fund                     148,363       153,052
Hartford High Yield HLS Fund                               327,860        97,847
Hartford Index HLS Fund                                    579,804     1,928,705
Hartford International Opportunities HLS Fund              327,948       524,606
Hartford Small/Mid Cap Equity HLS Fund                       4,176        11,309

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                  $133,314      $263,828
Hartford MidCap Value HLS Fund                              58,684       157,929
Hartford Money Market HLS Fund                           3,273,873     4,582,118
Hartford Small Company HLS Fund                            130,810       288,227
Hartford SmallCap Growth HLS Fund                              175         2,607
Hartford Stock HLS Fund                                    420,770       950,693
Hartford U.S. Government Securities HLS Fund               397,548       277,066
Hartford Value HLS Fund                                    204,858       324,783
Lord Abbett Fundamental Equity Fund                             11            20
Lord Abbett Calibrated Dividend Growth Fund*                 3,936         1,789
Lord Abbett Bond Debenture Fund                            161,302       124,719
Lord Abbett Growth and Income Fund                           7,257        34,831
MFS Growth Series                                            2,553         2,604
MFS Investors Trust Series                                   7,366         3,456
MFS New Discovery Series                                    46,686       100,873
MFS Total Return Series                                    324,502       241,837
MFS Value Series                                            97,652        74,620
MFS Research Bond Series                                   299,823       142,213
UIF Mid Cap Growth Portfolio                                41,138        18,842
Invesco Van Kampen V.I. American Value Fund*                54,377        35,018
Oppenheimer Capital Appreciation Fund/VA                    41,959        20,147
Oppenheimer Global Securities Fund/VA                       31,339        65,536
Oppenheimer Main Street Fund/VA                             85,649         6,216
Oppenheimer Main Street Small- & Mid-Cap Fund/VA             7,864        12,654
Oppenheimer Value Fund/VA                                       45         1,005
Putnam VT Diversified Income Fund                           57,087        60,784
Putnam VT Global Asset Allocation Fund                       5,879        84,577
Putnam VT Global Equity Fund                               107,025       295,173
Putnam VT Growth and Income Fund                           209,719       608,586
Putnam VT Global Health Care Fund                            8,441         5,619
Putnam VT High Yield Fund                                  274,763       319,140
Putnam VT Income Fund                                      280,064       186,707
Putnam VT International Value Fund                           1,657         3,696
Putnam VT International Equity Fund                         87,544       239,509
Putnam VT International Growth Fund                            238         2,050
Putnam VT Investors Fund                                       824         2,016
Putnam VT Money Market Fund                                      1             9
Putnam VT Multi-Cap Growth Fund                            128,773       579,295
Putnam VT Small Cap Value Fund                              15,000        27,794
Putnam VT George Putnam Balanced Fund                          373         7,432
Putnam VT Global Utilities Fund                              9,525        22,590
Putnam VT Voyager Fund                                     190,634       669,182
Putnam VT Capital Opportunities Fund                        25,757        44,435
Putnam VT Equity Income Fund                                34,251       173,201
Invesco Van Kampen V.I. Growth and Income Fund              13,035         2,738
Invesco Van Kampen V.I. Comstock Fund                       31,697        64,599
Invesco Van Kampen V.I. American Franchise Fund*           143,549       136,490
Invesco Van Kampen V.I. Mid Cap Growth Fund*               155,051       146,384

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio                  154         118              36
AllianceBernstein VPS International
 Value Portfolio                          8,834       8,515             319
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                          2,285       2,018             267
AllianceBernstein VPS Value
 Portfolio*                                 368         651            (283)
AllianceBernstein VPS International
 Growth Portfolio                           661         855            (194)
Invesco V.I. Core Equity Fund                22         445            (423)
Invesco V.I. International Growth
 Fund                                     6,034       3,324           2,710
Invesco V.I. Mid Cap Core Equity
 Fund                                     1,552       4,018          (2,466)
Invesco V.I. Small Cap Equity Fund        2,641      11,159          (8,518)
Invesco V.I. Global Real Estate
 Fund                                       577         419             158
Invesco V.I. Balanced Risk
 Allocation Fund                          7,737       2,290           5,447
AllianceBernstein VPS Real Estate
 Investment Portfolio                       675         553             122
American Funds Global Bond Fund           1,681         704             977
American Funds Global Growth and
 Income Fund                              1,956         807           1,149
American Funds Asset Allocation
 Fund                                    23,769      31,596          (7,827)
American Funds Blue Chip Income and
 Growth Fund                              5,122      20,309         (15,187)
American Funds Bond Fund                 23,176      49,469         (26,293)
American Funds Global Growth Fund       105,370     100,177           5,193
American Funds Growth Fund              291,965     678,356        (386,391)
American Funds Growth-Income Fund       191,501     370,943        (179,442)
American Funds International Fund        14,854      26,748         (11,894)
American Funds New World Fund             3,702      11,086          (7,384)
American Funds Global Small
 Capitalization Fund                     45,107      70,307         (25,200)
Fidelity VIP Asset Manager
 Portfolio                                   --      81,601         (81,601)
Fidelity VIP Equity-Income
 Portfolio                              100,869     322,891        (222,022)
Fidelity VIP Growth Portfolio               286          21             265
Fidelity VIP Contrafund Portfolio        12,771      18,103          (5,332)
Fidelity VIP Overseas Portfolio               1      20,981         (20,980)
Fidelity VIP Mid Cap Portfolio           17,548      12,118           5,430
Fidelity VIP Value Strategies
 Portfolio                                   78          80              (2)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                     105         336            (231)
Fidelity VIP Freedom 2010 Portfolio         450          25             425
Fidelity VIP Freedom 2020 Portfolio       1,544       1,174             370
Fidelity VIP Freedom 2030 Portfolio       3,512       1,364           2,148
Fidelity VIP Strategic Income
 Portfolio                                  877         842              35
Franklin Rising Dividends
 Securities Fund                          2,486       1,316           1,170
Franklin Income Securities Fund          10,548      11,116            (568)
Franklin Small-Mid Cap Growth
 Securities Fund                            935         502             433
Franklin Small Cap Value Securities
 Fund                                     3,545       8,432          (4,887)
Franklin Strategic Income
 Securities Fund                          8,842       9,304            (462)
Mutual Shares Securities Fund             6,482      13,992          (7,510)
Templeton Developing Markets
 Securities Fund                          8,419       2,605           5,814
Templeton Foreign Securities Fund         3,274       3,195              79
Templeton Growth Securities Fund          2,645       3,155            (510)
Mutual Global Discovery Securities
 Fund                                    11,071      10,275             796
Franklin Flex Cap Growth Securities
 Fund                                       959         214             745

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Bond Securities
 Fund                                    10,359      11,423          (1,064)
Hartford Balanced HLS Fund*              34,450     230,024        (195,574)
Hartford Total Return Bond HLS Fund     189,220     481,228        (292,008)
Hartford Capital Appreciation HLS
 Fund                                    38,979     345,605        (306,626)
Hartford Dividend and Growth HLS
 Fund                                    48,632     358,296        (309,664)
Hartford Global Research HLS Fund           403         226             177
Hartford Global Growth HLS Fund             347      17,029         (16,682)
Hartford Disciplined Equity HLS
 Fund                                    54,876     211,795        (156,919)
Hartford Growth HLS Fund                    399         123             276
Hartford Growth Opportunities HLS
 Fund                                     6,778       7,244            (466)
Hartford High Yield HLS Fund             15,814       6,371           9,443
Hartford Index HLS Fund                  98,044     474,254        (376,210)
Hartford International
 Opportunities HLS Fund                  70,801     161,916         (91,115)
Hartford Small/Mid Cap Equity HLS
 Fund                                       319       1,026            (707)
Hartford MidCap HLS Fund                 22,516      57,329         (34,813)
Hartford MidCap Value HLS Fund            2,396       7,197          (4,801)
Hartford Money Market HLS Fund        1,889,437   2,617,600        (728,163)
Hartford Small Company HLS Fund          49,145     109,494         (60,349)
Hartford SmallCap Growth HLS Fund            11         178            (167)
Hartford Stock HLS Fund                  40,047     230,447        (190,400)
Hartford U.S. Government Securities
 HLS Fund                                30,188      24,079           6,109
Hartford Value HLS Fund                  12,374      26,615         (14,241)
Lord Abbett Fundamental Equity Fund           1           2              (1)
Lord Abbett Calibrated Dividend
 Growth Fund*                               238         133             105
Lord Abbett Bond Debenture Fund           9,281       8,793             488
Lord Abbett Growth and Income Fund          606       3,027          (2,421)
MFS Growth Series                           204         214             (10)
MFS Investors Trust Series                  509         256             253
MFS New Discovery Series                  1,663       4,539          (2,876)
MFS Total Return Series                  16,820      15,304           1,516
MFS Value Series                          7,328       6,712             616
MFS Research Bond Series                 19,852      10,390           9,462
UIF Mid Cap Growth Portfolio              2,371       1,528             843
Invesco Van Kampen V.I. American
 Value Fund*                              4,366       2,872           1,494
Oppenheimer Capital Appreciation
 Fund/VA                                  3,402       1,690           1,712
Oppenheimer Global Securities
 Fund/VA                                  1,968       5,050          (3,082)
Oppenheimer Main Street Fund/VA           6,667         495           6,172
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                            623       1,040            (417)
Oppenheimer Value Fund/VA                    --         100            (100)
Putnam VT Diversified Income Fund         2,480       4,095          (1,615)
Putnam VT Global Asset Allocation
 Fund                                         7       2,699          (2,692)
Putnam VT Global Equity Fund              2,411      11,145          (8,734)
Putnam VT Growth and Income Fund          3,275      17,796         (14,521)
Putnam VT Global Health Care Fund            --         323            (323)
Putnam VT High Yield Fund                 2,972       8,644          (5,672)
Putnam VT Income Fund                     5,387       6,038            (651)
Putnam VT International Value Fund           10         237            (227)
Putnam VT International Equity Fund       3,492      15,289         (11,797)
Putnam VT International Growth Fund          --         128            (128)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Investors Fund                      1         171            (170)
Putnam VT Money Market Fund                  --           5              (5)
Putnam VT Multi-Cap Growth Fund           4,128      21,825         (17,697)
Putnam VT Small Cap Value Fund            1,340       2,591          (1,251)
Putnam VT George Putnam Balanced
 Fund                                        --         521            (521)
Putnam VT Global Utilities Fund              --         789            (789)
Putnam VT Voyager Fund                    5,096      16,916         (11,820)
Putnam VT Capital Opportunities
 Fund                                     1,251       2,143            (892)
Putnam VT Equity Income Fund              1,387      10,065          (8,678)
Invesco Van Kampen V.I. Growth and
 Income Fund                              1,099         252             847
Invesco Van Kampen V.I. Comstock
 Fund                                     2,206       5,337          (3,131)
Invesco Van Kampen V.I. American
 Franchise Fund*                         14,043      12,778           1,265
Invesco Van Kampen V.I. Mid Cap
 Growth Fund*                            15,192      11,866           3,326

*   See Note 1 for additional information related to this Sub-Account.

     The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                              161              108                53
AllianceBernstein VPS International
 Value Portfolio                               9,766           25,348           (15,582)
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               5,334            8,924            (3,590)
AllianceBernstein VPS Value Portfolio            200              348              (148)
AllianceBernstein VPS International
 Growth Portfolio                              6,543            8,221            (1,678)
Invesco V.I. Capital Appreciation Fund         1,140            1,761              (621)
Invesco V.I. Core Equity Fund                     76              206              (130)
Invesco V.I. International Growth Fund        18,314            5,539            12,775
Invesco V.I. Mid Cap Core Equity Fund         11,755            3,346             8,409
Invesco V.I. Small Cap Equity Fund            17,823            5,525            12,298
Invesco V.I. Capital Development Fund          2,471            1,255             1,216
Invesco V.I. Global Real Estate Fund             956              272               684
Invesco V.I. Balanced Risk Allocation
 Fund                                          7,123            2,397             4,726
AllianceBernstein VPS Real Estate
 Investment Portfolio                          1,072              225               847
American Funds Global Bond Fund                1,754            1,436               318
American Funds Global Growth and Income
 Fund                                          1,192              766               426
American Funds Asset Allocation Fund          30,753           43,776           (13,023)
American Funds Blue Chip Income and
 Growth Fund                                  13,655           15,953            (2,298)
American Funds Bond Fund                      31,507           63,083           (31,576)
American Funds Global Growth Fund            183,303          113,437            69,866
American Funds Growth Fund                   691,800          805,284          (113,484)
American Funds Growth-Income Fund            257,298          523,931          (266,633)
American Funds International Fund             37,496           15,677            21,819
American Funds New World Fund                 11,191            5,882             5,309
American Funds Global Small
 Capitalization Fund                         120,678           55,252            65,426
Fidelity VIP Asset Manager Portfolio              --           19,161           (19,161)
Fidelity VIP Equity-Income Portfolio          64,194          410,306          (346,112)
Fidelity VIP Growth Portfolio                    317               18               299
Fidelity VIP Contrafund Portfolio             33,332           63,156           (29,824)
Fidelity VIP Overseas Portfolio                   (1)          46,638           (46,639)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio                36,037       6,008            30,029
Fidelity VIP Value Strategies Portfolio          101          82                19
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                          139          44                95
Fidelity VIP Freedom 2010 Portfolio                8          17                (9)
Fidelity VIP Freedom 2020 Portfolio            1,141       1,832              (691)
Fidelity VIP Freedom 2030 Portfolio            1,823       1,285               538
Fidelity VIP Strategic Income Portfolio        1,508          54             1,454
Franklin Rising Dividends Securities
 Fund                                          2,027         569             1,458
Franklin Income Securities Fund               21,508      14,291             7,217
Franklin Small-Mid Cap Growth Securities
 Fund                                          1,346         430               916
Franklin Small Cap Value Securities Fund       5,066       5,457              (391)
Franklin Strategic Income Securities
 Fund                                          9,674      15,810            (6,136)
Mutual Shares Securities Fund                 13,237       9,156             4,081
Templeton Developing Markets Securities
 Fund                                          8,166       1,195             6,971
Templeton Foreign Securities Fund              5,943       1,447             4,496
Templeton Growth Securities Fund               3,176       4,001              (825)
Mutual Global Discovery Securities Fund       42,920      12,384            30,536
Franklin Flex Cap Growth Securities Fund         208         259               (51)
Templeton Global Bond Securities Fund         24,323      11,250            13,073
Hartford Advisers HLS Fund                    58,767     299,284          (240,517)
Hartford Total Return Bond HLS Fund          307,234     517,058          (209,824)
Hartford Capital Appreciation HLS Fund        88,985     509,254          (420,269)
Hartford Dividend and Growth HLS Fund        105,506     316,621          (211,115)
Hartford Global Research HLS Fund                559         224               335
Hartford Global Growth HLS Fund               16,224       1,197            15,027
Hartford Disciplined Equity HLS Fund          80,244      54,935            25,309
Hartford Growth HLS Fund                         505          92               413
Hartford Growth Opportunities HLS Fund        16,467      12,146             4,321
Hartford High Yield HLS Fund                  15,957       4,516            11,441
Hartford Index HLS Fund                      193,149     316,250          (123,101)
Hartford International Opportunities HLS
 Fund                                        136,322     211,004           (74,682)
Hartford Small/Mid Cap Equity HLS Fund           467         904              (437)
Hartford MidCap HLS Fund                      26,747     126,158           (99,411)
Hartford MidCap Value HLS Fund                 1,564      11,467            (9,903)
Hartford Money Market HLS Fund             2,007,503   3,433,849        (1,426,346)
Hartford Small Company HLS Fund              128,250     365,824          (237,574)
Hartford SmallCap Growth HLS Fund                 15         186              (171)
Hartford Stock HLS Fund                       59,271     337,154          (277,883)
Hartford U.S. Government Securities HLS
 Fund                                         90,635      91,534              (899)
Hartford Value HLS Fund                       17,754      31,745           (13,991)
Lord Abbett Fundamental Equity Fund                3           1                 2
Lord Abbett Capital Structure Fund               197       1,871            (1,674)
Lord Abbett Bond Debenture Fund               17,711       9,891             7,820
Lord Abbett Growth and Income Fund               933         629               304
MFS Growth Series                              1,051          25             1,026
MFS Investors Trust Series                       584         219               365
MFS New Discovery Series                       1,487         667               820
MFS Total Return Series                       15,401      11,327             4,074
MFS Value Series                              12,618      11,001             1,617

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
MFS Research Bond Series                      36,654      20,342            16,312
UIF Mid Cap Growth Portfolio                   1,467       1,286               181
Invesco Van Kampen V.I. Mid Cap Value
 Fund                                          1,304       2,446            (1,142)
Oppenheimer Capital Appreciation Fund/VA       1,015       2,073            (1,058)
Oppenheimer Global Securities Fund/VA          3,523       4,206              (683)
Oppenheimer Main Street Fund/VA                  385         333                52
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA                                       1,190       1,186                 4
Oppenheimer Value Fund/VA                        194          55               139
Putnam VT Diversified Income Fund              4,072       3,496               576
Putnam VT Global Asset Allocation Fund           170       2,341            (2,171)
Putnam VT Global Equity Fund                   3,826      22,347           (18,521)
Putnam VT Growth and Income Fund               5,171      32,519           (27,348)
Putnam VT Global Health Care Fund                 --       1,829            (1,829)
Putnam VT High Yield Fund                      6,224      19,928           (13,704)
Putnam VT Income Fund                          5,721      28,348           (22,627)
Putnam VT International Value Fund                13         198              (185)
Putnam VT International Equity Fund           14,178      17,898            (3,720)
Putnam VT International Growth Fund               --         107              (107)
Putnam VT Investors Fund                          --         353              (353)
Putnam VT Money Market Fund                       --          32               (32)
Putnam VT Multi-Cap Growth Fund                4,761      18,228           (13,467)
Putnam VT Small Cap Value Fund                 2,315       7,498            (5,183)
Putnam VT George Putnam Balanced Fund             --       1,848            (1,848)
Putnam VT Global Utilities Fund                   --       1,907            (1,907)
Putnam VT Voyager Fund                         8,472      22,293           (13,821)
Putnam VT Capital Opportunities Fund           2,069       4,911            (2,842)
Putnam VT Equity Income Fund                   1,707       3,797            (2,090)
Invesco Van Kampen V.I. Growth and
 Income Fund                                   1,240         383               857
Invesco Van Kampen V.I. Comstock Fund          1,540       3,388            (1,848)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                   1,590      $11.222162      to      $11.222162             $17,848
 2011                                   1,554        9.898234      to        9.898234              15,378
 2010                                   1,501       10.210277      to       10.210277              15,325
 2009                                   1,485        9.257151      to        9.257151              13,750
 2008                                     508        7.438385      to        7.438385               3,777
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                  62,535        7.830881      to        7.830881             489,700
 2011                                  62,216        6.857519      to        6.857519             426,645
 2010                                  77,798        8.511980      to        8.511980             662,218
 2009                                  67,724        8.161134      to        8.161134             552,702
 2008                                 108,544        6.074134      to        6.074134             659,311
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                                  13,291       14.642002      to       14.642002             194,607
 2011                                  13,024       12.359340      to       12.359340             160,963
 2010                                  16,614       13.525397      to       13.525397             224,704
 2009                                  13,232       10.684549      to       10.684549             141,383
 2008                                   8,975        7.489616      to        7.489616              67,217
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                  14,537        9.085135      to        9.085135             132,066
 2011                                  14,731        7.883945      to        7.883945             116,141
 2010                                  16,409        9.390573      to        9.390573             154,085
 2009                                  14,867        8.339156      to        8.339156             123,975
 2008                                  12,950        5.989175      to        5.989175              77,558
INVESCO V.I. CORE EQUITY FUND
 2012                                   1,369       17.528629      to       17.528629              24,003
 2011                                   1,792       15.391910      to       15.391910              27,575
 2010                                   1,922       15.401643      to       15.401643              29,604
 2009                                  10,348       14.058334      to       14.058334             145,476
 2008                                   8,448       10.957579      to       10.957579              92,574
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                  45,713       10.681661      to       10.681661             488,287
 2011                                  43,003        9.245632      to        9.245632             397,586
 2010                                  30,228        9.913898      to        9.913898             299,678
 2009                                  17,117        8.784056      to        8.784056             150,360
 2008                                   2,858        6.495072      to        6.495072              18,560
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                                  24,757       18.762126      to       18.762126             464,496
 2011                                  27,223       16.909642      to       16.909642             460,336
 2010                                  18,814       18.061560      to       18.061560             339,805
 2009                                  22,012       15.827870      to       15.827870             348,409
 2008                                  24,768       12.155426      to       12.155426             301,070

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                             --      to         --       1.95%     to       1.95%      13.38%     to       13.38%
 2011                             --      to         --       2.18%     to       2.18%      (3.06)%    to       (3.06)%
 2010                             --      to         --       2.46%     to       2.46%      10.30%     to       10.30%
 2009                             --      to         --       1.05%     to       1.05%      24.45%     to       24.45%
 2008                             --      to         --         --      to         --      (28.23)%    to      (28.23)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                             --      to         --       1.41%     to       1.41%      14.19%     to       14.19%
 2011                             --      to         --       3.93%     to       3.93%     (19.44)%    to      (19.44)%
 2010                             --      to         --       2.81%     to       2.81%       4.30%     to        4.30%
 2009                             --      to         --       0.96%     to       0.96%      34.36%     to       34.36%
 2008                             --      to         --       0.86%     to       0.86%     (53.28)%    to      (53.28)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                             --      to         --       0.29%     to       0.29%      18.47%     to       18.47%
 2011                             --      to         --       0.23%     to       0.23%      (8.62)%    to       (8.62)%
 2010                             --      to         --       0.26%     to       0.26%      26.59%     to       26.59%
 2009                             --      to         --       0.69%     to       0.69%      42.66%     to       42.66%
 2008                             --      to         --       0.90%     to       0.90%     (35.75)%    to      (35.75)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                             --      to         --       1.44%     to       1.44%      15.24%     to       15.24%
 2011                             --      to         --       2.63%     to       2.63%     (16.04)%    to      (16.04)%
 2010                             --      to         --       1.81%     to       1.81%      12.61%     to       12.61%
 2009                             --      to         --       4.47%     to       4.47%      39.24%     to       39.24%
 2008                             --      to         --         --      to         --      (48.96)%    to      (48.96)%
INVESCO V.I. CORE EQUITY FUND
 2012                             --      to         --       0.95%     to       0.95%      13.88%     to       13.88%
 2011                             --      to         --       0.96%     to       0.96%      (0.06)%    to       (0.06)%
 2010                             --      to         --       0.28%     to       0.28%       9.56%     to        9.56%
 2009                             --      to         --       2.00%     to       2.00%      28.30%     to       28.30%
 2008                             --      to         --       6.56%     to       6.56%     (30.14)%    to      (30.14)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.52%     to       1.52%      15.53%     to       15.53%
 2011                             --      to         --       1.45%     to       1.45%      (6.74)%    to       (6.74)%
 2010                             --      to         --       2.53%     to       2.53%      12.86%     to       12.86%
 2009                             --      to         --       2.34%     to       2.34%      35.24%     to       35.24%
 2008                             --      to         --       2.03%     to       2.03%     (37.17)%    to      (37.17)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                             --      to         --       0.07%     to       0.07%      10.96%     to       10.96%
 2011                             --      to         --       0.30%     to       0.30%      (6.38)%    to       (6.38)%
 2010                             --      to         --       0.57%     to       0.57%      14.11%     to       14.11%
 2009                             --      to         --       1.32%     to       1.32%      30.21%     to       30.21%
 2008                             --      to         --       1.50%     to       1.50%     (28.52)%    to      (28.52)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                  32,570      $15.606747      to      $15.606747            $508,312
 2011                                  41,088       13.702870      to       13.702870             563,024
 2010                                  28,790       13.803070      to       13.803070             397,391
 2009                                  26,624       10.738505      to       10.738505             285,907
 2008                                  10,798        8.853684      to        8.853684              95,599
INVESCO V.I. GLOBAL REAL
 ESTATE FUND
 2012                                   1,424       16.918723      to       16.918723              24,090
 2011                                   1,266       13.205405      to       13.205405              16,712
 2010                                     582       14.124702      to       14.124702               8,215
 2009                                      12       12.019804      to       12.019804                 145
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                  12,190       12.310062      to       12.310062             150,062
 2011                                   6,743       11.091880      to       11.091880              74,789
ALLIANCEBERNSTEIN VPS REAL
 ESTATE INVESTMENT PORTFOLIO
 2012                                     970       22.307313      to       22.307313              21,644
 2011                                     848       18.461559      to       18.461559              15,647
 2010                                       1       16.976140      to       16.976140                  22
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                                   8,079       12.753310      to       12.753310             103,038
 2011                                   7,102       12.009540      to       12.009540              85,290
 2010                                   6,784       11.488176      to       11.488176              77,934
 2009                                   2,511       10.917046      to       10.917046              27,407
 2008                                   1,179        9.952373      to        9.952373              11,734
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                                  10,640       10.725138      to       10.725138             114,120
 2011                                   9,491        9.123412      to        9.123412              86,593
 2010                                   9,065        9.588656      to        9.588656              86,921
 2009                                   7,092        8.577912      to        8.577912              60,838
 2008                                      78        6.139312      to        6.139312                 477
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                                 471,276       18.489702      to       18.489702           8,713,756
 2011                                 479,103       15.913238      to       15.913238           7,624,078
 2010                                 492,126       15.709635      to       15.709635           7,731,121
 2009                                 495,984       13.963461      to       13.963461           6,925,655
 2008                                 525,250       11.262300      to       11.262300           5,915,517
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                                  86,811       16.842764      to       16.842764           1,462,135
 2011                                 101,998       14.789539      to       14.789539           1,508,504
 2010                                 104,296       14.924145      to       14.924145           1,556,523
 2009                                  96,321       13.286460      to       13.286460           1,279,769
 2008                                 113,475       10.382553      to       10.382553           1,178,159
AMERICAN FUNDS BOND FUND
 2012                                 218,712       14.884837      to       14.884837           3,255,490
 2011                                 245,005       14.125783      to       14.125783           3,460,892
 2010                                 276,581       13.313285      to       13.313285           3,682,204
 2009                                 286,348       12.507300      to       12.507300           3,581,446
 2008                                 197,764       11.107228      to       11.107228           2,196,607

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                             --      to         --         --      to         --       13.89%     to       13.89%
 2011                             --      to         --         --      to         --       (0.73)%    to       (0.73)%
 2010                             --      to         --         --      to         --       28.54%     to       28.54%
 2009                             --      to         --       0.22%     to       0.22%      21.29%     to       21.29%
 2008                             --      to         --         --      to         --      (31.31)%    to      (31.31)%
INVESCO V.I. GLOBAL REAL
 ESTATE FUND
 2012                             --      to         --       0.59%     to       0.59%      28.12%     to       28.12%
 2011                             --      to         --       5.21%     to       5.21%      (6.51)%    to       (6.51)%
 2010                             --      to         --       8.82%     to       8.82%      17.51%     to       17.51%
 2009                             --      to         --         --      to         --       20.20%     to       20.20%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                             --      to         --       0.96%     to       0.96%      10.98%     to       10.98%
 2011                             --      to         --         --      to         --       10.92%     to       10.92%
ALLIANCEBERNSTEIN VPS REAL
 ESTATE INVESTMENT PORTFOLIO
 2012                             --      to         --       1.09%     to       1.09%      20.83%     to       20.83%
 2011                             --      to         --       1.52%     to       1.52%       8.75%     to        8.75%
 2010                             --      to         --         --      to         --       26.05%     to       26.05%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                             --      to         --       2.24%     to       2.24%       6.19%     to        6.19%
 2011                             --      to         --       2.91%     to       2.91%       4.54%     to        4.54%
 2010                             --      to         --       4.03%     to       4.03%       5.23%     to        5.23%
 2009                             --      to         --       1.75%     to       1.75%       9.69%     to        9.69%
 2008                             --      to         --      23.70%     to      23.70%      (1.09)%    to       (1.09)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                             --      to         --       2.70%     to       2.70%      17.56%     to       17.56%
 2011                             --      to         --       2.77%     to       2.77%      (4.85)%    to       (4.85)%
 2010                             --      to         --       2.82%     to       2.82%      11.78%     to       11.78%
 2009                             --      to         --       3.54%     to       3.54%      39.72%     to       39.72%
 2008                             --      to         --       1.44%     to       1.44%     (39.78)%    to      (39.78)%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                             --      to         --       1.94%     to       1.94%      16.19%     to       16.19%
 2011                             --      to         --       1.87%     to       1.87%       1.30%     to        1.30%
 2010                             --      to         --       2.00%     to       2.00%      12.51%     to       12.51%
 2009                             --      to         --       2.35%     to       2.35%      23.98%     to       23.98%
 2008                             --      to         --       2.63%     to       2.63%     (29.51)%    to      (29.51)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                             --      to         --       1.97%     to       1.97%      13.88%     to       13.88%
 2011                             --      to         --       1.71%     to       1.71%      (0.90)%    to       (0.90)%
 2010                             --      to         --       1.83%     to       1.83%      12.33%     to       12.33%
 2009                             --      to         --       2.10%     to       2.10%      27.97%     to       27.97%
 2008                             --      to         --       2.01%     to       2.01%     (36.51)%    to      (36.51)%
AMERICAN FUNDS BOND FUND
 2012                             --      to         --       2.42%     to       2.42%       5.37%     to        5.37%
 2011                             --      to         --       2.95%     to       2.95%       6.10%     to        6.10%
 2010                             --      to         --       2.93%     to       2.93%       6.44%     to        6.44%
 2009                             --      to         --       3.74%     to       3.74%      12.61%     to       12.61%
 2008                             --      to         --       5.77%     to       5.77%      (9.35)%    to       (9.35)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                               1,356,739       $1.879328      to       $1.879328          $2,549,759
 2011                               1,351,546        1.533372      to        1.533372           2,072,422
 2010                               1,281,680        1.682911      to        1.682911           2,156,953
 2009                               1,386,157        1.506019      to        1.506019           2,087,579
 2008                               1,707,113        1.058316      to        1.058316           1,806,666
AMERICAN FUNDS GROWTH FUND
 2012                               7,739,408        1.386229      to        1.386229          10,728,593
 2011                               8,125,799        1.175863      to        1.175863           9,554,826
 2010                               8,239,283        1.228397      to        1.228397          10,121,112
 2009                               9,572,708        1.035048      to        1.035048           9,908,212
 2008                               9,741,491        0.742443      to        0.742443           7,232,502
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                               5,187,312        1.607139      to        1.607139           8,336,731
 2011                               5,366,754        1.367989      to        1.367989           7,341,660
 2010                               5,633,387        1.393495      to        1.393495           7,850,095
 2009                               6,376,352        1.250601      to        1.250601           7,974,272
 2008                               6,742,677        0.952901      to        0.952901           6,425,104
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                                 228,371       23.413424      to       23.413424           5,346,949
 2011                                 240,265       19.857580      to       19.857580           4,771,079
 2010                                 218,446       23.080421      to       23.080421           5,041,834
 2009                                 240,056       21.523685      to       21.523685           5,166,899
 2008                                 242,112       15.043908      to       15.043908           3,642,306
AMERICAN FUNDS NEW WORLD FUND
 2012                                  53,333       32.197536      to       32.197536           1,717,180
 2011                                  60,717       27.327395      to       27.327395           1,659,226
 2010                                  55,408       31.756414      to       31.756414           1,759,546
 2009                                  51,072       26.941235      to       26.941235           1,375,955
 2008                                  63,446       18.002579      to       18.002579           1,142,194
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                               1,597,938        2.164794      to        2.164794           3,459,207
 2011                               1,623,138        1.831808      to        1.831808           2,973,277
 2010                               1,557,712        2.265511      to        2.265511           3,529,015
 2009                               1,572,124        1.850714      to        1.850714           2,909,553
 2008                               1,664,449        1.147402      to        1.147402           1,909,792
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                                 105,450        3.026411      to        3.026411             319,136
 2011                                 187,051        2.690584      to        2.690584             503,275
 2010                                 206,212        2.761290      to        2.761290             569,410
 2009                                 238,209        2.416579      to        2.416579             575,651
 2008                                 347,612        1.871681      to        1.871681             650,618
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                               2,086,737        3.409746      to       12.688792           7,147,429
 2011                               2,308,759        2.906674      to       10.840042           6,736,785
 2010                               2,654,871        2.878704      to       10.769489           7,666,053
 2009                               2,895,355        2.499987      to        9.371563           7,255,239
 2008                               3,357,162        1.919982      to        7.215315           6,455,706

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                             --      to         --       0.94%     to       0.94%      22.56%     to       22.56%
 2011                             --      to         --       1.33%     to       1.33%      (8.89)%    to       (8.89)%
 2010                             --      to         --       1.48%     to       1.48%      11.75%     to       11.75%
 2009                             --      to         --       1.36%     to       1.36%      42.30%     to       42.30%
 2008                             --      to         --       1.86%     to       1.86%     (38.39)%    to      (38.39)%
AMERICAN FUNDS GROWTH FUND
 2012                             --      to         --       0.80%     to       0.80%      17.89%     to       17.89%
 2011                             --      to         --       0.62%     to       0.62%      (4.28)%    to       (4.28)%
 2010                             --      to         --       0.70%     to       0.70%      18.68%     to       18.68%
 2009                             --      to         --       0.67%     to       0.67%      39.41%     to       39.41%
 2008                             --      to         --       0.83%     to       0.83%     (43.97)%    to      (43.97)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                             --      to         --       1.64%     to       1.64%      17.48%     to       17.48%
 2011                             --      to         --       1.56%     to       1.56%      (1.83)%    to       (1.83)%
 2010                             --      to         --       1.44%     to       1.44%      11.43%     to       11.43%
 2009                             --      to         --       1.62%     to       1.62%      31.24%     to       31.24%
 2008                             --      to         --       1.79%     to       1.79%     (37.85)%    to      (37.85)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                             --      to         --       1.50%     to       1.50%      17.91%     to       17.91%
 2011                             --      to         --       1.82%     to       1.82%     (13.96)%    to      (13.96)%
 2010                             --      to         --       2.03%     to       2.03%       7.23%     to        7.23%
 2009                             --      to         --       1.59%     to       1.59%      43.07%     to       43.07%
 2008                             --      to         --       1.89%     to       1.89%     (42.12)%    to      (42.12)%
AMERICAN FUNDS NEW WORLD FUND
 2012                             --      to         --       1.00%     to       1.00%      17.82%     to       17.82%
 2011                             --      to         --       1.73%     to       1.73%     (13.95)%    to      (13.95)%
 2010                             --      to         --       1.65%     to       1.65%      17.87%     to       17.87%
 2009                             --      to         --       1.41%     to       1.41%      49.65%     to       49.65%
 2008                             --      to         --       1.64%     to       1.64%     (42.37)%    to      (42.37)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                             --      to         --       1.34%     to       1.34%      18.18%     to       18.18%
 2011                             --      to         --       1.34%     to       1.34%     (19.14)%    to      (19.14)%
 2010                             --      to         --       1.73%     to       1.73%      22.41%     to       22.41%
 2009                             --      to         --       0.27%     to       0.27%      61.30%     to       61.30%
 2008                             --      to         --         --      to         --      (53.52)%    to      (53.52)%
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                             --      to         --       1.07%     to       1.07%      12.48%     to       12.48%
 2011                             --      to         --       1.92%     to       1.92%      (2.56)%    to       (2.56)%
 2010                             --      to         --       1.65%     to       1.65%      14.26%     to       14.26%
 2009                             --      to         --       2.06%     to       2.06%      29.11%     to       29.11%
 2008                             --      to         --       2.67%     to       2.67%     (28.72)%    to      (28.72)%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                             --      to         --       2.88%     to       3.08%      17.05%     to       17.31%
 2011                             --      to         --       2.30%     to       2.40%       0.66%     to        0.97%
 2010                             --      to         --       1.67%     to       1.82%      14.92%     to       15.15%
 2009                             --      to         --       2.10%     to       2.26%      29.88%     to       30.21%
 2008                             --      to         --       2.49%     to       4.01%     (42.81)%    to      (42.65)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2012                                   1,854      $10.736965      to      $10.736965             $19,911
 2011                                   1,589        9.385277      to        9.385277              14,918
 2010                                   1,290        9.388340      to        9.388340              12,111
 2009                                     918        7.579744      to        7.579744               6,956
 2008                                     319        5.923299      to        5.923299               1,887
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                                 138,624       14.321191      to       14.321191           1,985,254
 2011                                 143,956       12.330930      to       12.330930           1,775,110
 2010                                 173,780       12.684040      to       12.684040           2,204,237
 2009                                 202,903       10.847941      to       10.847941           2,201,081
 2008                                 151,720        8.007735      to        8.007735           1,214,935
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                                 240,713        2.396177      to        2.396177             576,790
 2011                                 261,693        1.984568      to        1.984568             519,348
 2010                                 308,332        2.395759      to        2.395759             738,688
 2009                                 336,085        2.118000      to        2.118000             711,829
 2008                                 373,477        1.673907      to        1.673907             625,165
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                                 129,660       15.275636      to       15.275636           1,980,631
 2011                                 124,230       13.333878      to       13.333878           1,656,474
 2010                                  94,201       14.957023      to       14.957023           1,408,962
 2009                                  89,791       11.633336      to       11.633336           1,044,570
 2008                                  72,124        8.324310      to        8.324310             600,381
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                   2,173       12.406724      to       12.406724              26,963
 2011                                   2,175        9.764119      to        9.764119              21,234
 2010                                   2,156       10.734145      to       10.734145              23,138
 2009                                   2,140        8.496440      to        8.496440              18,183
 2008                                     221        5.406483      to        5.406483               1,193
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                     104       12.324435      to       12.324435               1,286
 2011                                     335       10.081559      to       10.081559               3,374
 2010                                     240       10.368529      to       10.368529               2,483
 2009                                     135        8.787986      to        8.787986               1,190
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                                     432       12.106372      to       12.106372               5,229
 2011                                       7       10.849651      to       10.849651                  75
 2010                                      16       10.896238      to       10.896238                 175
 2009                                     844        9.681661      to        9.681661               8,168
 2008                                     865        7.810650      to        7.810650               6,760
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                                  16,467       11.766118      to       11.766118             193,748
 2011                                  16,097       10.405993      to       10.405993             167,503
 2010                                  16,788       10.536819      to       10.536819             176,889
 2009                                  10,719        9.216289      to        9.216289              98,789
 2008                                   2,432        7.169550      to        7.169550              17,436

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2012                             --      to         --       0.39%     to       0.39%      14.40%     to       14.40%
 2011                             --      to         --       0.14%     to       0.14%      (0.03)%    to       (0.03)%
 2010                             --      to         --       0.04%     to       0.04%      23.86%     to       23.86%
 2009                             --      to         --       0.29%     to       0.29%      27.97%     to       27.97%
 2008                             --      to         --       4.18%     to       4.18%     (42.81)%    to      (42.81)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                             --      to         --       1.13%     to       1.13%      16.14%     to       16.14%
 2011                             --      to         --       0.70%     to       0.70%      (2.78)%    to       (2.78)%
 2010                             --      to         --       1.05%     to       1.05%      16.93%     to       16.93%
 2009                             --      to         --       1.27%     to       1.27%      35.47%     to       35.47%
 2008                             --      to         --       1.16%     to       1.16%     (42.69)%    to      (42.69)%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                             --      to         --       1.97%     to       1.97%      20.74%     to       20.74%
 2011                             --      to         --       1.34%     to       1.34%     (17.16)%    to      (17.16)%
 2010                             --      to         --       1.42%     to       1.42%      13.11%     to       13.11%
 2009                             --      to         --       2.18%     to       2.18%      26.53%     to       26.53%
 2008                             --      to         --       2.59%     to       2.59%     (43.81)%    to      (43.81)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                             --      to         --       0.41%     to       0.41%      14.56%     to       14.56%
 2011                             --      to         --       0.02%     to       0.02%     (10.85)%    to      (10.85)%
 2010                             --      to         --       0.13%     to       0.13%      28.57%     to       28.57%
 2009                             --      to         --       0.52%     to       0.52%      39.75%     to       39.75%
 2008                             --      to         --       0.25%     to       0.25%     (39.61)%    to      (39.61)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                             --      to         --       0.38%     to       0.38%      27.06%     to       27.06%
 2011                             --      to         --       0.77%     to       0.77%      (9.04)%    to       (9.04)%
 2010                             --      to         --       0.31%     to       0.31%      26.34%     to       26.34%
 2009                             --      to         --       0.41%     to       0.41%      57.15%     to       57.15%
 2008                             --      to         --       4.91%     to       4.91%     (48.44)%    to      (48.44)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                             --      to         --       0.18%     to       0.18%      22.25%     to       22.25%
 2011                             --      to         --         --      to         --       (2.77)%    to       (2.77)%
 2010                             --      to         --       0.17%     to       0.17%      17.99%     to       17.99%
 2009                             --      to         --       0.05%     to       0.05%      35.79%     to       35.79%
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                             --      to         --       2.74%     to       2.74%      11.58%     to       11.58%
 2011                             --      to         --       0.82%     to       0.82%      (0.43)%    to       (0.43)%
 2010                             --      to         --       0.12%     to       0.12%      12.55%     to       12.55%
 2009                             --      to         --       3.88%     to       3.88%      23.96%     to       23.96%
 2008                             --      to         --      63.75%     to      63.75%     (23.92)%    to      (23.92)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                             --      to         --       1.84%     to       1.84%      13.07%     to       13.07%
 2011                             --      to         --       1.94%     to       1.94%      (1.24)%    to       (1.24)%
 2010                             --      to         --       2.28%     to       2.28%      14.33%     to       14.33%
 2009                             --      to         --       3.72%     to       3.72%      28.55%     to       28.55%
 2008                             --      to         --      44.46%     to      44.46%     (30.88)%    to      (30.88)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                                  31,731      $11.412628      to      $11.412628            $362,136
 2011                                  29,583        9.908391      to        9.908391             293,121
 2010                                  29,045       10.196865      to       10.196865             296,164
 2009                                  29,021        8.798777      to        8.798777             255,353
 2008                                   3,358        6.707483      to        6.707483              22,524
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                   1,728       13.916517      to       13.916517              24,053
 2011                                   1,693       12.624600      to       12.624600              21,377
 2010                                     239       12.086384      to       12.086384               2,891
 2009                                      50       11.064938      to       11.064938                 558
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                                   4,542       15.991465      to       15.991465              72,633
 2011                                   3,372       14.282970      to       14.282970              48,165
 2010                                   1,914       13.474687      to       13.474687              25,794
 2009                                      13       11.169012      to       11.169012                 145
FRANKLIN INCOME SECURITIES
 FUND
 2012                                  91,707       14.716926      to       14.716926           1,349,646
 2011                                  92,275       13.064004      to       13.064004           1,205,480
 2010                                  85,058       12.759824      to       12.759824           1,085,327
 2009                                 159,450       11.324722      to       11.324722           1,805,725
 2008                                 172,664        8.351913      to        8.351913           1,442,072
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                   3,529       12.626194      to       12.626194              44,560
 2011                                   3,096       11.390200      to       11.390200              35,262
 2010                                   2,180       11.968326      to       11.968326              26,093
 2009                                     690        9.377872      to        9.377872               6,472
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                                  41,287       23.643948      to       23.643948             976,179
 2011                                  46,174       19.971648      to       19.971648             922,172
 2010                                  46,565       20.751900      to       20.751900             966,309
 2009                                  50,216       16.184436      to       16.184436             812,718
 2008                                  62,367       12.530774      to       12.530774             781,509
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                                  52,986       14.439420      to       14.439420             765,093
 2011                                  53,448       12.764539      to       12.764539             682,245
 2010                                  59,584       12.419716      to       12.419716             740,014
 2009                                  43,239       11.167863      to       11.167863             482,882
 2008                                   7,625        8.855462      to        8.855462              67,524
MUTUAL SHARES SECURITIES FUND
 2012                                  85,955       17.290820      to       17.290820           1,486,229
 2011                                  93,465       15.135026      to       15.135026           1,414,592
 2010                                  89,384       15.294362      to       15.294362           1,367,067
 2009                                 105,628       13.754639      to       13.754639           1,452,880
 2008                                  99,913       10.912235      to       10.912235           1,090,276

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                             --      to         --       2.01%     to       2.01%      15.18%     to       15.18%
 2011                             --      to         --       1.91%     to       1.91%      (2.83)%    to       (2.83)%
 2010                             --      to         --       1.87%     to       1.87%      15.89%     to       15.89%
 2009                             --      to         --       2.46%     to       2.46%      31.18%     to       31.18%
 2008                             --      to         --      35.96%     to      35.96%     (35.90)%    to      (35.90)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                             --      to         --       2.92%     to       2.92%      10.23%     to       10.23%
 2011                             --      to         --       5.68%     to       5.68%       4.45%     to        4.45%
 2010                             --      to         --       4.97%     to       4.97%       9.23%     to        9.23%
 2009                             --      to         --         --      to         --       10.65%     to       10.65%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                             --      to         --       1.79%     to       1.79%      11.96%     to       11.96%
 2011                             --      to         --       1.40%     to       1.40%       6.00%     to        6.00%
 2010                             --      to         --       1.80%     to       1.80%      20.64%     to       20.64%
 2009                             --      to         --         --      to         --       11.69%     to       11.69%
FRANKLIN INCOME SECURITIES
 FUND
 2012                             --      to         --       6.73%     to       6.73%      12.65%     to       12.65%
 2011                             --      to         --       5.73%     to       5.73%       2.38%     to        2.38%
 2010                             --      to         --       6.42%     to       6.42%      12.67%     to       12.67%
 2009                             --      to         --       8.03%     to       8.03%      35.59%     to       35.59%
 2008                             --      to         --       5.34%     to       5.34%     (29.66)%    to      (29.66)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                             --      to         --         --      to         --       10.85%     to       10.85%
 2011                             --      to         --         --      to         --       (4.83)%    to       (4.83)%
 2010                             --      to         --         --      to         --       27.62%     to       27.62%
 2009                             --      to         --         --      to         --       43.58%     to       43.58%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                             --      to         --       0.81%     to       0.81%      18.39%     to       18.39%
 2011                             --      to         --       0.70%     to       0.70%      (3.76)%    to       (3.76)%
 2010                             --      to         --       0.71%     to       0.71%      28.22%     to       28.22%
 2009                             --      to         --       1.64%     to       1.64%      29.16%     to       29.16%
 2008                             --      to         --       1.18%     to       1.18%     (33.02)%    to      (33.02)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                             --      to         --       7.03%     to       7.03%      13.12%     to       13.12%
 2011                             --      to         --       6.27%     to       6.27%       2.78%     to        2.78%
 2010                             --      to         --       4.31%     to       4.31%      11.21%     to       11.21%
 2009                             --      to         --       6.78%     to       6.78%      26.11%     to       26.11%
 2008                             --      to         --         --      to         --      (13.27)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2012                             --      to         --       2.10%     to       2.10%      14.24%     to       14.24%
 2011                             --      to         --       2.37%     to       2.37%      (1.04)%    to       (1.04)%
 2010                             --      to         --       1.52%     to       1.52%      11.19%     to       11.19%
 2009                             --      to         --       1.92%     to       1.92%      26.05%     to       26.05%
 2008                             --      to         --       2.91%     to       2.91%     (37.11)%    to      (37.11)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                                  17,998      $10.055992      to      $10.055992            $180,983
 2011                                  12,184        8.867469      to        8.867469             108,040
 2010                                   5,213       10.515299      to       10.515299              54,816
 2009                                   3,284        8.924175      to        8.924175              29,305
 2008                                     771        5.148877      to        5.148877               3,970
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                                  17,711       10.189225      to       10.189225             180,462
 2011                                  17,632        8.617940      to        8.617940             151,955
 2010                                  13,136        9.643395      to        9.643395             126,678
 2009                                   5,594        8.895624      to        8.895624              49,765
 2008                                     574        6.491152      to        6.491152               3,728
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                  18,082       10.934682      to       10.934682             197,716
 2011                                  18,592        9.031951      to        9.031951             167,920
 2010                                  19,417        9.709116      to        9.709116             188,520
 2009                                  22,630        9.040690      to        9.040690             204,591
 2008                                  10,199        6.895852      to        6.895852              70,328
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                                  97,425       13.894317      to       13.894317           1,353,650
 2011                                  96,629       12.257024      to       12.257024           1,184,385
 2010                                  66,093       12.630777      to       12.630777             834,807
 2009                                  57,113       11.281734      to       11.281734             644,331
 2008                                  46,906        9.148724      to        9.148724             429,129
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                                   1,100       11.785548      to       11.785548              12,969
 2011                                     355       10.786324      to       10.786324               3,834
 2010                                     406       11.330548      to       11.330548               4,601
 2009                                     339        9.751412      to        9.751412               3,309
 2008                                      32        7.333637      to        7.333637                 233
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                                 110,698       18.113279      to       18.113279           2,005,102
 2011                                 111,762       15.741644      to       15.741644           1,759,325
 2010                                  98,689       15.879928      to       15.879928           1,567,172
 2009                                  89,531       13.875288      to       13.875288           1,242,273
 2008                                  52,699       11.691131      to       11.691131             616,114
HARTFORD BALANCED HLS FUND+
 2012                               2,043,777        3.883754      to        3.883754           7,937,529
 2011                               2,239,351        3.466961      to        3.466961           7,763,744
 2010                               2,479,868        3.403787      to        3.403787           8,440,943
 2009                               3,006,670        3.035419      to        3.035419           9,126,504
 2008                               3,390,003        2.329770      to        2.329770           7,897,927
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                               4,117,710        3.249430      to        3.249430          13,380,211
 2011                               4,409,718        3.021675      to        3.021675          13,324,736
 2010                               4,619,542        2.824228      to        2.824228          13,046,639
 2009                               4,738,370        2.626884      to        2.626884          12,447,149
 2008                               5,114,992        2.284046      to        2.284046          11,682,877

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                             --      to         --       1.58%     to       1.58%      13.40%     to       13.40%
 2011                             --      to         --       1.24%     to       1.24%     (15.67)%    to      (15.67)%
 2010                             --      to         --       1.61%     to       1.61%      17.83%     to       17.83%
 2009                             --      to         --       2.35%     to       2.35%      73.32%     to       73.32%
 2008                             --      to         --         --      to         --      (48.20)%    to      (48.20)%
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                             --      to         --       3.01%     to       3.01%      18.23%     to       18.23%
 2011                             --      to         --       1.69%     to       1.69%     (10.63)%    to      (10.63)%
 2010                             --      to         --       1.64%     to       1.64%       8.41%     to        8.41%
 2009                             --      to         --       1.00%     to       1.00%      37.04%     to       37.04%
 2008                             --      to         --         --      to         --      (37.48)%    to      (37.48)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                             --      to         --       2.07%     to       2.07%      21.07%     to       21.07%
 2011                             --      to         --       1.41%     to       1.41%      (6.97)%    to       (6.97)%
 2010                             --      to         --       1.56%     to       1.56%       7.39%     to        7.39%
 2009                             --      to         --       3.40%     to       3.40%      31.10%     to       31.10%
 2008                             --      to         --       1.71%     to       1.71%     (42.32)%    to      (42.32)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                             --      to         --       2.70%     to       2.70%      13.36%     to       13.36%
 2011                             --      to         --       2.42%     to       2.42%      (2.96)%    to       (2.96)%
 2010                             --      to         --       1.30%     to       1.30%      11.96%     to       11.96%
 2009                             --      to         --       1.18%     to       1.18%      23.32%     to       23.32%
 2008                             --      to         --       2.10%     to       2.10%     (28.46)%    to      (28.46)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                             --      to         --         --      to         --        9.26%     to        9.26%
 2011                             --      to         --         --      to         --       (4.80)%    to       (4.80)%
 2010                             --      to         --         --      to         --       16.19%     to       16.19%
 2009                             --      to         --         --      to         --       32.97%     to       32.97%
 2008                             --      to         --         --      to         --      (32.83)%    to      (32.83)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                             --      to         --       6.39%     to       6.39%      15.07%     to       15.07%
 2011                             --      to         --       5.57%     to       5.57%      (0.87)%    to       (0.87)%
 2010                             --      to         --       1.34%     to       1.34%      14.45%     to       14.45%
 2009                             --      to         --      13.69%     to      13.69%      18.68%     to       18.68%
 2008                             --      to         --       4.31%     to       4.31%       6.21%     to        6.21%
HARTFORD BALANCED HLS FUND+
 2012                             --      to         --       2.94%     to       2.94%      12.02%     to       12.02%
 2011                             --      to         --       1.65%     to       1.65%       1.86%     to        1.86%
 2010                             --      to         --       1.38%     to       1.38%      12.14%     to       12.14%
 2009                             --      to         --       2.25%     to       2.25%      30.29%     to       30.29%
 2008                             --      to         --       3.07%     to       3.07%     (31.64)%    to      (31.64)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                             --      to         --       4.09%     to       4.09%       7.54%     to        7.54%
 2011                             --      to         --       0.22%     to       0.22%       6.99%     to        6.99%
 2010                             --      to         --       4.10%     to       4.10%       7.51%     to        7.51%
 2009                             --      to         --       3.91%     to       3.91%      15.01%     to       15.01%
 2008                             --      to         --       6.52%     to       6.52%      (7.63)%    to       (7.63)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                               3,364,540       $7.429092      to       $7.429092         $24,995,477
 2011                               3,671,166        6.277831      to        6.277831          23,046,960
 2010                               4,091,435        7.085992      to        7.085992          28,991,875
 2009                               4,375,136        6.082370      to        6.082370          26,611,194
 2008                               4,802,282        4.175508      to        4.175508          20,051,966
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                               2,036,294        4.833961      to        4.833961           9,843,364
 2011                               2,345,958        4.255526      to        4.255526           9,983,284
 2010                               2,557,073        4.200184      to        4.200184          10,740,176
 2009                               2,711,783        3.710229      to        3.710229          10,061,335
 2008                               3,069,021        2.975883      to        2.975883           9,133,048
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                   2,015       10.795248      to       11.038466              21,939
 2011                                   1,838        9.118201      to        9.323636              16,886
 2010                                   1,503       10.051239      to       10.277704              15,159
 2009                                  11,943        8.664032      to        8.859237             103,486
 2008                                     592        6.096042      to        6.096042               3,606
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                  13,862        1.265101      to        1.265101              17,537
 2011                                  30,544        1.025151      to        1.025151              31,313
 2010                                  15,517        1.190460      to        1.190460              18,473
 2009                                  16,543        1.041982      to        1.041982              17,237
 2008                                   7,087        0.768187      to        0.768187               5,444
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                                 522,152        1.778319      to        1.778319             928,553
 2011                                 679,071        1.511927      to        1.511927           1,026,706
 2010                                 653,762        1.494683      to        1.494683             977,167
 2009                                 658,789        1.310608      to        1.310608             863,414
 2008                                 606,478        1.043087      to        1.043087             632,610
HARTFORD GROWTH HLS FUND
 2012                                   2,239       11.498214      to       11.498214              25,748
 2011                                   1,963        9.709898      to        9.709898              19,060
 2010                                   1,550       10.664475      to       10.664475              16,530
 2009                                     305        8.934077      to        8.934077               2,720
 2008                                     174        6.655178      to        6.655178               1,160
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                                  51,468       22.876709      to       22.876709           1,177,407
 2011                                  51,934       18.033268      to       18.033268             936,543
 2010                                  47,613       19.789063      to       19.789063             942,219
 2009                                  47,835       16.832526      to       16.832526             805,189
 2008                                  36,548       12.987431      to       12.987431             474,670
HARTFORD HIGH YIELD HLS FUND
 2012                                  66,217       16.171602      to       16.171602           1,070,838
 2011                                  56,774       14.147003      to       14.147003             803,187
 2010                                  45,333       13.512623      to       13.512623             612,569
 2009                                   4,361       11.633875      to       11.633875              50,740
 2008                                     422        7.732285      to        7.732285               3,266

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                             --      to         --       1.49%     to       1.49%      18.34%     to       18.34%
 2011                             --      to         --       0.75%     to       0.75%     (11.41)%    to      (11.41)%
 2010                             --      to         --       0.77%     to       0.77%      16.50%     to       16.50%
 2009                             --      to         --       0.94%     to       0.94%      45.67%     to       45.67%
 2008                             --      to         --       1.80%     to       1.80%     (45.59)%    to      (45.59)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                             --      to         --       2.24%     to       2.24%      13.59%     to       13.59%
 2011                             --      to         --       2.06%     to       2.06%       1.32%     to        1.32%
 2010                             --      to         --       1.96%     to       1.96%      13.21%     to       13.21%
 2009                             --      to         --       2.24%     to       2.24%      24.68%     to       24.68%
 2008                             --      to         --       2.22%     to       2.22%     (32.43)%    to      (32.43)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                             --      to         --       1.14%     to       1.15%      18.39%     to       18.39%
 2011                             --      to         --       0.01%     to       0.02%      (9.28)%    to       (9.28)%
 2010                             --      to         --       0.79%     to       1.62%      16.01%     to       16.01%
 2009                             --      to         --       1.59%     to       5.69%      42.13%     to       42.13%
 2008                             --      to         --       1.15%     to       1.15%     (34.14)%    to      (34.14)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                             --      to         --       0.45%     to       0.45%      23.41%     to       23.41%
 2011                             --      to         --       0.05%     to       0.05%     (13.89)%    to      (13.89)%
 2010                             --      to         --       0.21%     to       0.21%      14.25%     to       14.25%
 2009                             --      to         --       1.27%     to       1.27%      35.64%     to       35.64%
 2008                             --      to         --       1.17%     to       1.17%     (52.46)%    to      (52.46)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                             --      to         --       1.55%     to       1.55%      17.62%     to       17.62%
 2011                             --      to         --       1.22%     to       1.22%       1.15%     to        1.15%
 2010                             --      to         --       1.39%     to       1.39%      14.05%     to       14.05%
 2009                             --      to         --       1.63%     to       1.63%      25.65%     to       25.65%
 2008                             --      to         --       1.26%     to       1.26%     (37.27)%    to      (37.27)%
HARTFORD GROWTH HLS FUND
 2012                             --      to         --         --      to         --       18.42%     to       18.42%
 2011                             --      to         --       0.17%     to       0.17%      (8.95)%    to       (8.95)%
 2010                             --      to         --       0.03%     to       0.03%      19.37%     to       19.37%
 2009                             --      to         --       0.75%     to       0.75%      34.24%     to       34.24%
 2008                             --      to         --       2.69%     to       2.69%     (37.64)%    to      (37.64)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                             --      to         --         --      to         --       26.86%     to       26.86%
 2011                             --      to         --         --      to         --       (8.87)%    to       (8.87)%
 2010                             --      to         --       0.02%     to       0.02%      17.56%     to       17.56%
 2009                             --      to         --       0.55%     to       0.55%      29.61%     to       29.61%
 2008                             --      to         --       0.39%     to       0.39%     (45.66)%    to      (45.66)%
HARTFORD HIGH YIELD HLS FUND
 2012                             --      to         --       9.35%     to       9.35%      14.31%     to       14.31%
 2011                             --      to         --       8.90%     to       8.90%       4.69%     to        4.69%
 2010                             --      to         --       0.74%     to       0.74%      16.15%     to       16.15%
 2009                             --      to         --      25.97%     to      25.97%      50.46%     to       50.46%
 2008                             --      to         --      40.40%     to      40.40%     (25.51)%    to      (25.51)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                               2,253,273       $4.243608      to       $4.243608          $9,562,009
 2011                               2,629,483        3.670022      to        3.670022           9,650,260
 2010                               2,752,584        3.604734      to        3.604734           9,922,334
 2009                               2,968,401        3.141833      to        3.141833           9,326,219
 2008                               3,274,832        2.490602      to        2.490602           8,156,305
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                               1,651,871        3.424934      to        3.424934           5,657,548
 2011                               1,742,986        2.849479      to        2.849479           4,966,602
 2010                               1,817,668        3.312232      to        3.312232           6,020,539
 2009                               2,107,516        2.893130      to        2.893130           6,097,319
 2008                               2,403,471        2.167800      to        2.167800           5,210,245
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                     480       12.388639      to       12.388639               5,949
 2011                                   1,187       10.691625      to       10.691625              12,691
 2010                                   1,624       10.814342      to       10.814342              17,560
 2009                                     968        8.594351      to        8.594351               8,320
 2008                                       5        5.812147      to        5.812147                  27
HARTFORD MIDCAP HLS FUND
 2012                                 735,022        4.818794      to        4.818794           3,541,919
 2011                                 769,835        4.034466      to        4.034466           3,105,872
 2010                                 869,246        4.381274      to        4.381274           3,808,405
 2009                                 955,020        3.549140      to        3.549140           3,389,498
 2008                               1,176,797        2.710162      to        2.710162           3,189,309
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                  21,950       23.826006      to       23.826006             522,983
 2011                                  26,751       19.068102      to       19.068102             510,093
 2010                                  36,654       20.852684      to       20.852684             764,325
 2009                                  48,102       16.726572      to       16.726572             804,586
 2008                                  49,525       11.600671      to       11.600671             574,523
HARTFORD MONEY MARKET HLS
 FUND
 2012                               3,353,807        1.796639      to        1.796639           6,025,581
 2011                               4,081,970        1.796639      to        1.796639           7,333,826
 2010                               5,508,316        1.796639      to        1.796639           9,896,455
 2009                               5,805,399        1.796639      to        1.796639          10,430,207
 2008                               6,432,494        1.795505      to        1.795505          11,549,575
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               1,362,166        2.712054      to        2.712054           3,694,268
 2011                               1,422,515        2.345264      to        2.345264           3,336,173
 2010                               1,660,089        2.426831      to        2.426831           4,028,754
 2009                               1,870,065        1.955060      to        1.955060           3,656,089
 2008                               1,986,777        1.512167      to        1.512167           3,004,339
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                     375       15.383653      to       15.383653               5,775
 2011                                     542       13.104093      to       13.104093               7,099
 2010                                     713       12.920333      to       12.920333               9,215
 2009                                     176        9.461521      to        9.461521               1,669
 2008                                       7        6.988318      to        6.988318                  47

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                             --      to         --       1.93%     to       1.93%      15.63%     to       15.63%
 2011                             --      to         --       1.75%     to       1.75%       1.81%     to        1.81%
 2010                             --      to         --       1.69%     to       1.69%      14.73%     to       14.73%
 2009                             --      to         --       2.02%     to       2.02%      26.15%     to       26.15%
 2008                             --      to         --       2.06%     to       2.06%     (37.11)%    to      (37.11)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                             --      to         --       1.93%     to       1.93%      20.20%     to       20.20%
 2011                             --      to         --       0.05%     to       0.05%     (13.97)%    to      (13.97)%
 2010                             --      to         --       1.17%     to       1.17%      14.49%     to       14.49%
 2009                             --      to         --       1.96%     to       1.96%      33.46%     to       33.46%
 2008                             --      to         --       2.26%     to       2.26%     (42.25)%    to      (42.25)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                             --      to         --       0.19%     to       0.19%      15.87%     to       15.87%
 2011                             --      to         --         --      to         --       (1.13)%    to       (1.13)%
 2010                             --      to         --       0.84%     to       0.84%      25.83%     to       25.83%
 2009                             --      to         --       0.47%     to       0.47%      47.87%     to       47.87%
 2008                             --      to         --       7.34%     to       7.34%     (43.42)%    to      (43.42)%
HARTFORD MIDCAP HLS FUND
 2012                             --      to         --       0.84%     to       0.84%      19.44%     to       19.44%
 2011                             --      to         --       0.68%     to       0.68%      (7.92)%    to       (7.92)%
 2010                             --      to         --       0.25%     to       0.25%      23.45%     to       23.45%
 2009                             --      to         --       0.52%     to       0.52%      30.96%     to       30.96%
 2008                             --      to         --       0.52%     to       0.52%     (35.32)%    to      (35.32)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                             --      to         --       1.17%     to       1.17%      24.95%     to       24.95%
 2011                             --      to         --       0.01%     to       0.01%      (8.56)%    to       (8.56)%
 2010                             --      to         --       0.60%     to       0.60%      24.67%     to       24.67%
 2009                             --      to         --       0.82%     to       0.82%      44.19%     to       44.19%
 2008                             --      to         --       0.59%     to       0.59%     (40.21)%    to      (40.21)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                             --      to         --         --      to         --          --      to          --
 2011                             --      to         --         --      to         --          --      to          --
 2010                             --      to         --         --      to         --          --      to          --
 2009                             --      to         --       0.07%     to       0.07%       0.06%     to        0.06%
 2008                             --      to         --       2.05%     to       2.05%       2.14%     to        2.14%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                             --      to         --         --      to         --       15.64%     to       15.64%
 2011                             --      to         --         --      to         --       (3.36)%    to       (3.36)%
 2010                             --      to         --         --      to         --       24.13%     to       24.13%
 2009                             --      to         --       0.01%     to       0.01%      29.29%     to       29.29%
 2008                             --      to         --       0.10%     to       0.10%     (40.60)%    to      (40.60)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                             --      to         --         --      to         --       17.40%     to       17.40%
 2011                             --      to         --         --      to         --        1.42%     to        1.42%
 2010                             --      to         --         --      to         --       36.56%     to       36.56%
 2009                             --      to         --       0.10%     to       0.10%      35.39%     to       35.39%
 2008                             --      to         --       1.17%     to       1.17%     (34.45)%    to      (34.45)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2012                               2,832,615       $4.258413      to       $4.258413         $12,062,444
 2011                               3,023,015        3.722907      to        3.722907          11,254,405
 2010                               3,300,898        3.764066      to        3.764066          12,424,799
 2009                               3,585,633        3.278812      to        3.278812          11,756,616
 2008                               3,854,834        2.316588      to        2.316588           8,930,063
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 164,110       11.348975      to       11.619278           1,904,507
 2011                                 158,001       10.944490      to       11.205160           1,769,696
 2010                                 158,900       10.435767      to       10.684330           1,697,167
 2009                                 153,231       10.054446      to       10.293920           1,577,028
 2008                                 135,109        9.957373      to        9.957373           1,345,335
HARTFORD VALUE HLS FUND
 2012                                 201,503       11.733842      to       13.043194           2,547,836
 2011                                 215,744       10.030081      to       11.149316           2,334,197
 2010                                 229,735       10.230173      to       11.371742           2,534,529
 2009                                     840        8.921502      to        8.921502               7,498
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                       1       12.470624      to       12.470624                  10
 2011                                       2       11.277301      to       11.277301                  17
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                   1,716       13.932710      to       13.932710              23,915
 2011                                   1,611       12.389564      to       12.389564              19,965
 2010                                   3,285       12.365526      to       12.365526              40,624
 2009                                   4,283       10.774410      to       10.774410              46,142
 2008                                   8,463        8.730699      to        8.730699              73,884
LORD ABBETT BOND DEBENTURE
 FUND
 2012                                  28,773       14.942519      to       14.942519             429,945
 2011                                  28,285       13.278309      to       13.278309             375,581
 2010                                  20,465       12.720824      to       12.720824             260,332
 2009                                  18,861       11.326127      to       11.326127             213,616
 2008                                   5,219        8.432890      to        8.432890              44,014
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                   3,391       11.754355      to       11.754355              39,854
 2011                                   5,812       10.486745      to       10.486745              60,951
 2010                                   5,508       11.165635      to       11.165635              61,502
 2009                                   7,269        9.509797      to        9.509797              69,125
 2008                                   7,944        7.998229      to        7.998229              63,540
MFS GROWTH SERIES
 2012                                   1,032       12.771368      to       12.771368              13,180
 2011                                   1,042       10.879807      to       10.879807              11,332
 2010                                      16       10.915241      to       10.915241                 179
 2009                                      11        9.463785      to        9.463785                 100
 2008                                       3        6.874012      to        6.874012                  21
MFS INVESTORS TRUST SERIES
 2012                                   1,945       14.309842      to       14.309842              27,832
 2011                                   1,692       12.006715      to       12.006715              20,311
 2010                                   1,327       12.274423      to       12.274423              16,286
 2009                                   2,078       11.048366      to       11.048366              22,962
 2008                                   4,252        8.706510      to        8.706510              37,021

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2012                             --      to         --       2.13%     to       2.13%      14.38%     to       14.38%
 2011                             --      to         --       1.36%     to       1.36%      (1.09)%    to       (1.09)%
 2010                             --      to         --       1.18%     to       1.18%      14.80%     to       14.80%
 2009                             --      to         --       1.61%     to       1.61%      41.54%     to       41.54%
 2008                             --      to         --       2.01%     to       2.01%     (43.13)%    to      (43.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                             --      to         --       2.78%     to       3.83%       3.70%     to        3.70%
 2011                             --      to         --       2.63%     to       3.42%       4.87%     to        4.87%
 2010                             --      to         --       4.44%     to       4.81%       3.79%     to        3.79%
 2009                             --      to         --       0.03%     to       0.04%       3.38%     to        3.38%
 2008                             --      to         --       8.02%     to       8.02%      (0.59)%    to       (0.59)%
HARTFORD VALUE HLS FUND
 2012                             --      to         --       2.34%     to       2.35%      16.99%     to       16.99%
 2011                             --      to         --       1.71%     to       1.74%      (1.96)%    to       (1.96)%
 2010                             --      to         --       1.24%     to       1.53%       8.66%     to       14.67%
 2009                             --      to         --       3.70%     to       3.70%      24.37%     to       24.37%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                             --      to         --       0.34%     to       0.34%      10.58%     to       10.58%
 2011                             --      to         --       0.32%     to       0.32%      (4.49)%    to       (4.49)%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                             --      to         --       3.24%     to       3.24%      12.46%     to       12.46%
 2011                             --      to         --       2.17%     to       2.17%       0.19%     to        0.19%
 2010                             --      to         --       2.75%     to       2.75%      14.77%     to       14.77%
 2009                             --      to         --       2.07%     to       2.07%      23.41%     to       23.41%
 2008                             --      to         --       6.17%     to       6.17%     (26.19)%    to      (26.19)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                             --      to         --       5.89%     to       5.89%      12.53%     to       12.53%
 2011                             --      to         --       6.19%     to       6.19%       4.38%     to        4.38%
 2010                             --      to         --       6.30%     to       6.30%      12.31%     to       12.31%
 2009                             --      to         --       7.96%     to       7.96%      34.31%     to       34.31%
 2008                             --      to         --      27.49%     to      27.49%     (18.23)%    to      (18.23)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                             --      to         --       0.68%     to       0.68%      12.09%     to       12.09%
 2011                             --      to         --       0.73%     to       0.73%      (6.08)%    to       (6.08)%
 2010                             --      to         --       0.50%     to       0.50%      17.41%     to       17.41%
 2009                             --      to         --       0.96%     to       0.96%      18.90%     to       18.90%
 2008                             --      to         --       1.24%     to       1.24%     (36.42)%    to      (36.42)%
MFS GROWTH SERIES
 2012                             --      to         --         --      to         --       17.39%     to       17.39%
 2011                             --      to         --       0.09%     to       0.09%      (0.32)%    to       (0.32)%
 2010                             --      to         --       0.11%     to       0.11%      15.34%     to       15.34%
 2009                             --      to         --       0.25%     to       0.25%      37.68%     to       37.68%
 2008                             --      to         --         --      to         --      (35.48)%    to      (35.48)%
MFS INVESTORS TRUST SERIES
 2012                             --      to         --       0.83%     to       0.83%      19.18%     to       19.18%
 2011                             --      to         --       1.00%     to       1.00%      (2.18)%    to       (2.18)%
 2010                             --      to         --       1.08%     to       1.08%      11.10%     to       11.10%
 2009                             --      to         --       2.47%     to       2.47%      26.90%     to       26.90%
 2008                             --      to         --         --      to         --      (33.08)%    to      (33.08)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                                   4,290      $23.151428      to      $23.151428             $99,331
 2011                                   7,166       19.097956      to       19.097956             136,851
 2010                                   6,346       21.283072      to       21.283072             135,067
 2009                                   5,667       15.610690      to       15.610690              88,469
 2008                                   3,456        9.566346      to        9.566346              33,065
MFS TOTAL RETURN SERIES
 2012                                 146,982       16.453635      to       16.453635           2,418,388
 2011                                 145,466       14.788967      to       14.788967           2,151,284
 2010                                 141,392       14.531519      to       14.531519           2,054,641
 2009                                 141,364       13.218935      to       13.218935           1,868,683
 2008                                 128,044       11.199735      to       11.199735           1,434,061
MFS VALUE SERIES
 2012                                  62,662       11.692087      to       11.692087             732,645
 2011                                  62,046       10.056780      to       10.056780             623,987
 2010                                  60,429       10.087285      to       10.087285             609,560
 2009                                  47,685        9.044166      to        9.044166             431,276
 2008                                   4,115        7.370068      to        7.370068              30,325
MFS RESEARCH BOND SERIES
 2012                                  70,047       13.858526      to       13.858526             970,755
 2011                                  60,585       12.909590      to       12.909590             782,126
 2010                                  44,273       12.093730      to       12.093730             535,420
 2009                                  17,249       11.253639      to       11.253639             194,108
UIF MID CAP GROWTH PORTFOLIO
 2012                                   8,846       12.387060      to       12.387060             109,570
 2011                                   8,003       11.417730      to       11.417730              91,380
 2010                                   7,822       12.300233      to       12.300233              96,212
 2009                                  10,160        9.299431      to        9.299431              94,479
 2008                                   1,325        5.909437      to        5.909437               7,832
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                  13,137       12.648529      to       12.648529             166,162
 2011                                  11,643       10.803724      to       10.803724             125,785
 2010                                  12,785       10.715150      to       10.715150             136,991
 2009                                  18,523        8.769934      to        8.769934             162,450
 2008                                  15,863        6.302084      to        6.302084              99,972
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                  11,608       12.252275      to       12.252275             142,221
 2011                                   9,896       10.765893      to       10.765893             106,540
 2010                                  10,954       10.915899      to       10.915899             119,575
 2009                                  10,705       10.001462      to       10.001462             107,064
 2008                                  10,828        6.938164      to        6.938164              75,123
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                  22,932       14.194061      to       14.194061             325,498
 2011                                  26,014       11.735440      to       11.735440             305,281
 2010                                  26,697       12.829306      to       12.829306             342,501
 2009                                  25,084       11.088193      to       11.088193             278,136
 2008                                  42,722        7.956807      to        7.956807             339,930

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                             --      to         --         --      to         --       21.22%     to       21.22%
 2011                             --      to         --         --      to         --      (10.27)%    to      (10.27)%
 2010                             --      to         --         --      to         --       36.34%     to       36.34%
 2009                             --      to         --         --      to         --       63.18%     to       63.18%
 2008                             --      to         --         --      to         --      (39.33)%    to      (39.33)%
MFS TOTAL RETURN SERIES
 2012                             --      to         --       2.77%     to       2.77%      11.26%     to       11.26%
 2011                             --      to         --       2.61%     to       2.61%       1.77%     to        1.77%
 2010                             --      to         --       2.73%     to       2.73%       9.93%     to        9.93%
 2009                             --      to         --       3.63%     to       3.63%      18.03%     to       18.03%
 2008                             --      to         --       3.22%     to       3.22%     (22.13)%    to      (22.13)%
MFS VALUE SERIES
 2012                             --      to         --       1.64%     to       1.64%      16.26%     to       16.26%
 2011                             --      to         --       1.55%     to       1.55%      (0.30)%    to       (0.30)%
 2010                             --      to         --       1.41%     to       1.41%      11.53%     to       11.53%
 2009                             --      to         --       1.06%     to       1.06%      22.72%     to       22.72%
 2008                             --      to         --         --      to         --      (30.19)%    to      (30.19)%
MFS RESEARCH BOND SERIES
 2012                             --      to         --       2.87%     to       2.87%       7.35%     to        7.35%
 2011                             --      to         --       3.01%     to       3.01%       6.75%     to        6.75%
 2010                             --      to         --       2.79%     to       2.79%       7.47%     to        7.47%
 2009                             --      to         --         --      to         --       16.16%     to       16.16%
UIF MID CAP GROWTH PORTFOLIO
 2012                             --      to         --         --      to         --        8.49%     to        8.49%
 2011                             --      to         --       0.24%     to       0.24%      (7.17)%    to       (7.17)%
 2010                             --      to         --         --      to         --       32.27%     to       32.27%
 2009                             --      to         --         --      to         --       57.37%     to       57.37%
 2008                             --      to         --       0.08%     to       0.08%     (44.99)%    to      (44.99)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                             --      to         --       0.68%     to       0.68%      17.08%     to       17.08%
 2011                             --      to         --       0.62%     to       0.62%       0.83%     to        0.83%
 2010                             --      to         --       0.92%     to       0.92%      22.18%     to       22.18%
 2009                             --      to         --       1.24%     to       1.24%      39.16%     to       39.16%
 2008                             --      to         --       0.64%     to       0.64%     (41.42)%    to      (41.42)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                             --      to         --       0.42%     to       0.42%      13.81%     to       13.81%
 2011                             --      to         --       0.11%     to       0.11%      (1.37)%    to       (1.37)%
 2010                             --      to         --         --      to         --        9.14%     to        9.14%
 2009                             --      to         --       0.01%     to       0.01%      44.15%     to       44.15%
 2008                             --      to         --         --      to         --      (45.66)%    to      (45.66)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                             --      to         --       1.92%     to       1.92%      20.95%     to       20.95%
 2011                             --      to         --       1.02%     to       1.02%      (8.53)%    to       (8.53)%
 2010                             --      to         --       1.15%     to       1.15%      15.70%     to       15.70%
 2009                             --      to         --       1.88%     to       1.88%      39.36%     to       39.36%
 2008                             --      to         --       1.25%     to       1.25%     (40.33)%    to      (40.33)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                                   7,803      $13.101818      to      $13.101818            $102,237
 2011                                   1,631       11.235715      to       11.235715              18,328
 2010                                   1,579       11.271167      to       11.271167              17,802
 2009                                   1,520        9.731208      to        9.731208              14,796
 2008                                   1,231        7.602822      to        7.602822               9,361
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                   6,653       13.228057      to       13.228057              88,008
 2011                                   7,070       11.241671      to       11.241671              79,483
 2010                                   7,066       11.516057      to       11.516057              81,377
 2009                                   9,854        9.358432      to        9.358432              92,214
 2008                                   1,801        6.836775      to        6.836775              12,312
OPPENHEIMER VALUE FUND/ VA
 2012                                     343       10.650191      to       10.650191               3,652
 2011                                     443        9.417715      to        9.417715               4,168
 2010                                     304        9.859710      to        9.859710               3,000
 2009                                     150        8.588256      to        8.588256               1,289
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                                  30,483       13.593368      to       28.400397             438,668
 2011                                  32,098       12.188642      to       25.400730             420,536
 2010                                  31,522       12.587405      to       26.192973             445,128
 2009                                  28,302       11.171885      to       23.175409             361,626
 2008                                   8,904        7.191250      to       14.968756             100,902
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                  15,687       12.348492      to       35.209669             549,524
 2011                                  18,379       10.813222      to       30.751053             557,205
 2010                                  20,550       10.858668      to       30.806593             627,328
 2009                                  22,366        9.467980      to       26.783076             595,953
 2008                                  28,550       19.786145      to       19.786145             564,898
PUTNAM VT GLOBAL EQUITY FUND
 2012                                  79,793       29.391653      to       29.391653           2,345,255
 2011                                  88,527       24.381165      to       24.381165           2,158,396
 2010                                 107,048       25.604302      to       25.604302           2,740,886
 2009                                 111,588       23.229823      to       23.229823           2,592,168
 2008                                 136,447       17.847130      to       17.847130           2,435,191
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                                 142,238       14.962585      to       36.716590           5,210,268
 2011                                 156,759       12.559145      to       30.742591           4,809,930
 2010                                 184,107       13.170377      to       32.170965           5,914,349
 2009                                 197,650       11.514849      to       28.044583           5,529,076
 2008                                 228,621        8.870392      to       21.545827           4,915,749
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                                   4,885       18.791048      to       18.791048              91,789
 2011                                   5,208       15.330913      to       15.330913              79,838
 2010                                   7,037       15.468968      to       15.468968             108,855
 2009                                   7,331       15.065962      to       15.065962             110,448
 2008                                   9,129       11.913774      to       11.913774             108,756

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                             --      to         --       0.86%     to       0.86%      16.61%     to       16.61%
 2011                             --      to         --       0.58%     to       0.58%      (0.31)%    to       (0.31)%
 2010                             --      to         --       0.87%     to       0.87%      15.83%     to       15.83%
 2009                             --      to         --       1.47%     to       1.47%      28.00%     to       28.00%
 2008                             --      to         --       1.12%     to       1.12%     (38.63)%    to      (38.63)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                             --      to         --       0.32%     to       0.32%      17.67%     to       17.67%
 2011                             --      to         --       0.37%     to       0.37%      (2.38)%    to       (2.38)%
 2010                             --      to         --       0.44%     to       0.44%      23.06%     to       23.06%
 2009                             --      to         --       0.20%     to       0.20%      36.88%     to       36.88%
 2008                             --      to         --         --      to         --      (35.18)%    to      (35.18)%
OPPENHEIMER VALUE FUND/ VA
 2012                             --      to         --       1.14%     to       1.14%      13.09%     to       13.09%
 2011                             --      to         --       0.79%     to       0.79%      (4.48)%    to       (4.48)%
 2010                             --      to         --       0.74%     to       0.74%      14.81%     to       14.81%
 2009                             --      to         --       0.80%     to       0.80%      32.57%     to       32.57%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                             --      to         --       5.71%     to       6.50%      11.52%     to       11.81%
 2011                             --      to         --       9.68%     to      12.58%      (3.17)%    to       (3.02)%
 2010                             --      to         --      10.71%     to      14.16%      12.67%     to       13.02%
 2009                             --      to         --       4.88%     to       7.27%      54.83%     to       55.35%
 2008                             --      to         --       6.24%     to       6.24%     (31.00)%    to      (29.96)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                             --      to         --       0.76%     to       1.01%      14.20%     to       14.50%
 2011                             --      to         --       3.89%     to       4.72%      (0.42)%    to       (0.18)%
 2010                             --      to         --       4.56%     to       5.88%      14.69%     to       15.02%
 2009                             --      to         --       0.59%     to       6.61%      35.21%     to       35.36%
 2008                             --      to         --       4.09%     to       4.09%     (33.16)%    to      (33.16)%
PUTNAM VT GLOBAL EQUITY FUND
 2012                             --      to         --       1.90%     to       1.90%      20.55%     to       20.55%
 2011                             --      to         --       2.27%     to       2.27%      (4.78)%    to       (4.78)%
 2010                             --      to         --       2.41%     to       2.41%      10.22%     to       10.22%
 2009                             --      to         --       0.19%     to       0.19%      30.16%     to       30.16%
 2008                             --      to         --       2.79%     to       2.79%     (45.24)%    to      (45.24)%
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                             --      to         --       1.63%     to       1.98%      19.14%     to       19.43%
 2011                             --      to         --       1.22%     to       1.54%      (4.64)%    to       (4.44)%
 2010                             --      to         --       1.76%     to       2.02%      14.38%     to       14.71%
 2009                             --      to         --       2.61%     to       3.09%      29.81%     to       30.16%
 2008                             --      to         --       2.09%     to       2.57%     (38.70)%    to      (38.57)%
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                             --      to         --       1.52%     to       1.52%      22.57%     to       22.57%
 2011                             --      to         --       1.25%     to       1.25%      (0.89)%    to       (0.89)%
 2010                             --      to         --       2.13%     to       2.13%       2.68%     to        2.68%
 2009                             --      to         --         --      to         --       26.46%     to       26.46%
 2008                             --      to         --         --      to         --      (16.90)%    to      (16.90)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2012                                  54,996      $21.165414      to      $39.207905          $2,139,373
 2011                                  60,668       18.244699      to       33.700697           2,028,511
 2010                                  74,372       17.930173      to       33.089518           2,442,790
 2009                                  95,471       15.722517      to       28.889334           2,739,211
 2008                                 106,259       10.468992      to       19.219456           2,026,702
PUTNAM VT INCOME FUND
 2012                                  72,653       16.678880      to       32.470755           2,353,258
 2011                                  73,304       15.060896      to       29.236133           2,138,837
 2010                                  95,931       14.343729      to       27.802373           2,625,903
 2009                                 104,614       13.055246      to       25.224094           2,575,175
 2008                                 119,913        8.902167      to       17.133269           2,017,784
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                   3,051        8.440439      to       17.192665              51,952
 2011                                   3,278        6.935285      to       14.115362              45,928
 2010                                   3,463        8.043728      to       16.321304              56,238
 2009                                   4,477        7.508868      to       15.194392              67,896
 2008                                   4,665       12.021934      to       12.021934              56,082
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                  81,851       16.633499      to       17.234398           1,408,481
 2011                                  93,648       13.643423      to       14.102062           1,318,793
 2010                                  97,369       16.424598      to       16.931002           1,646,496
 2009                                 102,437       14.046254      to       14.928049           1,570,405
 2008                                 131,831       11.236998      to       11.977464           1,618,107
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                                     772       17.464541      to       17.464541              13,484
 2011                                     900       14.405383      to       14.405383              12,963
 2010                                   1,007       17.492096      to       17.492096              17,608
 2009                                   1,103       15.550584      to       15.550584              17,148
 2008                                   1,333       11.206894      to       11.206894              14,934
PUTNAM VT INVESTORS FUND
 2012                                   4,471       12.397161      to       12.397161              55,422
 2011                                   4,641       10.590309      to       10.590309              49,152
 2010                                   4,994       10.560103      to       10.560103              52,742
 2009                                   5,179        9.243957      to        9.243957              47,875
 2008                                   6,188        7.046749      to        7.046749              43,606
PUTNAM VT MONEY MARKET FUND
 2012                                     120        1.803151      to        1.803151                 217
 2011                                     125        1.803089      to        1.803089                 225
 2010                                     157        1.802966      to        1.802966                 284
 2009                                     210        1.802303      to        1.802303                 378
 2008                                     267        1.796082      to        1.796082                 479
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                                 126,861       17.208979      to       28.168997           3,548,930
 2011                                 144,558       14.738812      to       24.058223           3,455,698
 2010                                 158,025       15.528059      to       25.291913           3,972,507
 2009                                 162,735       12.988059      to       21.099132           3,412,617
 2008                                 179,277        9.829288      to       15.925954           2,838,799

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2012                             --      to         --       7.63%     to       7.81%      16.01%     to       16.34%
 2011                             --      to         --       7.98%     to       8.41%       1.75%     to        1.85%
 2010                             --      to         --       7.34%     to       7.95%      14.04%     to       14.54%
 2009                             --      to         --       9.89%     to      10.05%      50.18%     to       50.31%
 2008                             --      to         --       9.68%     to      10.93%     (26.07)%    to      (26.01)%
PUTNAM VT INCOME FUND
 2012                             --      to         --       5.18%     to       5.27%      10.74%     to       11.06%
 2011                             --      to         --       3.20%     to       9.36%       5.00%     to        5.16%
 2010                             --      to         --      10.83%     to      11.83%       9.87%     to       10.22%
 2009                             --      to         --       5.46%     to       6.04%      46.65%     to       47.22%
 2008                             --      to         --       6.65%     to       7.22%     (23.93)%    to      (23.78)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                             --      to         --       2.82%     to       3.26%      21.70%     to       21.80%
 2011                             --      to         --       2.39%     to       2.81%     (13.78)%    to      (13.52)%
 2010                             --      to         --       2.73%     to       3.96%       7.12%     to        7.42%
 2009                             --      to         --         --      to         --       26.19%     to       26.39%
 2008                             --      to         --       2.20%     to       2.20%     (45.85)%    to      (45.85)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                             --      to         --       2.17%     to       2.52%      21.92%     to       22.21%
 2011                             --      to         --       3.25%     to       3.57%     (16.93)%    to      (16.71)%
 2010                             --      to         --       3.66%     to       3.89%      10.03%     to       20.54%
 2009                             --      to         --         --      to         --       24.63%     to       25.00%
 2008                             --      to         --       2.09%     to       2.09%     (43.95)%    to      (43.84)%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.78%     to       1.78%      21.24%     to       21.24%
 2011                             --      to         --       2.66%     to       2.66%     (17.65)%    to      (17.65)%
 2010                             --      to         --       3.16%     to       3.16%      12.49%     to       12.49%
 2009                             --      to         --       1.83%     to       1.83%      38.76%     to       38.76%
 2008                             --      to         --       1.89%     to       1.89%     (42.37)%    to      (42.37)%
PUTNAM VT INVESTORS FUND
 2012                             --      to         --       1.53%     to       1.53%      17.06%     to       17.06%
 2011                             --      to         --       1.35%     to       1.35%       0.29%     to        0.29%
 2010                             --      to         --       1.44%     to       1.44%      14.24%     to       14.24%
 2009                             --      to         --       1.54%     to       1.54%      31.18%     to       31.18%
 2008                             --      to         --       0.53%     to       0.53%     (39.44)%    to      (39.44)%
PUTNAM VT MONEY MARKET FUND
 2012                             --      to         --         --      to         --          --      to          --
 2011                             --      to         --         --      to         --        0.01%     to        0.01%
 2010                             --      to         --         --      to         --        0.04%     to        0.04%
 2009                             --      to         --       0.35%     to       0.35%       0.35%     to        0.35%
 2008                             --      to         --       2.77%     to       2.77%       2.83%     to        2.83%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                             --      to         --       0.23%     to       0.51%      16.76%     to       17.09%
 2011                             --      to         --       0.25%     to       0.40%      (5.08)%    to       (4.88)%
 2010                             --      to         --       0.35%     to       0.57%      19.56%     to       19.87%
 2009                             --      to         --       0.29%     to       0.67%      32.14%     to       32.48%
 2008                             --      to         --       0.30%     to       0.30%     (38.75)%    to      (38.62)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                  10,005      $11.585811      to      $11.585811            $115,915
 2011                                  11,256        9.861349      to        9.861349             111,000
 2010                                  16,439       10.350514      to       10.350514             170,150
 2009                                  15,680        8.215811      to        8.215811             128,825
 2008                                  14,047        6.246201      to        6.246201              87,740
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                                   1,144       15.557336      to       15.557336              17,792
 2011                                   1,665       13.795090      to       13.795090              22,968
 2010                                   3,513       13.409259      to       13.409259              47,101
 2009                                   3,783       12.059130      to       12.059130              45,625
 2008                                   4,082        9.580101      to        9.580101              39,102
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                                   7,981       29.147195      to       29.147195             232,630
 2011                                   8,770       27.667582      to       27.667582             242,644
 2010                                  10,677       29.182239      to       29.182239             311,573
 2009                                  11,314       28.580962      to       28.580962             323,372
 2008                                  16,090       26.547468      to       26.547468             427,153
PUTNAM VT VOYAGER FUND
 2012                                 156,196       16.202644      to       40.405692           6,224,575
 2011                                 168,016       14.184465      to       35.287020           5,874,386
 2010                                 181,837       17.266105      to       42.844173           7,743,140
 2009                                 193,750       14.293431      to       35.386121           6,806,684
 2008                                 210,969        8.721088      to       21.538000           4,536,743
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                                   6,147       21.414988      to       21.414988             131,634
 2011                                   7,039       18.724634      to       18.724634             131,807
 2010                                   9,881       19.942323      to       19.942323             197,047
 2009                                  13,404       15.395267      to       15.395267             206,366
 2008                                  16,639       10.572218      to       10.572218             175,912
PUTNAM VT EQUITY INCOME FUND
 2012                                  15,514       19.095633      to       19.759287             305,696
 2011                                  24,192       15.963640      to       16.562094             394,942
 2010                                  26,282       15.639461      to       16.249834             420,927
 2009                                  27,664       13.861395      to       14.430719             393,346
 2008                                  19,382       11.322627      to       11.322627             219,450
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                   5,251       11.475741      to       11.475741              60,260
 2011                                   4,404       10.035800      to       10.035800              44,202
 2010                                   3,547       10.267992      to       10.267992              36,425
 2009                                     632        9.152221      to        9.152221               5,784
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                  31,032       13.063471      to       13.063471             405,381
 2011                                  34,163       10.984671      to       10.984671             375,265
 2010                                  36,011       11.221180      to       11.221180             404,084
 2009                                 103,601        9.698918      to        9.698918           1,004,822
 2008                                 116,436        7.553239      to        7.553239             879,466

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                             --      to         --       0.46%     to       0.46%      17.49%     to       17.49%
 2011                             --      to         --       0.48%     to       0.48%      (4.73)%    to       (4.73)%
 2010                             --      to         --       0.29%     to       0.29%      25.98%     to       25.98%
 2009                             --      to         --       1.61%     to       1.61%      31.53%     to       31.53%
 2008                             --      to         --       1.13%     to       1.13%     (39.36)%    to      (39.36)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                             --      to         --       2.12%     to       2.12%      12.77%     to       12.77%
 2011                             --      to         --       2.06%     to       2.06%       2.88%     to        2.88%
 2010                             --      to         --       5.32%     to       5.32%      11.20%     to       11.20%
 2009                             --      to         --       4.89%     to       4.89%      25.88%     to       25.88%
 2008                             --      to         --       4.94%     to       4.94%     (40.47)%    to      (40.47)%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                             --      to         --       3.97%     to       3.97%       5.35%     to        5.35%
 2011                             --      to         --       4.03%     to       4.03%      (5.19)%    to       (5.19)%
 2010                             --      to         --       4.23%     to       4.23%       2.10%     to        2.10%
 2009                             --      to         --       4.25%     to       4.25%       7.66%     to        7.66%
 2008                             --      to         --       2.45%     to       2.45%     (30.33)%    to      (30.33)%
PUTNAM VT VOYAGER FUND
 2012                             --      to         --       0.29%     to       0.39%      14.23%     to       14.51%
 2011                             --      to         --         --      to       0.28%     (17.85)%    to      (17.64)%
 2010                             --      to         --       1.21%     to       1.45%      20.80%     to       21.08%
 2009                             --      to         --       0.27%     to       1.12%      63.90%     to       64.30%
 2008                             --      to         --       0.29%     to       0.29%     (37.03)%    to      (36.87)%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                             --      to         --       0.39%     to       0.39%      14.37%     to       14.37%
 2011                             --      to         --       0.13%     to       0.13%      (6.11)%    to       (6.11)%
 2010                             --      to         --       0.27%     to       0.27%      29.54%     to       29.54%
 2009                             --      to         --       0.63%     to       0.63%      45.62%     to       45.62%
 2008                             --      to         --       0.46%     to       0.46%     (35.18)%    to      (35.18)%
PUTNAM VT EQUITY INCOME FUND
 2012                             --      to         --       2.10%     to       4.21%      19.30%     to       19.62%
 2011                             --      to         --       1.85%     to       2.00%       1.92%     to        2.07%
 2010                             --      to         --       1.88%     to       2.10%      12.61%     to       12.83%
 2009                             --      to         --       1.10%     to       1.37%      27.45%     to       38.61%
 2008                             --      to         --       2.17%     to       2.17%     (31.14)%    to      (31.14)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                             --      to         --       1.27%     to       1.27%      14.35%     to       14.35%
 2011                             --      to         --       0.99%     to       0.99%      (2.26)%    to       (2.26)%
 2010                             --      to         --       0.06%     to       0.06%      12.19%     to       12.19%
 2009                             --      to         --       4.12%     to       4.12%      24.11%     to       24.11%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                             --      to         --       1.51%     to       1.51%      18.92%     to       18.92%
 2011                             --      to         --       1.36%     to       1.36%      (2.11)%    to       (2.11)%
 2010                             --      to         --       0.19%     to       0.19%      15.70%     to       15.70%
 2009                             --      to         --       4.51%     to       4.51%      28.41%     to       28.41%
 2008                             --      to         --       2.11%     to       2.11%     (35.80)%    to      (35.80)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                  12,231       $9.980752      to       $9.980752            $122,073
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                  13,583        9.994841      to        9.994841             135,762

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                             --      to         --         --      to         --       (0.19)%    to       (0.19)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                             --      to         --         --      to         --       (0.05)%    to       (0.05)%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions for various Rider charges:

       Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90% - 34.50%

       Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       Child Insurance Rider (per $1,000 of coverage) $6.00

       Life Access Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       Accelerated Death Benefit Rider $300.00 (when benefit is exercised)

       Guaranteed Minimum Accumulation Benefit Rider (Annual % of separate account value) 0.90%

       Guaranteed Paid-Up death Benefit Rider (Annual % of separate account value) 0.75%

       Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00 (Monthly for the first twelve Monthly Activity Dates following the Rider Issue Date)

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS:

    On September 27, 2012, Hartford Financial Services Group, the ultimate parent of the Sponsor Company, announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, closed on January 2, 2013. As part of the agreement, the Sponsor Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for in force business through a reinsurance agreement.

    Management has evaluated events subsequent to December 31, 2012 and through the financial statement issuance date of March 28, 2013, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(3)
(d)  (1)  Accelerated Death Benefit Rider(3)
     (2)  Accidental Death Benefit Rider(3)
     (3)  Child Insurance Rider(3)
     (4)  Cost of Living Adjustment Rider(3)
     (5)  Deduction Amount Waiver Rider(3)
     (6)  Disability Access Rider(3)
     (7)  Guaranteed Minimum Accumulation Benefit Rider(3)
     (8)  Guaranteed Paid-Up Death Benefit Rider(3)
     (9)  LifeAccess Accelerated Benefit Rider(3)
     (10) Overloan Protection Rider(3)
     (11) Term Insurance Rider(3)
     (12) Waiver of Specified Amount Disability Benefit Rider(3)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(3)
(f)       Certificate of Incorporation of Hartford and Bylaws of Hartford.(2)
(g)       Reinsurance Contracts.
     (1)  Canada Life Assurance Company(3)
          (i) Amendment Nos. 3, 5, 6, 7
          (ii) Treaty and Amendments.
     (2)  SCOR Global Life Americas Reinsurance Company
     (3)  Transamerica Financial Life Insurance Company(3)
          (i) Amendment Nos. 6 through 12
     (4)  The Prudential Insurance Company of America
     (5)  Swiss Re Life & Assurance
          (i) Treaty and Amendments
(h)       Participation Agreements.(3)
     (1)  AllianceBernstein Variable Product Series Fund, Inc.(3)
     (2)  American Funds Insurance Series(3)
          (i) Amendment No. 6
     (3)  Fidelity Variable Insurance Products(3)
     (4)  Franklin Templeton Variable Products Trust(3)
     (5)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(3)
     (6)  Invesco Variable Insurance Funds(3)
     (7)  Lord Abbett Series Fund, Inc.(3)
     (8)  MFS Variable Insurance Trust(3)
     (9)  Putnam Variable Trust(3)
     (i) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(4)
     (ii) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(4)
     (iii) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(4)
     (iv) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(4)
     (v) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(4)
(i)       Administrative Services Agreements and Amendments.
     (1)  Fidelity Variable Insurance Products
     (2)  Franklin Templeton
     (3)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
     (4)  Invesco Variable Insurance Funds
     (5)  Lord Abbett Series Fund, Inc.
     (6)  The Prudential Insurance Company of America

(j)       Not Applicable.
(k) Opinion and Consent of Lisa M. Proch, Vice President and Assistant General Counsel.
(l)       Actuarial Opinion.(5)
(m)       Calculations.(5)
(n)  (1)  Consent of Independent Registered Public Accounting Firm
     (2)  Copy of Power of Attorney.
(o)       No financial statements will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(5)

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 23, 2012.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-180756, filed with the Securities and Exchange Commission on July 16, 2012.

(4) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 22, 2013.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Jeannie M. Iannello (7)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Christopher M. Lewis (1)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Darryl T. Rapini                    Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (1)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 22, 2013.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG

     Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                             POSITIONS AND OFFICES
NAME                                                           WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------
Diana Benken(1)                     Chief Financial Officer and Controller/FINOP
Christopher S. Connor(4)            AML Officer & Chief Compliance Officer
Michael J. Fixer(2)                 Assistant Treasurer & Assistant Vice President
Denise Gagnon(1)                    Privacy Officer
Sarah J. Harding(2)                 Assistant Secretary
Audrey E. Hayden(2)                 Assistant Secretary
Michael R. Hazel(1)                 Assistant Vice President
Kathleen E. Jorens(2)               Vice President & Assistant Treasurer
Robert W. Paiano(2)                 Senior Vice President, Treasurer
Cathleen Shine(1)                   Secretary
Diane E. Tatelman(2)                Vice President/Corporate Tax
Eamon J. Twomey(3)                  Vice President and Chief Operating Officer
Jane Wolak(1)                       Director
Melinda Zwecker(2)                  Assistant Vice President

------------

The principal business address of each of the above individuals are:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  One Hartford Plaza, Hartford, CT 06155

(3)  1 Griffin Road North, Windsor, CT 06095

(4)  100 Matsonford Road, Radnor, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

The Hartford                                        200 Hopmeadow Street, Simsbury, CT 06089
Hartford Equity Sales Company, Inc.                 200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         213 Washington Street, Newark, NJ 07102

ITEM 32.  MANAGEMENT SERVICES

     On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    Beth A. Bombara*                     *By:   /s/ Sun-Jin Moon
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Sun-Jin Moon
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Sun-Jin Moon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                       Sun-Jin Moon
 Director*                                                                Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,                        Date:  April 22, 2013
 Chief Accounting Officer, Chief Financial Officer*

333-180756

                                 EXHIBIT INDEX

(g)        Contracts of Reinsurance
     (1)   Canada Life Assurance Co.
           (i) Amendment Nos. 3, 5, 6, and 7
           (ii) Teaty and Amendents
     (2)   SCOR Global Life Americas Reinsurance Company
     (3)   Transamerica Financial Life Insurance Co.
           (i) Amendment Nos. 6 through 12
     (4)   The Prudential Insurance Company of America
     (5)   Swiss Re Life & Assurance
           (i) Treaty and Amendments
(h)        Participation Agreements and Amendments
     (2)   (i) American Funds Insurance Series -- Amendment No. 6
(i)        Administrative Services Agreements and Amendments
     (1)   Fidelity Variable Insurance Products
     (2)   Franklin Templeton
     (3)   Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.
     (4)   Invesco Variable Insurance Funds
     (5)   Lord Abbett Series Fund, Inc.
     (6)   The Prudential Insurance Company of America
(k)        Opinion and consent of Lisa M. Proch, Vice President and Assistant
           General Counsel.
(n)  (1)   Consent of Independent Registered Public Accounting Firm
(n)  (2)   Copy of Power of Attorney